UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

December 31, 2020

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets ESG Fund (RESE)

WisdomTree International ESG Fund (RESD)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (WFIG)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Asset Allocation ETF:

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

Megatrends ETF:

WisdomTree Cloud Computing Fund (WCLD)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.8%
Health Care	13.5%
Industrials	12.1%
Consumer Staples	11.6%
Materials	11.1%
Communication Services	9.5%
Consumer Discretionary	7.7%
Utilities	7.1%
Information Technology	5.0%
Real Estate	4.5%
Energy	2.2%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	2.5%
Nestle S.A., Registered Shares	2.2%
Roche Holding AG, Genusschein	1.9%
Fortescue Metals Group Ltd.	1.6%
GlaxoSmithKline PLC	1.5%
British American Tobacco PLC	1.3%
China Mobile Ltd.	1.3%
Sanofi	1.2%
Rio Tinto PLC	1.1%
Allianz SE, Registered Shares	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,130.80	0.37%[1]	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.37%[1]	$1.89
[1]	WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.35% through October 31, 2020. On November 1, 2020, the contractual waiver expired.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	13.08%	-4.20%	1.03%	6.92%
Fund Market Price Returns	12.51%	-4.25%	0.82%	6.84%
WisdomTree Dynamic Currency Hedged International Equity Index	13.20%	-3.96%	1.33%	7.10%
MSCI EAFE Local Currency Index	12.71%	0.84%	2.98%	6.97%
MSCI EAFE Index	21.61%	7.82%	4.28%	8.69%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.5%
Financials	14.7%
Materials	11.3%
Real Estate	10.5%
Consumer Discretionary	10.4%
Consumer Staples	7.0%
Information Technology	6.8%
Energy	4.3%
Utilities	4.1%
Health Care	4.0%
Communication Services	3.8%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Ferrexpo PLC	1.2%
Euronav N.V.	1.1%
Neles Oyj	1.0%
Nexity S.A.	0.9%
Enav SpA	0.8%
Cie Automotive S.A.	0.7%
China Power International Development Ltd.	0.7%
Societe BIC S.A.	0.7%
Scandinavian Tobacco Group A/S, Class A	0.7%
Oesterreichische Post AG	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,211.40	0.45%[1]	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%[1]	$2.29
[1]	WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.43% through October 31, 2020. On November 1, 2020, the contractual waiver expired.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	21.14%	-1.78%	0.73%	8.19%
Fund Market Price Returns	20.45%	-2.90%	0.31%	8.13%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	21.78%	-1.46%	1.21%	8.67%
MSCI EAFE Small Cap Local Currency Index	19.47%	5.13%	3.42%	8.64%
MSCI EAFE Small Cap Index	29.29%	12.34%	4.85%	10.50%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.9%
Consumer Discretionary	19.8%
Communication Services	15.1%
Financials	15.1%
Materials	8.1%
Consumer Staples	6.7%
Industrials	4.6%
Health Care	4.2%
Real Estate	2.4%
Utilities	1.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Alibaba Group Holding Ltd., ADR	6.2%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co., Ltd.	4.6%
Ping An Insurance Group Co. of China Ltd., Class H	1.2%
Baidu, Inc., ADR	1.1%
JD.com, Inc., ADR	1.1%
Infosys Ltd.	0.9%
Housing Development Finance Corp., Ltd.	0.9%
SK Hynix, Inc.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management, Inc.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,309.70	0.32%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns[2]	30.97%	12.31%	6.07%	11.85%
Fund Market Price Returns[2]	30.46%	11.03%	5.59%	11.67%
MSCI Emerging Markets Extended ESG Focus Index[3]	32.58%	19.88%	N/A	N/A
MSCI Emerging Markets Index	31.14%	18.31%	6.17%	13.02%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

[2]

The Fund’s objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Emerging Markets Dividend Fund (DVEM) and tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

[3]	The MSCI Emerging Markets Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree International ESG Fund (RESD)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.3%
Health Care	16.1%
Industrials	15.4%
Consumer Discretionary	11.5%
Consumer Staples	10.8%
Information Technology	10.4%
Materials	7.1%
Communication Services	6.4%
Real Estate	3.1%
Utilities	1.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	2.8%
Roche Holding AG, Genusschein	1.9%
ASML Holding N.V.	1.7%
Novartis AG, Registered Shares	1.6%
SAP SE	1.2%
Sony Corp.	1.1%
Novo Nordisk A/S, Class B	1.1%
L’Oreal S.A.	1.0%
Siemens AG, Registered Shares	0.9%
Sanofi	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International ESG Fund (the ‘‘Fund’’) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in developed markets excluding the U.S. and Canada that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (‘‘ESG’’) characteristics based on a model developed by WisdomTree Asset Management, Inc.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,182.30	0.30%	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns[2]	18.23%	11.29%	8.09%	12.53%
Fund Market Price Returns[2]	17.59%	10.64%	7.92%	12.41%
MSCI EAFE Extended ESG Focus Index[3]	22.23%	8.66%	N/A	N/A
MSCI EAFE Local Currency Index	12.71%	0.84%	2.98%	7.70%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

[2]

The Fund’s objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG) and tracked the performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index.

[3]	The MSCI EAFE Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.1%
Communication Services	12.9%
Health Care	11.9%
Industrials	10.4%
Utilities	8.9%
Information Technology	8.7%
Consumer Staples	7.0%
Energy	6.2%
Consumer Discretionary	5.4%
Materials	2.0%
Real Estate	0.8%
Other Assets less Liabilities‡	1.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Bank of America Corp., 5.70%, 1/24/22	1.7%
Oracle Corp., 5.38%, 7/15/40	1.4%
AT&T, Inc., 6.30%, 1/15/38	1.3%
AT&T, Inc., 3.80%, 12/1/57	0.8%
Enterprise Products Operating LLC, 5.95%, 2/1/41	0.7%
Verizon Communications, Inc., 6.55%, 9/15/43	0.7%
Verizon Communications, Inc., 4.50%, 8/10/33	0.7%
Wells Fargo & Co., 1.65%, 6/2/24,	0.7%
Virginia Electric & Power Co., 8.88%, 11/15/38	0.7%
Broadcom Corp., 3.88%, 1/15/27	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,043.50	0.18%[1]	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[1]	$0.92
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.18% through October 31, 2020. On November 1, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.18%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.35%	9.93%	6.75%	5.61%
Fund Market Price Returns	4.03%	9.73%	7.06%	5.59%
WisdomTree U.S. Corporate Bond Index[2]	4.89%	10.18%	7.08%	6.01%
ICE BofA Merrill Lynch U.S. Corporate Index	4.73%	9.81%	7.03%	6.08%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

[2]	Formerly, WisdomTree Fundamental U.S. Corporate Bond Index prior to September 27, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.9%
Communication Services	11.5%
Industrials	9.7%
Health Care	9.5%
Energy	9.4%
Financials	8.6%
Consumer Staples	7.7%
Materials	6.6%
Real Estate	5.0%
Information Technology	4.8%
Utilities	3.1%
Other Assets less Liabilities‡	4.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Kraft Heinz Foods Co., 4.38%, 6/1/46	1.4%
L Brands, Inc., 6.88%, 11/1/35	1.2%
DISH DBS Corp., 7.75%, 7/1/26	1.1%
Centene Corp., 3.00%, 10/15/30	1.0%
HCA, Inc., 3.50%, 9/1/30	0.9%
EQM Midstream Partners L.P., 5.50%, 7/15/28	0.9%
DaVita, Inc., 3.75%, 2/15/31	0.9%
Diamond Sports Group LLC, 6.63%, 8/15/27	0.7%
Antero Midstream Partners L.P., 5.75%, 1/15/28	0.7%
Occidental Petroleum Corp., 6.45%, 9/15/36	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. non-investment grade corporate bond (‘‘junk bond’’ or ‘‘high yield’’) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,104.20	0.38%[1]	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[1]	$1.94
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.38% through October 31, 2020. On November 1, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.38%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	10.42%	5.74%	6.25%	6.79%
Fund Market Price Returns	10.54%	5.85%	7.08%	6.92%
WisdomTree U.S. High Yield Corporate Bond Index[2]	11.24%	5.30%	6.40%	7.53%
ICE BofA Merrill Lynch U.S. High Yield Index	11.49%	6.17%	5.88%	7.49%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

[2]	Formerly, WisdomTree Fundamental U.S. High Yield Corporate Bond Index prior to September 27, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	33.2%
Health Care	12.6%
Information Technology	9.4%
Consumer Staples	8.9%
Consumer Discretionary	8.7%
Industrials	7.6%
Utilities	5.5%
Communication Services	4.3%
Energy	3.6%
Real Estate	1.2%
Materials	0.8%
Other Assets less Liabilities‡	4.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Bank of America Corp., 4.20%, 8/26/24	1.4%
JPMorgan Chase & Co., 3.22%, 3/1/25	1.2%
Bank of America Corp., 3.46%, 3/15/25	1.2%
AbbVie, Inc., 3.60%, 5/14/25	1.2%
Citigroup, Inc., 3.88%, 10/25/23	1.0%
Citigroup, Inc., 3.75%, 6/16/24	0.9%
Deutsche Bank AG, 3.95%, 2/27/23	0.9%
Reynolds American, Inc., 4.85%, 9/15/23	0.9%
MUFG Union Bank NA, 3.15%, 4/1/22	0.8%
Wells Fargo & Co., 3.75%, 1/24/24	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,015.30	0.18%[1]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[1]	$0.92
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.18% through October 31, 2020. On November 1, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.18%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.53%	4.36%	3.78%	2.89%
Fund Market Price Returns	1.35%	4.39%	4.04%	2.83%
WisdomTree U.S. Short-Term Corporate Bond Index[2]	1.88%	4.86%	4.19%	3.35%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	2.31%	5.71%	4.58%	3.67%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

[2]	Formerly, WisdomTree Fundamental U.S. Short-Term Corporate Bond Index prior to September 27, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	34.0%
Health Care	10.8%
Industrials	10.6%
Communication Services	9.4%
Financials	9.4%
Energy	6.9%
Real Estate	5.1%
Materials	4.7%
Information Technology	2.5%
Consumer Staples	1.8%
Utilities	0.8%
Other Assets less Liabilities‡	4.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Carnival Corp., 11.50%, 4/1/23	2.6%
Caesars Entertainment, Inc., 6.25%, 7/1/25	2.5%
Tenet Healthcare Corp., 6.75%, 6/15/23	2.5%
Tenet Healthcare Corp., 5.13%, 5/1/25	2.4%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	2.4%
Occidental Petroleum Corp., 2.90%, 8/15/24	2.3%
DISH DBS Corp., 5.88%, 7/15/22	2.2%
Community Health Systems, Inc., 8.63%, 1/15/24	2.1%
Delta Air Lines, Inc., 3.63%, 3/15/22	2.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21	2.1%

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term High Yield Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund primarily invests in issuers in the short-term U.S. non-investment-grade corporate bond (‘‘junk bond’’ or ‘‘high yield’’) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,076.90	0.38%[1]	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[1]	$1.94
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.38% through October 31, 2020. On November 1, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.38%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	7.69%	2.49%	4.77%	5.30%
Fund Market Price Returns	7.70%	2.26%	5.44%	5.35%
WisdomTree U.S. Short-Term High Yield Corporate Bond Index[2]	9.71%	2.63%	4.70%	6.00%
ICE BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index	10.57%	3.68%	4.49%	6.58%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

[2]	Formerly, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index prior to September 27, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	26.4%
Health Care	11.9%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.2%
Industrials	7.6%
Consumer Staples	5.8%
Utilities	2.2%
Materials	2.1%
Real Estate	2.0%
Energy	1.9%
U.S. Government Obligations	0.6%
Other Assets less Liabilities‡	8.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.0%
Facebook, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.6%
Alphabet, Inc., Class A	1.5%
Tesla, Inc.	1.4%
Johnson & Johnson	1.2%
JPMorgan Chase & Co.	1.1%
Visa, Inc., Class A	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 90/60 U.S. Balanced Fund (the ‘‘Fund’’) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in U.S. equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,202.50	0.20%	$1.11
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	20.25%	24.93%	18.47%
Fund Market Price Returns	20.27%	25.07%	18.50%
60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Index Composite	13.60%	14.24%	11.93%
S&P 500® Index	22.16%	18.40%	14.69%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 2, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of December 31, 2020 (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	98.5%
Health Care	1.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Cloudflare, Inc., Class A	2.8%
Crowdstrike Holdings, Inc., Class A	2.7%
Blackline, Inc.	2.5%
Domo, Inc., Class B	2.4%
Zendesk, Inc.	2.4%
Workiva, Inc.	2.4%
Paycom Software, Inc.	2.3%
Paylocity Holding Corp.	2.2%
Tenable Holdings, Inc.	2.2%
Zscaler, Inc.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cloud Computing Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bessemer Venture Partners (‘‘BVP’’) Nasdaq Emerging Cloud Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in emerging public companies primarily involved in providing cloud computing software and services to their customers, which derive the majority of their revenues from business-oriented software products, as determined by BVP. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,374.00	0.45%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	37.40%	109.43%	77.67%
Fund Market Price Returns	37.45%	109.43%	77.72%
BVP NASDAQ Emerging Cloud Index	37.68%	109.96%	78.34%
S&P 500® Information Technology Index	25.17%	43.89%	44.89%
S&P 500® Growth Index	23.67%	33.47%	30.88%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 6, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The 60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Index Composite represents a 60% weight to the S&P 500® Index and a 40% weight to the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index measures the performance of the U.S. investment-grade bond market.

The BVP Nasdaq Emerging Cloud Index is an equally weighted index that is designed to track the performance of emerging public companies primarily involved in providing cloud software and services to their customers.

The ICE BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S.

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated high yield corporate debt securities issued in the U.S.

The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The ICE BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The MSCI EAFE Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index, its parent index.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index, its parent index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market.

The S&P 500® Information Technology Index comprises companies included in the S&P 500® that are classified as members of the GICS® information technology sector.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying

12	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

companies in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree U.S. Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated investment grade.

The WisdomTree U.S. High Yield Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $500 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

The WisdomTree U.S. Short-Term Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment-grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year but not more than five years. Component securities must be rated investment grade.

The WisdomTree U.S. Short-Term High Yield Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the short-term U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS

WisdomTree Trust	13

Description of Terms and Indexes (unaudited) (continued)

classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the

MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages

(including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

THE INFORMATION SET FORTH IN THE BVP NASDAQ EMERGING CLOUD INDEX IS NOT INTENDED TO BE, AND SHALL NOT BE REGARDED OR CONSTRUED AS, A RECOMMENDATION FOR A TRANSACTION OR INVESTMENT OR FINANCIAL, TAX, INVESTMENT OR OTHER ADVICE OF ANY KIND BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS DOES NOT PROVIDE INVESTMENT ADVICE TO WISDOMTREE OR THE FUND, IS NOT AN INVESTMENT ADVISER TO THE FUND AND IS NOT RESPONSIBLE FOR THE PERFORMANCE OF THE FUND.THE FUND IS NOT ISSUED, SPONSORED, ENDORSED OR PROMOTED BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS MAKES NO WARRANTY OR REPRESENTATION REGARDING THE QUALITY, ACCURACY OR COMPLETENESS OF THE BVP NASDAQ EMERGING CLOUD INDEX, INDEX VALUES OR ANY INDEX RELATED DATA INCLUDED HEREIN, PROVIDED HEREWITH OR DERIVED THEREFROM AND ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE. BESSEMER VENTURE PARTNERS AND/OR POOLED INVESTMENT VEHICLES WHICH IT MANAGES, AND INDIVIDUALS AND ENTITIES AFFILIATED WITH SUCH VEHICLES, MAY PURCHASE, SELL OR HOLD SECURITIES OF ISSUERS THAT ARE CONSTITUENTS OF THE BVP NASDAQ EMERGING CLOUD INDEX FROM TIME TO TIME AND AT ANY TIME, INCLUDING IN ADVANCE OF OR FOLLOWING AN ISSUER BEING ADDED TO OR REMOVED FROM THE BVP NASDAQ EMERGING CLOUD INDEX.

Nasdaq® and the BVP Nasdaq Emerging Cloud Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by WisdomTree. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy,

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	15

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS – 100.1%

Australia – 9.4%

AGL Energy Ltd.	12,033	$110,959

Alumina Ltd.	69,258	98,068

Ampol Ltd.	2,967	65,067

APA Group	15,527	115,621

ASX Ltd.	2,063	114,618

Aurizon Holdings Ltd.	33,231	100,007

AusNet Services	84,283	114,140

Australia & New Zealand Banking Group Ltd.	41,562	728,019

Bell Financial Group Ltd.	67,113	94,254

BHP Group Ltd.	35,530	1,163,292

BHP Group PLC	33,009	868,591

Brambles Ltd.	12,994	106,284

Charter Hall Group	7,066	80,206

Coca-Cola Amatil Ltd.	8,517	84,978

Coles Group Ltd.	17,883	250,321

Commonwealth Bank of Australia	18,669	1,182,871

Computershare Ltd.	11,280	126,994

CSL Ltd.	1,125	245,830

Dexus	15,495	112,393

Evolution Mining Ltd.	19,282	74,246

Fortescue Metals Group Ltd.	126,389	2,285,083

Goodman Group	15,272	222,848

Growthpoint Properties Australia Ltd.	33,707	90,775

Harvey Norman Holdings Ltd.(a)	34,138	123,547

JB Hi-Fi Ltd.(a)	2,997	112,440

Macquarie Group Ltd.	2,895	309,354

Magellan Financial Group Ltd.	1,430	59,212

Medibank Pvt Ltd.	58,974	136,977

Mineral Resources Ltd.	5,268	152,236

Mirvac Group	56,135	114,356

National Australia Bank Ltd.	45,055	785,727

Newcrest Mining Ltd.	4,439	88,306

Origin Energy Ltd.	18,555	68,154

Perpetual Ltd.	3,415	91,599

Platinum Asset Management Ltd.	20,108	63,307

QBE Insurance Group Ltd.	15,129	99,582

Rio Tinto Ltd.	8,736	767,343

Santos Ltd.	23,167	112,088

Sonic Healthcare Ltd.	4,925	122,182

Spark Infrastructure Group(a)	58,502	95,252

Stockland	43,121	139,087

Suncorp Group Ltd.	14,118	106,109

Telstra Corp., Ltd.	171,807	395,073

Transurban Group	24,898	262,443

Washington H Soul Pattinson & Co., Ltd.	2,348	54,518

Wesfarmers Ltd.	15,780	613,703

Woodside Petroleum Ltd.	11,291	198,127

Woolworths Group Ltd.	8,435	255,864

Worley Ltd.	6,183	54,820

Total Australia		13,816,871

Austria – 0.5%

CA Immobilien Anlagen AG	1,448	55,543

EVN AG	1,589	34,763

Oesterreichische Post AG(a)	2,593	91,056

OMV AG	9,032	364,686

Telekom Austria AG	11,352	87,922

Verbund AG	532	45,467

Vienna Insurance Group AG Wiener Versicherung Gruppe	3,173	80,752

Total Austria		760,189

Belgium – 0.6%

Aedifica S.A.	437	52,560

Befimmo S.A.	2,071	91,983

Cofinimmo S.A.	365	54,395

Etablissements Franz Colruyt N.V.	944	55,985

Euronav N.V.	8,970	72,437

Proximus SADP	8,235	163,331

Solvay S.A.	1,515	179,584

Telenet Group Holding N.V.	2,541	109,065

UCB S.A.	697	72,046

Warehouses De Pauw CVA	2,095	72,440

Total Belgium		923,826

China – 3.1%

BOC Hong Kong Holdings Ltd.	170,000	515,228

China Everbright Environment Group Ltd.	190,666	107,703

China Jinmao Holdings Group Ltd.	144,000	66,300

China Mobile Ltd.	337,000	1,921,033

China Overseas Land & Investment Ltd.	129,000	280,498

China Power International Development Ltd.	495,000	105,973

China Resources Power Holdings Co., Ltd.	116,000	124,919

China Unicom Hong Kong Ltd.	244,000	140,034

CITIC Telecom International Holdings Ltd.	276,000	86,852

CPMC Holdings Ltd.	136,000	62,792

CSPC Pharmaceutical Group Ltd.	52,320	53,509

Far East Horizon Ltd.(a)	49,000	50,492

Fosun International Ltd.	27,500	43,198

Guangdong Investment Ltd.	84,000	151,233

Lenovo Group Ltd.	274,000	258,669

Shanghai Industrial Holdings Ltd.	54,000	73,821

Shenzhen Investment Ltd.	218,000	74,786

Shougang Fushan Resources Group Ltd.	334,000	78,397

Sinotruk Hong Kong Ltd.	26,000	66,393

Sun Art Retail Group Ltd.	44,000	44,716

Wilmar International Ltd.	65,400	230,099

Yuexiu Property Co., Ltd.	446,000	89,731

Total China		4,626,376

Denmark – 1.5%

AP Moller – Maersk A/S Class B	52	116,206

Carlsberg A/S Class B	682	109,326

Coloplast A/S Class B	1,388	212,096

H. Lundbeck A/S	1,384	47,502

Novo Nordisk A/S Class B	13,478	945,244

Novozymes A/S Class B	1,335	76,696

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

Orsted A/S(b)	1,322	$270,224

Royal Unibrew A/S	734	85,254

Scandinavian Tobacco Group A/S Class A(b)	6,181	105,769

Topdanmark A/S	565	24,537

Tryg A/S(a)	2,582	81,532

Vestas Wind Systems A/S	598	141,501

Total Denmark		2,215,887

Finland – 1.8%

Ahlstrom-Munksjo Oyj	1,672	37,028

Alma Media Oyj	7,438	81,179

Elisa Oyj	2,538	139,338

Fiskars Oyj Abp	1,940	35,558

Fortum Oyj	14,440	348,061

Huhtamaki Oyj	1,093	56,516

Kemira Oyj	1,620	25,649

Kesko Oyj Class B	5,004	128,820

Kojamo Oyj	798	17,673

Kone Oyj Class B	4,076	331,449

Metsa Board Oyj	5,776	60,919

Neles Oyj	6,643	88,230

Neste Oyj	5,566	402,896

Nokian Renkaat Oyj	1,205	42,491

Orion Oyj Class B	1,728	79,349

Sampo Oyj Class A	6,202	262,333

UPM-Kymmene Oyj	7,265	270,851

Uponor Oyj	3,226	71,681

Valmet Oyj	2,099	59,994

YIT Oyj	13,026	78,606

Total Finland		2,618,621

France – 6.9%

Air Liquide S.A.	3,684	605,140

ALD S.A.(b)	7,716	108,570

Arkema S.A.	711	81,340

AXA S.A.	30,918	738,133

Bollore S.A.	11,556	47,819

Capgemini SE	155	24,048

Carrefour S.A.	2,891	49,628

Cie Generale des Etablissements Michelin SCA	962	123,532

Covivio	2,264	208,728

Danone S.A.	7,233	475,773

Dassault Systemes SE	402	81,724

Edenred	1,286	73,025

Gaztransport Et Technigaz S.A.	469	45,449

Gecina S.A.	940	145,262

Hermes International	243	261,525

Iliad S.A.	409	84,123

Imerys S.A.	2,124	100,470

Kering S.A.	504	366,548

L’Oreal S.A.	2,949	1,121,444

La Francaise des Jeux SAEM(b)	1,472	67,378

Legrand S.A.	1,607	143,536

LVMH Moet Hennessy Louis Vuitton SE	1,504	940,168

Nexity S.A.	2,656	115,236

Orange S.A.	36,667	436,705

Pernod Ricard S.A.	1,413	271,088

Publicis Groupe S.A.	2,771	138,195

Rubis SCA	1,916	89,037

Sanofi	18,597	1,790,768

Schneider Electric SE	5,292	765,996

Societe BIC S.A.	1,169	66,167

Suez S.A.	5,456	108,280

Teleperformance	232	77,012

Veolia Environnement S.A.	4,537	111,080

Vivendi S.A.	7,610	245,630

Wendel SE	553	66,275

Total France		10,174,832

Germany – 10.3%

Allianz SE, Registered Shares	6,381	1,566,960

alstria office REIT-AG	6,233	112,871

BASF SE	16,247	1,286,570

Bayer AG, Registered Shares	16,848	992,685

Bayerische Motoren Werke AG	6,541	578,074

Beiersdorf AG	569	65,749

Brenntag AG	1,616	125,239

Continental AG	1,720	255,171

Covestro AG(b)	1,708	105,494

Daimler AG, Registered Shares	6,142	434,294

Deutsche Boerse AG	717	122,162

Deutsche Post AG, Registered Shares	15,200	753,217

Deutsche Telekom AG, Registered Shares	54,844	1,003,546

Deutsche Wohnen SE, Bearer Shares	3,243	173,361

DIC Asset AG	4,916	80,961

Duerr AG	1,729	70,658

E.ON SE	51,133	567,078

Evonik Industries AG	6,182	201,807

Fresenius Medical Care AG & Co. KGaA	2,142	178,742

Fresenius SE & Co. KGaA	3,881	179,687

Fuchs Petrolub SE	953	44,135

Hannover Rueck SE	995	158,631

Hapag-Lloyd AG(b)	1,005	113,006

Henkel AG & Co. KGaA	1,302	125,613

Infineon Technologies AG	4,709	180,860

Knorr-Bremse AG	1,202	164,249

LANXESS AG	970	74,486

LEG Immobilien AG	784	121,884

Merck KGaA	160	27,476

METRO AG	10,508	118,234

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	1,861	552,862

Rational AG	77	71,743

Rheinmetall AG	787	83,371

RWE AG	4,442	187,888

SAP SE	8,092	1,061,582

Siemens AG, Registered Shares	8,418	1,210,438

Siemens Healthineers AG(b)	5,237	268,997

Software AG	1,840	75,059

Symrise AG	591	78,386

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

TAG Immobilien AG*	2,042	$64,711

Talanx AG*	3,971	154,313

Telefonica Deutschland Holding AG	56,091	154,761

Traton SE	7,724	213,633

Uniper SE	3,690	127,501

Volkswagen AG	2,360	491,177

Vonovia SE	5,827	426,066

Total Germany		15,205,388

Hong Kong – 3.5%

AIA Group Ltd.	76,200	933,601

Bank of East Asia Ltd. (The)	32,149	68,661

CLP Holdings Ltd.	37,500	346,763

Guotai Junan International Holdings Ltd.	530,000	71,087

Hang Lung Group Ltd.	29,000	72,109

Hang Lung Properties Ltd.	53,000	139,782

Hang Seng Bank Ltd.	28,400	489,702

Henderson Land Development Co., Ltd.	63,000	245,781

Hong Kong & China Gas Co., Ltd.	129,873	193,959

Hong Kong Exchanges & Clearing Ltd.	8,859	485,575

Hysan Development Co., Ltd.	21,000	77,052

Link REIT	23,200	211,240

MTR Corp., Ltd.	39,143	218,840

New World Development Co., Ltd.	33,252	154,813

PCCW Ltd.	210,239	126,623

Power Assets Holdings Ltd.	52,000	281,666

Sino Land Co., Ltd.	92,000	119,837

Sun Hung Kai & Co., Ltd.	212,000	89,406

Sun Hung Kai Properties Ltd.	32,500	419,147

Swire Properties Ltd.	64,800	188,453

Techtronic Industries Co., Ltd.	11,500	164,035

Total Hong Kong		5,098,132

Ireland – 0.3%

CRH PLC	6,432	267,733

Kerry Group PLC Class A	411	59,591

Smurfit Kappa Group PLC	3,425	159,413

Total Ireland		486,737

Israel – 0.4%

Azrieli Group Ltd.	1,483	94,269

Bank Hapoalim BM*	21,736	148,865

Bank Leumi Le-Israel BM	20,493	120,630

Delek Group Ltd.*	1	22

Electra Consumer Products 1970 Ltd.	2,886	100,131

ICL Group Ltd.	23,630	120,402

Total Israel		584,319

Italy – 2.5%

A2A SpA	64,741	103,334

ACEA SpA	2,705	56,761

Anima Holding SpA(b)	16,141	76,667

Ascopiave SpA	8,231	36,608

Assicurazioni Generali SpA	13,574	236,837

Azimut Holding SpA	3,868	84,100

Davide Campari-Milano N.V.	4,600	52,569

Enav SpA(b)	13,902	$61,201

Enel SpA	117,970	1,194,576

ERG SpA	2,529	72,408

Ferrari N.V.	524	120,951

Hera SpA	19,684	71,771

Iren SpA	21,087	54,853

Italgas SpA	18,889	120,180

Mediobanca Banca di Credito Finanziario SpA	20,114	185,563

Poste Italiane SpA(b)	22,461	228,652

RAI Way SpA(b)	12,865	85,946

Recordati Industria Chimica e Farmaceutica SpA	2,012	111,593

Snam SpA	44,725	251,782

Telecom Italia SpA	276,977	127,899

Terna Rete Elettrica Nazionale SpA	19,002	145,312

UnipolSai Assicurazioni SpA	80,772	214,458

Total Italy		3,694,021

Japan – 24.1%

ABC-Mart, Inc.	1,700	94,513

Advantest Corp.	1,000	74,870

Aeon Co., Ltd.	5,100	167,209

AGC, Inc.(a)	2,500	87,171

Aica Kogyo Co., Ltd.	2,400	82,871

Air Water, Inc.	3,400	60,396

Aisin Seiki Co., Ltd.	2,700	80,939

Ajinomoto Co., Inc.	2,900	65,657

Alfresa Holdings Corp.	3,500	64,037

Amada Co., Ltd.	5,200	57,064

Amano Corp.	2,900	69,323

ARTERIA Networks Corp.	4,000	57,920

Asahi Group Holdings Ltd.(a)	4,400	180,867

Asahi Kasei Corp.	13,000	132,776

Astellas Pharma, Inc.	13,000	200,707

Azbil Corp.	2,000	109,255

Bandai Namco Holdings, Inc.	1,100	95,100

Bridgestone Corp.(a)	7,100	232,713

Brother Industries Ltd.	3,900	80,308

Canon Marketing Japan, Inc.(a)	2,400	54,720

Canon, Inc.(a)	22,100	423,399

Central Japan Railway Co.	700	98,920

Chiba Bank Ltd. (The)	10,700	58,866

Chubu Electric Power Co., Inc.	6,500	78,256

Chugai Pharmaceutical Co., Ltd.	8,600	458,383

Chugoku Electric Power Co., Inc. (The)	5,600	65,576

COMSYS Holdings Corp.	1,900	58,981

Concordia Financial Group Ltd.	19,200	67,505

Dai Nippon Printing Co., Ltd.	2,600	46,714

Dai-Dan Co., Ltd.	2,500	72,062

Dai-ichi Life Holdings, Inc.	13,200	198,425

Daicel Corp.	8,400	61,264

Daifuku Co., Ltd.	900	111,231

Daiichi Sankyo Co., Ltd.	7,900	270,488

Daiichikosho Co., Ltd.	1,200	41,435

Daikin Industries Ltd.	900	199,797

Daito Trust Construction Co., Ltd.	1,200	112,044

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

Daiwa House Industry Co., Ltd.	5,200	$154,320

Daiwa Securities Group, Inc.	12,700	57,814

Denka Co., Ltd.	2,000	78,067

Denso Corp.	4,800	285,178

Dentsu Group, Inc.(a)	500	14,843

Disco Corp.	200	67,316

Dowa Holdings Co., Ltd.	2,300	83,205

East Japan Railway Co.	1,600	106,698

Eisai Co., Ltd.	2,400	171,367

ENEOS Holdings, Inc.	41,200	147,808

FANUC Corp.	600	147,378

Fast Retailing Co., Ltd.	200	179,127

FUJIFILM Holdings Corp.	2,400	126,410

Fujitsu Ltd.	1,700	245,421

Fukuoka Financial Group, Inc.	3,100	55,037

GMO Financial Holdings, Inc.(a)	8,700	60,081

H.U. Group Holdings, Inc.	2,100	56,525

Hakuhodo DY Holdings, Inc.	5,800	79,491

Hankyu Hanshin Holdings, Inc.	2,800	93,021

Haseko Corp.	9,200	105,415

Hazama Ando Corp.	10,300	71,829

Heiwa Corp.	4,600	63,401

Hikari Tsushin, Inc.	400	93,680

Hirose Electric Co., Ltd.	500	75,791

Hisamitsu Pharmaceutical Co., Inc.	1,000	59,373

Hitachi Ltd.	6,700	263,795

Honda Motor Co., Ltd.	13,900	387,401

Hoshizaki Corp.(a)	500	45,862

Hoya Corp.	600	82,929

Hulic Co., Ltd.	6,800	74,623

Idemitsu Kosan Co., Ltd.	4,500	98,939

Inpex Corp.(a)	22,700	122,245

Isuzu Motors Ltd.	8,300	78,783

ITOCHU Corp.	19,100	548,331

Itochu Enex Co., Ltd.	7,300	71,766

Itochu Techno-Solutions Corp.	3,200	114,214

Iyo Bank Ltd. (The)	10,500	65,800

JAC Recruitment Co., Ltd.(a)	3,100	56,809

Japan Exchange Group, Inc.	4,100	104,759

Japan Post Insurance Co., Ltd.	7,600	155,467

Japan Tobacco, Inc.(a)	38,000	773,655

JSR Corp.	2,500	69,592

JTEKT Corp.	6,900	53,532

Kajima Corp.	6,300	84,330

Kaken Pharmaceutical Co., Ltd.	2,000	77,195

Kanematsu Corp.	5,700	70,998

Kansai Electric Power Co., Inc. (The)	9,900	93,367

Kansai Paint Co., Ltd.	1,900	58,429

Kao Corp.	3,700	285,622

KDDI Corp.	36,500	1,083,917

Keyence Corp.	330	185,384

Kikkoman Corp.	800	55,557

Kintetsu Group Holdings Co., Ltd.	1,200	52,535

Kirin Holdings Co., Ltd.(a)	7,500	176,812

Koito Manufacturing Co., Ltd.	1,400	95,191

Komatsu Ltd.	6,400	174,653

Kose Corp.	400	68,187

Kubota Corp.(a)	6,000	130,815

Kuraray Co., Ltd.(a)	2,600	27,626

KYORIN Holdings, Inc.	3,900	73,320

Kyowa Kirin Co., Ltd.	3,000	81,767

Kyudenko Corp.	2,600	83,859

Lawson, Inc.	1,000	46,540

Lixil Corp.	5,000	108,189

Mabuchi Motor Co., Ltd.	1,800	78,367

Maeda Road Construction Co., Ltd.	3,200	53,620

Makita Corp.	1,000	50,075

Marubeni Corp.	17,600	116,958

Maruichi Steel Tube Ltd.	1,200	26,547

Matsui Securities Co., Ltd.	800	6,276

Matsumotokiyoshi Holdings Co., Ltd.	1,400	59,664

Mebuki Financial Group, Inc.	25,700	50,531

Medipal Holdings Corp.	2,700	50,681

MEIJI Holdings Co., Ltd.	2,000	140,636

Meitec Corp.	1,500	77,873

MINEBEA MITSUMI, Inc.	3,100	61,493

Mitsubishi Chemical Holdings Corp.	13,300	80,409

Mitsubishi Corp.	20,400	502,072

Mitsubishi Electric Corp.	12,400	187,000

Mitsubishi Estate Co., Ltd.	8,100	129,999

Mitsubishi Gas Chemical Co., Inc.	3,200	73,425

Mitsubishi Heavy Industries Ltd.	2,100	64,193

Mitsubishi UFJ Financial Group, Inc.	194,100	857,465

Mitsubishi UFJ Lease & Finance Co., Ltd.	13,400	64,245

Mitsui Chemicals, Inc.	2,300	67,388

Mitsui Fudosan Co., Ltd.	6,500	135,893

Mizuho Financial Group, Inc.	33,550	424,879

MS&AD Insurance Group Holdings, Inc.	11,300	343,777

Murata Manufacturing Co., Ltd.	3,900	352,056

Nabtesco Corp.(a)	1,400	61,291

Nagase & Co., Ltd.	5,200	75,851

NEC Corp.	2,400	128,781

NGK Insulators Ltd.	3,400	52,427

NGK Spark Plug Co., Ltd.	4,700	80,257

NH Foods Ltd.	1,100	48,370

Nichias Corp.	3,300	78,373

Nichirei Corp.	2,200	61,773

Nidec Corp.	800	100,576

Nifco, Inc.	2,400	94,029

Nintendo Co., Ltd.	1,200	765,132

Nippo Corp.	2,100	57,460

Nippon Electric Glass Co., Ltd.(a)	3,000	65,553

Nippon Express Co., Ltd.	1,300	87,258

Nippon Kayaku Co., Ltd.	7,100	65,743

Nippon Paint Holdings Co., Ltd.	700	76,817

Nippon Telegraph & Telephone Corp.	40,700	1,042,877

Nissan Chemical Corp.	1,100	68,827

Nisshin Seifun Group, Inc.	3,200	50,862

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

Nissin Foods Holdings Co., Ltd.	1,100	$94,184

Nitori Holdings Co., Ltd.	400	83,762

Nitto Denko Corp.	2,400	214,558

NOF Corp.	1,600	81,050

Nomura Holdings, Inc.	36,400	192,145

Nomura Real Estate Holdings, Inc.	4,000	88,450

Nomura Research Institute Ltd.	4,700	168,207

NSK Ltd.	4,000	34,714

NTT Data Corp.	7,500	102,499

Obayashi Corp.	6,500	56,032

Obic Co., Ltd.	400	80,314

Oji Holdings Corp.	12,600	71,637

Okinawa Cellular Telephone Co.	1,700	73,272

Olympus Corp.	2,000	43,712

Omron Corp.	800	71,287

Ono Pharmaceutical Co., Ltd.	4,800	144,495

Open House Co., Ltd.	1,800	66,076

Oracle Corp.	800	104,218

Oriental Land Co., Ltd.	300	49,513

Osaka Gas Co., Ltd.	4,900	100,235

Otsuka Corp.	2,500	131,968

Otsuka Holdings Co., Ltd.(a)	5,100	218,236

Pan Pacific International Holdings Corp.	3,200	74,014

Panasonic Corp.	18,400	212,167

Penta-Ocean Construction Co., Ltd.	12,000	103,095

Pola Orbis Holdings, Inc.(a)	4,100	83,156

Recruit Holdings Co., Ltd.	2,900	121,371

Resona Holdings, Inc.	31,600	110,307

Rohm Co., Ltd.	700	67,732

Sanki Engineering Co., Ltd.	6,400	75,192

Sankyo Co., Ltd.	3,100	83,772

Santen Pharmaceutical Co., Ltd.	2,500	40,559

Sanwa Holdings Corp.	5,400	62,868

Sawai Pharmaceutical Co., Ltd.	1,600	72,527

SBI Holdings, Inc.	3,300	78,213

SCSK Corp.	1,400	80,004

Secom Co., Ltd.	500	46,089

Sega Sammy Holdings, Inc.	5,000	78,793

Seiko Epson Corp.	6,600	97,870

Seino Holdings Co., Ltd.	4,800	67,645

Sekisui Chemical Co., Ltd.	6,200	117,340

Sekisui House Ltd.	8,600	174,924

Seven & I Holdings Co., Ltd.	6,400	226,816

Seven Bank Ltd.	34,700	73,268

SG Holdings Co., Ltd.	3,300	89,879

Shimadzu Corp.	1,200	46,608

Shimano, Inc.	400	93,312

Shimizu Corp.	8,800	63,926

Shin-Etsu Chemical Co., Ltd.	1,700	297,041

Shionogi & Co., Ltd.	1,900	103,700

Shiseido Co., Ltd.	1,100	76,029

Shizuoka Bank Ltd. (The)	6,200	45,399

SKY Perfect JSAT Holdings, Inc.	15,200	74,789

SMC Corp.	100	60,971

SoftBank Corp.	125,100	1,566,703

SoftBank Group Corp.	3,800	296,580

Sojitz Corp.	12,900	28,737

Sompo Holdings, Inc.	4,300	173,799

Sony Corp.	2,100	209,197

Subaru Corp.	6,100	121,858

Sugi Holdings Co., Ltd.	1,100	73,514

Sumitomo Chemical Co., Ltd.	19,400	77,980

Sumitomo Corp.	16,400	216,903

Sumitomo Dainippon Pharma Co., Ltd.	3,200	47,204

Sumitomo Electric Industries Ltd.	6,000	79,413

Sumitomo Metal Mining Co., Ltd.	1,800	79,831

Sumitomo Mitsui Financial Group, Inc.(a)	21,400	660,789

Sumitomo Mitsui Trust Holdings, Inc.	3,300	101,546

Sumitomo Realty & Development Co., Ltd.	2,100	64,701

Sundrug Co., Ltd.	1,600	63,848

Suntory Beverage & Food Ltd.(a)	2,500	88,382

Suzuken Co., Ltd.	1,400	50,579

Suzuki Motor Corp.	2,500	115,793

Sysmex Corp.	400	48,041

T&D Holdings, Inc.	8,000	94,300

Taikisha Ltd.	2,500	65,572

Taisei Corp.	2,000	68,865

Takeda Pharmaceutical Co., Ltd.	20,300	738,307

TDK Corp.	700	105,361

Teijin Ltd.	5,400	101,467

Terumo Corp.	2,100	87,706

TIS, Inc.	1,600	32,761

Toda Corp.	12,600	83,353

Tohoku Electric Power Co., Inc.	8,100	66,686

Tokai Carbon Co., Ltd.(a)	4,900	61,223

Tokio Marine Holdings, Inc.	7,200	370,164

Tokyo Century Corp.	1,100	87,152

Tokyo Electron Ltd.	1,400	520,703

Tokyo Gas Co., Ltd.	3,400	78,508

Tokyu Corp.	5,300	65,759

Toray Industries, Inc.	11,500	68,045

Tosoh Corp.	5,300	82,545

TOTO Ltd.	1,300	78,067

Toyo Suisan Kaisha Ltd.	1,700	82,658

Toyota Motor Corp.	15,574	1,200,274

Toyota Tsusho Corp.	3,400	137,159

Trend Micro, Inc.(a)	1,900	109,313

Tsumura & Co.	2,500	75,064

Tsuruha Holdings, Inc.	500	71,093

Ube Industries Ltd.	4,600	83,406

Unicharm Corp.	2,100	99,503

USS Co., Ltd.	5,300	107,083

Yakult Honsha Co., Ltd.	1,200	60,439

Yamaguchi Financial Group, Inc.	7,300	41,080

Yamaha Corp.	800	47,034

Yamaha Motor Co., Ltd.	4,300	87,628

Yamato Holdings Co., Ltd.	2,700	68,804

Yaskawa Electric Corp.	1,300	64,594

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

Yokohama Rubber Co., Ltd. (The)(a)	5,200	$77,261

Z Holdings Corp.	28,000	169,337

Total Japan		35,524,544

Netherlands – 1.9%

Akzo Nobel N.V.	1,673	179,849

ASM International N.V.	673	148,180

ASML Holding N.V.	1,205	586,139

ASR Nederland N.V.	3,670	147,511

Euronext N.V.(b)	706	77,874

EXOR N.V.	674	54,610

ForFarmers N.V.	10,942	71,492

Koninklijke Ahold Delhaize N.V.	14,972	423,352

Koninklijke DSM N.V.	989	170,381

Koninklijke KPN N.V.	52,514	159,798

Koninklijke Vopak N.V.	1,204	63,331

NN Group N.V.	5,487	238,535

SBM Offshore N.V.	3,980	75,797

TKH Group N.V. CVA	1,893	91,582

Van Lanschot Kempen N.V.	3,552	91,267

Wolters Kluwer N.V.	1,855	156,744

Total Netherlands		2,736,442

Norway – 1.5%

AF Gruppen ASA	4,778	97,994

Aker ASA Class A	928	60,696

Equinor ASA	53,349	903,175

Gjensidige Forsikring ASA	7,783	173,987

Norske Skog ASA(b)	24,356	110,089

Orkla ASA	11,825	120,157

Sparebank 1 Oestlandet	8,053	91,986

SpareBank 1 SMN	8,908	101,545

Telenor ASA	20,532	349,876

TGS NOPEC Geophysical Co. ASA	6,829	105,841

Yara International ASA	2,887	120,039

Total Norway		2,235,385

Portugal – 0.2%

EDP – Energias de Portugal S.A.	35,744	225,496

Jeronimo Martins, SGPS, S.A.	1,886	31,891

REN – Redes Energeticas Nacionais, SGPS, S.A.	8,745	25,305

Total Portugal		282,692

Singapore – 2.0%

CapitaLand Ltd.	48,500	120,365

City Developments Ltd.	7,800	47,037

DBS Group Holdings Ltd.	34,356	650,909

Genting Singapore Ltd.	292,600	188,181

Jardine Cycle & Carriage Ltd.	8,600	127,212

Keppel Corp., Ltd.	6,100	24,831

Keppel Infrastructure Trust	257,100	106,019

Manulife US Real Estate Investment Trust	102,100	76,065

NetLink NBN Trust	109,000	79,586

Oversea-Chinese Banking Corp., Ltd.	52,528	399,827

Sheng Siong Group Ltd.	60,700	71,188

Singapore Exchange Ltd.	15,000	105,323

Singapore Technologies Engineering Ltd.	12,700	36,707

Singapore Telecommunications Ltd.	236,000	412,484

StarHub Ltd.	36,600	36,277

United Overseas Bank Ltd.	24,328	415,821

Venture Corp., Ltd.	5,300	77,877

Total Singapore		2,975,709

Spain – 3.0%

ACS Actividades de Construccion y Servicios S.A.	4,827	160,350

Bankia S.A.	92,167	163,405

Cia de Distribucion Integral Logista Holdings S.A.	3,885	75,390

Cie Automotive S.A.(a)	3,424	92,419

ContourGlobal PLC(b)	26,283	77,244

Ebro Foods S.A.(a)	2,248	52,095

EDP Renovaveis S.A.	2,187	61,011

Enagas S.A.	5,644	124,061

Endesa S.A.	16,266	444,816

Faes Farma S.A.	16,947	72,367

Ferrovial S.A.	4,651	128,610

Fomento de Construcciones y Contratas S.A.	6,585	70,902

Grifols S.A.	2,253	65,829

Grupo Catalana Occidente S.A.	2,118	75,542

Iberdrola S.A.	92,308	1,321,438

Industria de Diseno Textil S.A.(a)	15,572	496,143

Inmobiliaria Colonial Socimi S.A.	6,299	61,850

Naturgy Energy Group S.A.	21,368	495,706

Prosegur Cash S.A.(b)	85,173	83,371

Red Electrica Corp. S.A.	7,838	160,875

Viscofan S.A.	890	63,214

Zardoya Otis S.A.	10,780	75,578

Total Spain		4,422,216

Sweden – 2.0%

Assa Abloy AB Class B	5,621	138,599

Atlas Copco AB Class A	4,400	225,611

Atlas Copco AB Class B	4,154	186,290

Axfood AB	4,886	114,110

Boliden AB	146	5,180

Castellum AB	4,595	116,770

Epiroc AB Class A	8,630	157,257

EQT AB(a)	2,941	75,346

Essity AB Class B	6,098	196,397

Evolution Gaming Group AB(b)	969	98,498

Fabege AB	4,154	65,427

Hufvudstaden AB Class A	3,989	66,155

ICA Gruppen AB	1,755	87,808

Intrum AB(a)	3,729	98,441

Investment AB Latour Class B	2,851	69,326

Lundin Energy AB	6,124	165,767

Skanska AB Class B	3,165	80,815

SKF AB Class B	2,937	76,317

Swedish Match AB	1,860	144,451

Tele2 AB Class B	14,700	194,388

Telefonaktiebolaget LM Ericsson Class B	19,851	236,011

Telia Co. AB	66,637	275,553

Total Sweden		2,874,517

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

Switzerland – 12.1%

ABB Ltd., Registered Shares	17,364	$485,394

Adecco Group AG, Registered Shares	2,865	191,745

Allreal Holding AG, Registered Shares	460	105,900

Baloise Holding AG, Registered Shares	483	86,060

Banque Cantonale Vaudoise, Registered Shares	1,406	153,174

BKW AG	728	81,699

Bucher Industries AG, Registered Shares	222	101,865

Cembra Money Bank AG	732	88,772

Cie Financiere Richemont S.A., Registered Shares	2,170	196,588

Coca-Cola HBC AG*	3,046	98,972

Credit Suisse Group AG, Registered Shares	5,528	71,293

DKSH Holding AG	1,310	98,626

EMS-Chemie Holding AG, Registered Shares	207	199,752

Galenica AG(b)	1,406	93,845

Geberit AG, Registered Shares	211	132,288

Givaudan S.A., Registered Shares	51	215,204

Julius Baer Group Ltd.	1,429	82,447

Kardex Holding AG, Registered Shares	367	80,379

Kuehne + Nagel International AG, Registered Shares	1,005	228,298

LafargeHolcim Ltd., Registered Shares*	6,837	376,056

Logitech International S.A., Registered Shares	966	93,895

Lonza Group AG, Registered Shares	169	108,747

Mobilezone Holding AG , Registered Shares	6,454	73,597

Nestle S.A., Registered Shares	27,468	3,239,791

Novartis AG, Registered Shares	38,764	3,668,317

OC Oerlikon Corp. AG, Registered Shares	11,809	122,238

Partners Group Holding AG	255	300,017

PSP Swiss Property AG, Registered Shares	621	83,109

Roche Holding AG, Bearer Shares	1,678	588,472

Roche Holding AG Genusschein	8,054	2,815,415

Schindler Holding AG, Participation Certificate	312	84,217

Schindler Holding AG, Registered Shares	230	62,031

SFS Group AG	843	100,136

SGS S.A., Registered Shares	94	283,930

SIG Combibloc Group AG*	4,057	94,271

Sika AG, Registered Shares	551	150,723

Stadler Rail AG(a)	1,655	75,677

STMicroelectronics N.V.	2,084	77,899

Sulzer AG, Registered Shares	1,204	126,809

Swatch Group AG (The), Registered Shares	1,700	89,928

Swiss Life Holding AG, Registered Shares	467	217,875

Swiss Prime Site AG, Registered Shares	1,346	132,324

Swisscom AG, Registered Shares	774	417,756

UBS Group AG, Registered Shares	27,667	390,302

Valiant Holding AG, Registered Shares	899	87,973

VAT Group AG(b)	412	102,913

Vontobel Holding AG, Registered Shares	1,374	109,118

Zurich Insurance Group AG	2,351	993,380

Total Switzerland		17,859,217

United Kingdom – 12.5%

Admiral Group PLC	4,575	181,735

Airtel Africa PLC(b)	80,534	83,225

Anglo American PLC	12,026	398,562

Antofagasta PLC	2,479	48,814

Ashmore Group PLC	12,928	76,201

Ashtead Group PLC	2,123	99,772

Assura PLC	46,722	49,050

AstraZeneca PLC	13,292	1,330,734

Aviva PLC	21,900	97,353

BAE Systems PLC	42,847	286,289

Berkeley Group Holdings PLC	2,194	142,217

Brewin Dolphin Holdings PLC	18,264	76,146

British American Tobacco PLC	52,061	1,927,141

Bunzl PLC	2,954	98,648

Clarkson PLC	2,285	84,334

Close Brothers Group PLC	5,195	98,140

Coca-Cola European Partners PLC	2,400	115,846

ConvaTec Group PLC(b)	21,407	58,290

Croda International PLC	817	73,664

Daily Mail & General Trust PLC Class A Non-Voting Shares	7,645	77,855

DCC PLC	751	53,156

Diageo PLC	17,437	685,986

Direct Line Insurance Group PLC	30,330	132,256

Drax Group PLC	13,303	68,192

easyJet PLC	7,618	86,431

Ferrexpo PLC	27,466	106,101

GlaxoSmithKline PLC	119,617	2,194,309

Hargreaves Lansdown PLC	5,299	110,463

Hikma Pharmaceuticals PLC	1,978	68,082

IMI PLC	7,323	116,619

Intertek Group PLC	1,326	102,374

Johnson Matthey PLC	1,517	50,286

Jupiter Fund Management PLC	12,314	47,535

Linde PLC*	2,368	617,139

London Stock Exchange Group PLC	700	86,194

Londonmetric Property PLC	8,660	27,109

Lookers PLC*†	95,565	20,575

Mondi PLC	3,056	71,830

National Grid PLC	45,612	539,321

PayPoint PLC	9,784	87,467

Pearson PLC(a)	8,695	80,870

Pennon Group PLC	5,163	67,047

Persimmon PLC	2,391	90,436

Phoenix Group Holdings PLC	10,356	99,178

Quilter PLC(b)	27,812	58,395

Reckitt Benckiser Group PLC	4,619	413,058

RELX PLC	14,550	356,512

Rio Tinto PLC	22,083	1,651,193

Sabre Insurance Group PLC(b)	22,688	85,752

Sage Group PLC (The)	12,772	101,610

Schroders PLC	2,845	129,775

Segro PLC	5,655	73,250

Severn Trent PLC	2,557	80,007

Smith & Nephew PLC	5,375	110,945

Smiths Group PLC	2,971	61,101

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

Investments	Shares	Value

Spectris PLC	1,684	$64,869

Spirax-Sarco Engineering PLC	249	38,445

SSE PLC	16,096	330,036

Standard Life Aberdeen PLC	59,621	229,256

Tate & Lyle PLC	11,012	101,516

Telecom Plus PLC	2,977	58,355

Tesco PLC	90,939	287,651

TP ICAP PLC	24,324	79,201

Unilever PLC	31,570	1,906,412

United Utilities Group PLC	7,943	97,176

Vodafone Group PLC	558,920	924,000

WM Morrison Supermarkets PLC	19,767	47,921

Workspace Group PLC	6,080	63,912

Total United Kingdom		18,363,320
TOTAL COMMON STOCKS (Cost: $134,135,059)		147,479,241

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/25/21* (Cost: $3,439)	16,947	3,463

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%

United States – 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c)
(Cost: $2,902,282)	2,902,282	$2,902,282
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $137,040,780)		150,384,986
Other Assets less Liabilities – (2.1)%		(3,150,958)

NET ASSETS – 100.0%		$147,234,028
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $20,575, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,390,843 and the total market value of the collateral held by the Fund was $4,621,383. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,719,101.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	1/6/2021	542,125	AUD	418,339	USD	$—		$(3)
Bank of America N.A.	1/6/2021	701,847	CHF	794,006	USD	10		—
Bank of America N.A.	1/6/2021	296,962	DKK	48,815	USD	1		—
Bank of America N.A.	1/6/2021	783,525	EUR	958,718	USD	—		(10)
Bank of America N.A.	1/6/2021	464,440	GBP	634,911	USD	—		(39)
Bank of America N.A.	1/6/2021	61,257	ILS	19,079	USD	0	^	—
Bank of America N.A.	1/6/2021	126,688,259	JPY	1,227,081	USD	0	^	—
Bank of America N.A.	1/6/2021	651,801	NOK	76,127	USD	1		—
Bank of America N.A.	1/6/2021	147,623	SGD	111,699	USD	—		(3)
Bank of America N.A.	1/6/2021	423,034	USD	573,917	AUD	—		(19,835)
Bank of America N.A.	1/6/2021	802,918	USD	725,884	CHF	—		(18,292)
Bank of America N.A.	1/6/2021	49,363	USD	306,830	DKK	—		(1,075)
Bank of America N.A.	1/6/2021	969,479	USD	809,528	EUR	—		(21,046)
Bank of America N.A.	1/6/2021	642,038	USD	480,622	GBP	—		(14,955)
Bank of America N.A.	1/6/2021	19,294	USD	63,753	ILS	—		(562)
Bank of America N.A.	1/6/2021	1,240,854	USD	129,283,461	JPY	—		(11,364)
Bank of America N.A.	1/6/2021	76,982	USD	681,649	NOK	—		(2,632)
Bank of America N.A.	1/6/2021	112,952	USD	151,318	SGD	—		(1,540)
Bank of America N.A.	1/7/2021	815,877	SEK	99,348	USD	1		—
Bank of America N.A.	1/7/2021	100,463	USD	858,213	SEK	—		(4,041)
Bank of America N.A.	2/3/2021	457,731	USD	593,023	AUD	—		(20)
Bank of America N.A.	2/3/2021	825,176	USD	728,794	CHF	—		(50)
Bank of America N.A.	2/3/2021	51,855	USD	315,285	DKK	—		(4)
Bank of America N.A.	2/3/2021	987,965	USD	806,926	EUR	—		(45)
Bank of America N.A.	2/3/2021	659,817	USD	482,577	GBP	8		—
Bank of America N.A.	2/3/2021	19,902	USD	63,883	ILS	—		(4)
Bank of America N.A.	2/3/2021	1,240,179	USD	128,003,959	JPY	—		(68)
Bank of America N.A.	2/3/2021	78,004	USD	667,926	NOK	—		(5)
Bank of America N.A.	2/3/2021	101,033	USD	829,472	SEK	—		(5)

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/3/2021	111,548	USD	147,427	SGD	$—	$(2)
Bank of Montreal	1/6/2021	542,144	AUD	418,339	USD	12	—
Bank of Montreal	1/6/2021	701,872	CHF	794,006	USD	39	—
Bank of Montreal	1/6/2021	296,970	DKK	48,815	USD	2	—
Bank of Montreal	1/6/2021	783,566	EUR	958,718	USD	40	—
Bank of Montreal	1/6/2021	464,480	GBP	634,911	USD	16	—
Bank of Montreal	1/6/2021	61,379	ILS	19,079	USD	38	—
Bank of Montreal	1/6/2021	126,691,818	JPY	1,227,081	USD	35	—
Bank of Montreal	1/6/2021	652,926	NOK	76,127	USD	132	—
Bank of Montreal	1/6/2021	147,662	SGD	111,699	USD	26	—
Bank of Montreal	1/6/2021	423,034	USD	573,907	AUD	—	(19,827)
Bank of Montreal	1/6/2021	802,918	USD	725,842	CHF	—	(18,244)
Bank of Montreal	1/6/2021	49,363	USD	306,818	DKK	—	(1,073)
Bank of Montreal	1/6/2021	969,479	USD	809,535	EUR	—	(21,054)
Bank of Montreal	1/6/2021	642,038	USD	480,627	GBP	—	(14,961)
Bank of Montreal	1/6/2021	19,294	USD	63,774	ILS	—	(569)
Bank of Montreal	1/6/2021	1,240,854	USD	129,285,943	JPY	—	(11,388)
Bank of Montreal	1/6/2021	76,982	USD	681,637	NOK	—	(2,630)
Bank of Montreal	1/6/2021	112,952	USD	151,324	SGD	—	(1,545)
Bank of Montreal	1/7/2021	816,452	SEK	99,348	USD	71	—
Bank of Montreal	1/7/2021	100,463	USD	858,149	SEK	—	(4,033)
Bank of Montreal	2/3/2021	457,731	USD	593,075	AUD	—	(60)
Bank of Montreal	2/3/2021	825,176	USD	728,847	CHF	—	(111)
Bank of Montreal	2/3/2021	51,855	USD	315,335	DKK	—	(13)
Bank of Montreal	2/3/2021	987,965	USD	806,975	EUR	—	(105)
Bank of Montreal	2/3/2021	659,817	USD	482,619	GBP	—	(49)
Bank of Montreal	2/3/2021	19,902	USD	64,015	ILS	—	(46)
Bank of Montreal	2/3/2021	1,240,179	USD	128,008,175	JPY	—	(109)
Bank of Montreal	2/3/2021	78,004	USD	669,072	NOK	—	(139)
Bank of Montreal	2/3/2021	101,033	USD	830,128	SEK	—	(85)
Bank of Montreal	2/3/2021	111,548	USD	147,468	SGD	—	(33)
Canadian Imperial Bank of Commerce	1/6/2021	542,146	AUD	418,339	USD	14	—
Canadian Imperial Bank of Commerce	1/6/2021	701,876	CHF	794,006	USD	43	—
Canadian Imperial Bank of Commerce	1/6/2021	296,972	DKK	48,815	USD	2	—
Canadian Imperial Bank of Commerce	1/6/2021	783,570	EUR	958,718	USD	44	—
Canadian Imperial Bank of Commerce	1/6/2021	464,482	GBP	634,911	USD	19	—
Canadian Imperial Bank of Commerce	1/6/2021	61,260	ILS	19,079	USD	1	—
Canadian Imperial Bank of Commerce	1/6/2021	126,692,554	JPY	1,227,081	USD	42	—
Canadian Imperial Bank of Commerce	1/6/2021	651,809	NOK	76,127	USD	2	—
Canadian Imperial Bank of Commerce	1/6/2021	147,624	SGD	111,699	USD	—	(2)
Canadian Imperial Bank of Commerce	1/6/2021	423,034	USD	573,935	AUD	—	(19,849)
Canadian Imperial Bank of Commerce	1/6/2021	802,918	USD	725,878	CHF	—	(18,285)
Canadian Imperial Bank of Commerce	1/6/2021	49,363	USD	306,826	DKK	—	(1,074)
Canadian Imperial Bank of Commerce	1/6/2021	969,479	USD	809,568	EUR	—	(21,095)
Canadian Imperial Bank of Commerce	1/6/2021	642,038	USD	480,636	GBP	—	(14,974)
Canadian Imperial Bank of Commerce	1/6/2021	19,294	USD	63,765	ILS	—	(566)
Canadian Imperial Bank of Commerce	1/6/2021	1,240,854	USD	129,290,038	JPY	—	(11,427)
Canadian Imperial Bank of Commerce	1/6/2021	76,982	USD	681,646	NOK	—	(2,631)
Canadian Imperial Bank of Commerce	1/6/2021	112,952	USD	151,318	SGD	—	(1,540)
Canadian Imperial Bank of Commerce	1/7/2021	815,917	SEK	99,348	USD	5	—
Canadian Imperial Bank of Commerce	1/7/2021	100,463	USD	858,177	SEK	—	(4,036)
Canadian Imperial Bank of Commerce	2/3/2021	457,731	USD	593,043	AUD	—	(36)
Canadian Imperial Bank of Commerce	2/3/2021	825,176	USD	728,835	CHF	—	(97)
Canadian Imperial Bank of Commerce	2/3/2021	51,855	USD	315,301	DKK	—	(7)
Canadian Imperial Bank of Commerce	2/3/2021	987,965	USD	806,963	EUR	—	(90)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Canadian Imperial Bank of Commerce	2/3/2021	659,817	USD	482,621	GBP	$—		$(52)
Canadian Imperial Bank of Commerce	2/3/2021	19,902	USD	63,928	ILS	—		(19)
Canadian Imperial Bank of Commerce	2/3/2021	1,240,179	USD	128,008,920	JPY	—		(116)
Canadian Imperial Bank of Commerce	2/3/2021	78,004	USD	667,945	NOK	—		(7)
Canadian Imperial Bank of Commerce	2/3/2021	101,033	USD	829,604	SEK	—		(21)
Canadian Imperial Bank of Commerce	2/3/2021	111,548	USD	147,427	SGD	—		(2)
Citibank N.A.	1/6/2021	88,690	AUD	67,080	USD	1,359		—
Citibank N.A.	1/6/2021	542,120	AUD	418,339	USD	—		(7)
Citibank N.A.	1/6/2021	154,893	AUD	119,527	USD	—		(2)
Citibank N.A.	1/6/2021	112,866	CHF	127,317	USD	371		—
Citibank N.A.	1/6/2021	701,832	CHF	794,006	USD	—		(6)
Citibank N.A.	1/6/2021	200,533	CHF	226,870	USD	—		(2)
Citibank N.A.	1/6/2021	47,641	DKK	7,827	USD	4		—
Citibank N.A.	1/6/2021	296,956	DKK	48,815	USD	—		(1)
Citibank N.A.	1/6/2021	84,868	DKK	13,951	USD	—		(0)^
Citibank N.A.	1/6/2021	125,750	EUR	153,728	USD	138		—
Citibank N.A.	1/6/2021	783,506	EUR	958,718	USD	—		(33)
Citibank N.A.	1/6/2021	223,868	EUR	273,930	USD	—		(9)
Citibank N.A.	1/6/2021	76,380	GBP	101,806	USD	2,603		—
Citibank N.A.	1/6/2021	464,449	GBP	634,911	USD	—		(27)
Citibank N.A.	1/6/2021	132,710	GBP	181,417	USD	—		(8)
Citibank N.A.	1/6/2021	9,947	ILS	3,059	USD	39		—
Citibank N.A.	1/6/2021	61,256	ILS	19,079	USD	—		(1)
Citibank N.A.	1/6/2021	17,543	ILS	5,464	USD	—		(0)^
Citibank N.A.	1/6/2021	20,348,048	JPY	196,759	USD	329		—
Citibank N.A.	1/6/2021	126,686,910	JPY	1,227,081	USD	—		(13)
Citibank N.A.	1/6/2021	36,196,820	JPY	350,600	USD	—		(4)
Citibank N.A.	1/6/2021	105,928	NOK	12,207	USD	165		—
Citibank N.A.	1/6/2021	651,782	NOK	76,127	USD	—		(2)
Citibank N.A.	1/6/2021	186,287	NOK	21,758	USD	—		(0)^
Citibank N.A.	1/6/2021	23,898	SGD	17,911	USD	171		—
Citibank N.A.	1/6/2021	147,625	SGD	111,699	USD	—		(2)
Citibank N.A.	1/6/2021	42,181	SGD	31,916	USD	—		(0)^
Citibank N.A.	1/6/2021	120,877	USD	163,990	AUD	—		(5,668)
Citibank N.A.	1/6/2021	423,034	USD	573,910	AUD	—		(19,829)
Citibank N.A.	1/6/2021	802,918	USD	725,841	CHF	—		(18,244)
Citibank N.A.	1/6/2021	229,419	USD	207,396	CHF	—		(5,213)
Citibank N.A.	1/6/2021	49,363	USD	306,826	DKK	—		(1,074)
Citibank N.A.	1/6/2021	14,106	USD	87,679	DKK	—		(307)
Citibank N.A.	1/6/2021	969,479	USD	809,524	EUR	—		(21,040)
Citibank N.A.	1/6/2021	277,004	USD	231,302	EUR	—		(6,013)
Citibank N.A.	1/6/2021	183,445	USD	137,318	GBP	—		(4,264)
Citibank N.A.	1/6/2021	642,038	USD	480,600	GBP	—		(14,924)
Citibank N.A.	1/6/2021	5,513	USD	18,217	ILS	—		(161)
Citibank N.A.	1/6/2021	19,294	USD	63,755	ILS	—		(563)
Citibank N.A.	1/6/2021	1,240,854	USD	129,286,315	JPY	—		(11,391)
Citibank N.A.	1/6/2021	354,537	USD	36,939,422	JPY	—		(3,252)
Citibank N.A.	1/6/2021	21,995	USD	194,760	NOK	—		(752)
Citibank N.A.	1/6/2021	76,982	USD	681,655	NOK	—		(2,633)
Citibank N.A.	1/6/2021	112,952	USD	151,329	SGD	—		(1,548)
Citibank N.A.	1/6/2021	32,285	USD	43,254	SGD	—		(443)
Citibank N.A.	1/7/2021	131,689	SEK	15,930	USD	106		—
Citibank N.A.	1/7/2021	815,875	SEK	99,348	USD	0	^	—
Citibank N.A.	1/7/2021	233,122	SEK	28,387	USD	0	^	—
Citibank N.A.	1/7/2021	28,707	USD	245,207	SEK	—		(1,152)

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Citibank N.A.	1/7/2021	100,463	USD	858,127	SEK	$—		$(4,030)
Citibank N.A.	2/3/2021	457,731	USD	593,040	AUD	—		(33)
Citibank N.A.	2/3/2021	130,788	USD	169,450	AUD	—		(10)
Citibank N.A.	2/3/2021	825,176	USD	728,773	CHF	—		(27)
Citibank N.A.	2/3/2021	235,765	USD	208,221	CHF	—		(8)
Citibank N.A.	2/3/2021	51,855	USD	315,278	DKK	—		(3)
Citibank N.A.	2/3/2021	14,816	USD	90,081	DKK	—		(1)
Citibank N.A.	2/3/2021	987,965	USD	806,907	EUR	—		(22)
Citibank N.A.	2/3/2021	282,287	USD	230,554	EUR	—		(6)
Citibank N.A.	2/3/2021	659,817	USD	482,565	GBP	25		—
Citibank N.A.	2/3/2021	188,527	USD	137,882	GBP	7		—
Citibank N.A.	2/3/2021	19,902	USD	63,864	ILS	2		—
Citibank N.A.	2/3/2021	5,688	USD	18,252	ILS	0	^	—
Citibank N.A.	2/3/2021	1,240,179	USD	128,003,463	JPY	—		(63)
Citibank N.A.	2/3/2021	354,348	USD	36,573,568	JPY	—		(18)
Citibank N.A.	2/3/2021	78,004	USD	667,939	NOK	—		(7)
Citibank N.A.	2/3/2021	22,289	USD	190,858	NOK	—		(2)
Citibank N.A.	2/3/2021	101,033	USD	829,478	SEK	—		(6)
Citibank N.A.	2/3/2021	28,867	USD	236,997	SEK	—		(2)
Citibank N.A.	2/3/2021	111,548	USD	147,424	SGD	0	^	—
Citibank N.A.	2/3/2021	31,874	USD	42,125	SGD	0	^	—
Commonwealth Bank of Australia	1/6/2021	542,136	AUD	418,339	USD	6		—
Commonwealth Bank of Australia	1/6/2021	701,862	CHF	794,006	USD	27		—
Commonwealth Bank of Australia	1/6/2021	296,966	DKK	48,815	USD	1		—
Commonwealth Bank of Australia	1/6/2021	783,574	EUR	958,718	USD	49		—
Commonwealth Bank of Australia	1/6/2021	464,473	GBP	634,911	USD	6		—
Commonwealth Bank of Australia	1/6/2021	61,259	ILS	19,079	USD	0	^	—
Commonwealth Bank of Australia	1/6/2021	126,693,659	JPY	1,227,081	USD	52		—
Commonwealth Bank of Australia	1/6/2021	651,796	NOK	76,127	USD	0		—
Commonwealth Bank of Australia	1/6/2021	147,627	SGD	111,699	USD	—		(0)^
Commonwealth Bank of Australia	1/6/2021	423,034	USD	573,922	AUD	—		(19,839)
Commonwealth Bank of Australia	1/6/2021	802,918	USD	725,876	CHF	—		(18,283)
Commonwealth Bank of Australia	1/6/2021	49,363	USD	306,821	DKK	—		(1,073)
Commonwealth Bank of Australia	1/6/2021	969,479	USD	809,565	EUR	—		(21,091)
Commonwealth Bank of Australia	1/6/2021	642,038	USD	480,636	GBP	—		(14,974)
Commonwealth Bank of Australia	1/6/2021	19,294	USD	63,755	ILS	—		(563)
Commonwealth Bank of Australia	1/6/2021	1,240,854	USD	129,289,169	JPY	—		(11,419)
Commonwealth Bank of Australia	1/6/2021	76,982	USD	681,636	NOK	—		(2,630)
Commonwealth Bank of Australia	1/6/2021	112,952	USD	151,317	SGD	—		(1,539)
Commonwealth Bank of Australia	1/7/2021	815,900	SEK	99,348	USD	3		—
Commonwealth Bank of Australia	1/7/2021	100,463	USD	858,181	SEK	—		(4,037)
Commonwealth Bank of Australia	2/3/2021	457,731	USD	593,031	AUD	—		(26)
Commonwealth Bank of Australia	2/3/2021	825,176	USD	728,795	CHF	—		(52)
Commonwealth Bank of Australia	2/3/2021	51,855	USD	315,273	DKK	—		(3)
Commonwealth Bank of Australia	2/3/2021	987,965	USD	806,963	EUR	—		(91)
Commonwealth Bank of Australia	2/3/2021	659,817	USD	482,601	GBP	—		(24)
Commonwealth Bank of Australia	2/3/2021	19,902	USD	63,868	ILS	0	^	—
Commonwealth Bank of Australia	2/3/2021	1,240,179	USD	128,008,796	JPY	—		(115)
Commonwealth Bank of Australia	2/3/2021	78,004	USD	667,921	NOK	—		(5)
Commonwealth Bank of Australia	2/3/2021	101,033	USD	829,486	SEK	—		(7)
Commonwealth Bank of Australia	2/3/2021	111,548	USD	147,426	SGD	—		(2)
Credit Suisse International	1/6/2021	542,093	AUD	418,339	USD	—		(28)
Credit Suisse International	1/6/2021	701,808	CHF	794,006	USD	—		(34)
Credit Suisse International	1/6/2021	296,961	DKK	48,815	USD	0	^	—
Credit Suisse International	1/6/2021	783,517	EUR	958,718	USD	—		(21)

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Credit Suisse International	1/6/2021	464,437	GBP	634,911	USD	$—		$(42)
Credit Suisse International	1/6/2021	61,253	ILS	19,079	USD	—		(2)
Credit Suisse International	1/6/2021	126,685,805	JPY	1,227,081	USD	—		(24)
Credit Suisse International	1/6/2021	651,805	NOK	76,127	USD	1		—
Credit Suisse International	1/6/2021	147,618	SGD	111,699	USD	—		(7)
Credit Suisse International	1/6/2021	423,034	USD	573,953	AUD	—		(19,862)
Credit Suisse International	1/6/2021	802,918	USD	725,915	CHF	—		(18,327)
Credit Suisse International	1/6/2021	49,363	USD	306,828	DKK	—		(1,074)
Credit Suisse International	1/6/2021	969,479	USD	809,572	EUR	—		(21,100)
Credit Suisse International	1/6/2021	642,038	USD	480,666	GBP	—		(15,014)
Credit Suisse International	1/6/2021	19,294	USD	63,757	ILS	—		(563)
Credit Suisse International	1/6/2021	1,240,854	USD	129,291,527	JPY	—		(11,442)
Credit Suisse International	1/6/2021	76,982	USD	681,639	NOK	—		(2,631)
Credit Suisse International	1/6/2021	112,952	USD	151,320	SGD	—		(1,542)
Credit Suisse International	1/7/2021	815,878	SEK	99,348	USD	1		—
Credit Suisse International	1/7/2021	100,463	USD	858,179	SEK	—		(4,037)
Credit Suisse International	2/3/2021	457,731	USD	593,107	AUD	—		(85)
Credit Suisse International	2/3/2021	825,176	USD	728,855	CHF	—		(119)
Credit Suisse International	2/3/2021	51,855	USD	315,293	DKK	—		(6)
Credit Suisse International	2/3/2021	987,965	USD	806,974	EUR	—		(104)
Credit Suisse International	2/3/2021	659,817	USD	482,582	GBP	2		—
Credit Suisse International	2/3/2021	19,902	USD	63,888	ILS	—		(6)
Credit Suisse International	2/3/2021	1,240,179	USD	128,010,780	JPY	—		(134)
Credit Suisse International	2/3/2021	78,004	USD	667,938	NOK	—		(6)
Credit Suisse International	2/3/2021	101,033	USD	829,498	SEK	—		(8)
Credit Suisse International	2/3/2021	111,548	USD	147,428	SGD	—		(3)
Goldman Sachs	1/6/2021	542,133	AUD	418,339	USD	3		—
Goldman Sachs	1/6/2021	701,846	CHF	794,006	USD	9		—
Goldman Sachs	1/6/2021	296,949	DKK	48,815	USD	—		(2)
Goldman Sachs	1/6/2021	783,543	EUR	958,718	USD	12		—
Goldman Sachs	1/6/2021	464,450	GBP	634,911	USD	—		(25)
Goldman Sachs	1/6/2021	61,258	ILS	19,079	USD	0	^	—
Goldman Sachs	1/6/2021	126,690,591	JPY	1,227,081	USD	23		—
Goldman Sachs	1/6/2021	651,805	NOK	76,127	USD	1		—
Goldman Sachs	1/6/2021	147,619	SGD	111,699	USD	—		(6)
Goldman Sachs	1/6/2021	423,034	USD	573,910	AUD	—		(19,829)
Goldman Sachs	1/6/2021	802,918	USD	725,845	CHF	—		(18,248)
Goldman Sachs	1/6/2021	49,363	USD	306,819	DKK	—		(1,073)
Goldman Sachs	1/6/2021	969,479	USD	809,541	EUR	—		(21,061)
Goldman Sachs	1/6/2021	642,038	USD	480,618	GBP	—		(14,949)
Goldman Sachs	1/6/2021	19,294	USD	63,756	ILS	—		(563)
Goldman Sachs	1/6/2021	1,240,854	USD	129,285,819	JPY	—		(11,387)
Goldman Sachs	1/6/2021	76,982	USD	681,627	NOK	—		(2,629)
Goldman Sachs	1/6/2021	112,952	USD	151,320	SGD	—		(1,541)
Goldman Sachs	1/7/2021	815,887	SEK	99,348	USD	2		—
Goldman Sachs	1/7/2021	100,463	USD	858,184	SEK	—		(4,037)
Goldman Sachs	2/3/2021	457,731	USD	593,039	AUD	—		(33)
Goldman Sachs	2/3/2021	825,176	USD	728,780	CHF	—		(34)
Goldman Sachs	2/3/2021	51,855	USD	315,258	DKK	—		—
Goldman Sachs	2/3/2021	987,965	USD	806,939	EUR	—		(62)
Goldman Sachs	2/3/2021	659,817	USD	482,574	GBP	13		—
Goldman Sachs	2/3/2021	19,902	USD	63,872	ILS	—		(1)
Goldman Sachs	2/3/2021	1,240,179	USD	128,003,835	JPY	—		(67)
Goldman Sachs	2/3/2021	78,004	USD	667,922	NOK	—		(5)
Goldman Sachs	2/3/2021	101,033	USD	829,472	SEK	—		(5)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	2/3/2021	111,548	USD	147,422	SGD	$2		$—
HSBC Holdings PLC	1/6/2021	542,139	AUD	418,339	USD	8		—
HSBC Holdings PLC	1/6/2021	701,848	CHF	794,006	USD	12		—
HSBC Holdings PLC	1/6/2021	296,965	DKK	48,815	USD	1		—
HSBC Holdings PLC	1/6/2021	783,531	EUR	958,718	USD	—		(3)
HSBC Holdings PLC	1/6/2021	464,473	GBP	634,911	USD	6		—
HSBC Holdings PLC	1/6/2021	61,260	ILS	19,079	USD	1		—
HSBC Holdings PLC	1/6/2021	126,690,345	JPY	1,227,081	USD	20		—
HSBC Holdings PLC	1/6/2021	651,795	NOK	76,127	USD	0	^	—
HSBC Holdings PLC	1/6/2021	147,623	SGD	111,699	USD	—		(3)
HSBC Holdings PLC	1/6/2021	423,034	USD	573,915	AUD	—		(19,833)
HSBC Holdings PLC	1/6/2021	802,918	USD	725,862	CHF	—		(18,267)
HSBC Holdings PLC	1/6/2021	49,363	USD	306,813	DKK	—		(1,072)
HSBC Holdings PLC	1/6/2021	969,479	USD	809,549	EUR	—		(21,071)
HSBC Holdings PLC	1/6/2021	642,038	USD	480,632	GBP	—		(14,969)
HSBC Holdings PLC	1/6/2021	19,294	USD	63,757	ILS	—		(563)
HSBC Holdings PLC	1/6/2021	1,240,854	USD	129,289,541	JPY	—		(11,423)
HSBC Holdings PLC	1/6/2021	76,982	USD	681,633	NOK	—		(2,630)
HSBC Holdings PLC	1/6/2021	112,952	USD	151,317	SGD	—		(1,539)
HSBC Holdings PLC	1/7/2021	815,896	SEK	99,348	USD	3		—
HSBC Holdings PLC	1/7/2021	100,463	USD	858,143	SEK	—		(4,032)
HSBC Holdings PLC	2/3/2021	457,731	USD	593,043	AUD	—		(35)
HSBC Holdings PLC	2/3/2021	825,176	USD	728,795	CHF	—		(52)
HSBC Holdings PLC	2/3/2021	51,855	USD	315,278	DKK	—		(3)
HSBC Holdings PLC	2/3/2021	987,965	USD	806,947	EUR	—		(71)
HSBC Holdings PLC	2/3/2021	659,817	USD	482,603	GBP	—		(27)
HSBC Holdings PLC	2/3/2021	19,902	USD	63,885	ILS	—		(5)
HSBC Holdings PLC	2/3/2021	1,240,179	USD	128,008,175	JPY	—		(109)
HSBC Holdings PLC	2/3/2021	78,004	USD	667,881	NOK	0	^	—
HSBC Holdings PLC	2/3/2021	101,033	USD	829,456	SEK	—		(3)
HSBC Holdings PLC	2/3/2021	111,548	USD	147,424	SGD	0	^	—
JP Morgan Chase Bank N.A.	1/6/2021	542,136	AUD	418,339	USD	6		—
JP Morgan Chase Bank N.A.	1/6/2021	701,840	CHF	794,006	USD	3		—
JP Morgan Chase Bank N.A.	1/6/2021	296,963	DKK	48,815	USD	1		—
JP Morgan Chase Bank N.A.	1/6/2021	783,534	EUR	958,718	USD	1		—
JP Morgan Chase Bank N.A.	1/6/2021	464,451	GBP	634,911	USD	—		(23)
JP Morgan Chase Bank N.A.	1/6/2021	61,257	ILS	19,079	USD	—		(0)^
JP Morgan Chase Bank N.A.	1/6/2021	126,688,505	JPY	1,227,081	USD	2		—
JP Morgan Chase Bank N.A.	1/6/2021	651,801	NOK	76,127	USD	1		—
JP Morgan Chase Bank N.A.	1/6/2021	147,622	SGD	111,699	USD	—		(4)
JP Morgan Chase Bank N.A.	1/6/2021	423,034	USD	573,903	AUD	—		(19,824)
JP Morgan Chase Bank N.A.	1/6/2021	802,918	USD	725,839	CHF	—		(18,241)
JP Morgan Chase Bank N.A.	1/6/2021	49,363	USD	306,813	DKK	—		(1,072)
JP Morgan Chase Bank N.A.	1/6/2021	969,479	USD	809,530	EUR	—		(21,048)
JP Morgan Chase Bank N.A.	1/6/2021	642,038	USD	480,629	GBP	—		(14,965)
JP Morgan Chase Bank N.A.	1/6/2021	19,294	USD	63,754	ILS	—		(563)
JP Morgan Chase Bank N.A.	1/6/2021	1,240,854	USD	129,286,811	JPY	—		(11,396)
JP Morgan Chase Bank N.A.	1/6/2021	76,982	USD	681,615	NOK	—		(2,628)
JP Morgan Chase Bank N.A.	1/6/2021	112,952	USD	151,318	SGD	—		(1,540)
JP Morgan Chase Bank N.A.	1/7/2021	815,876	SEK	99,348	USD	1		—
JP Morgan Chase Bank N.A.	1/7/2021	100,463	USD	858,146	SEK	—		(4,033)
JP Morgan Chase Bank N.A.	2/3/2021	457,731	USD	593,042	AUD	—		(35)
JP Morgan Chase Bank N.A.	2/3/2021	825,176	USD	728,776	CHF	—		(30)
JP Morgan Chase Bank N.A.	2/3/2021	51,855	USD	315,271	DKK	—		(2)
JP Morgan Chase Bank N.A.	2/3/2021	987,965	USD	806,929	EUR	—		(49)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JP Morgan Chase Bank N.A.	2/3/2021	659,817	USD	482,579	GBP	$6		$—
JP Morgan Chase Bank N.A.	2/3/2021	19,902	USD	63,871	ILS	—		(1)
JP Morgan Chase Bank N.A.	2/3/2021	1,240,179	USD	128,003,959	JPY	—		(68)
JP Morgan Chase Bank N.A.	2/3/2021	78,004	USD	667,893	NOK	—		(1)
JP Morgan Chase Bank N.A.	2/3/2021	101,033	USD	829,468	SEK	—		(5)
JP Morgan Chase Bank N.A.	2/3/2021	111,548	USD	147,426	SGD	—		(1)
Morgan Stanley & Co. International	1/6/2021	542,136	AUD	418,339	USD	6		—
Morgan Stanley & Co. International	1/6/2021	701,846	CHF	794,006	USD	9		—
Morgan Stanley & Co. International	1/6/2021	296,969	DKK	48,815	USD	2		—
Morgan Stanley & Co. International	1/6/2021	783,551	EUR	958,718	USD	22		—
Morgan Stanley & Co. International	1/6/2021	464,448	GBP	634,911	USD	—		(27)
Morgan Stanley & Co. International	1/6/2021	61,392	ILS	19,079	USD	42		—
Morgan Stanley & Co. International	1/6/2021	126,689,487	JPY	1,227,081	USD	12		—
Morgan Stanley & Co. International	1/6/2021	651,813	NOK	76,127	USD	2		—
Morgan Stanley & Co. International	1/6/2021	147,621	SGD	111,699	USD	—		(4)
Morgan Stanley & Co. International	1/6/2021	423,034	USD	573,940	AUD	—		(19,853)
Morgan Stanley & Co. International	1/6/2021	802,918	USD	725,854	CHF	—		(18,258)
Morgan Stanley & Co. International	1/6/2021	49,363	USD	306,817	DKK	—		(1,072)
Morgan Stanley & Co. International	1/6/2021	969,479	USD	809,559	EUR	—		(21,083)
Morgan Stanley & Co. International	1/6/2021	642,038	USD	480,626	GBP	—		(14,961)
Morgan Stanley & Co. International	1/6/2021	19,294	USD	63,752	ILS	—		(562)
Morgan Stanley & Co. International	1/6/2021	1,240,854	USD	129,289,045	JPY	—		(11,418)
Morgan Stanley & Co. International	1/6/2021	76,982	USD	681,643	NOK	—		(2,631)
Morgan Stanley & Co. International	1/6/2021	112,952	USD	151,319	SGD	—		(1,541)
Morgan Stanley & Co. International	1/7/2021	815,902	SEK	99,348	USD	4		—
Morgan Stanley & Co. International	1/7/2021	100,463	USD	858,160	SEK	—		(4,034)
Morgan Stanley & Co. International	2/3/2021	457,731	USD	593,039	AUD	—		(32)
Morgan Stanley & Co. International	2/3/2021	825,176	USD	728,787	CHF	—		(43)
Morgan Stanley & Co. International	2/3/2021	51,855	USD	315,286	DKK	—		(5)
Morgan Stanley & Co. International	2/3/2021	987,965	USD	806,957	EUR	—		(83)
Morgan Stanley & Co. International	2/3/2021	659,817	USD	482,559	GBP	34		—
Morgan Stanley & Co. International	2/3/2021	19,902	USD	64,059	ILS	—		(59)
Morgan Stanley & Co. International	2/3/2021	1,240,179	USD	128,007,059	JPY	—		(98)
Morgan Stanley & Co. International	2/3/2021	78,004	USD	667,933	NOK	—		(6)
Morgan Stanley & Co. International	2/3/2021	101,033	USD	829,482	SEK	—		(6)
Morgan Stanley & Co. International	2/3/2021	111,548	USD	147,424	SGD	0	^	—
Royal Bank of Canada	1/6/2021	542,123	AUD	418,339	USD	—		(4)
Royal Bank of Canada	1/6/2021	701,822	CHF	794,006	USD	—		(18)
Royal Bank of Canada	1/6/2021	296,956	DKK	48,815	USD	0	^	—
Royal Bank of Canada	1/6/2021	783,513	EUR	958,718	USD	—		(25)
Royal Bank of Canada	1/6/2021	464,462	GBP	634,911	USD	—		(9)
Royal Bank of Canada	1/6/2021	61,257	ILS	19,079	USD	—		(0)^
Royal Bank of Canada	1/6/2021	126,685,192	JPY	1,227,081	USD	—		(30)
Royal Bank of Canada	1/6/2021	651,787	NOK	76,127	USD	—		(1)
Royal Bank of Canada	1/6/2021	147,627	SGD	111,699	USD	—		(0)^
Royal Bank of Canada	1/6/2021	423,034	USD	573,909	AUD	—		(19,829)
Royal Bank of Canada	1/6/2021	802,918	USD	725,841	CHF	—		(18,244)
Royal Bank of Canada	1/6/2021	49,363	USD	306,829	DKK	—		(1,074)
Royal Bank of Canada	1/6/2021	969,479	USD	809,530	EUR	—		(21,048)
Royal Bank of Canada	1/6/2021	642,038	USD	480,625	GBP	—		(14,958)
Royal Bank of Canada	1/6/2021	19,294	USD	63,759	ILS	—		(564)
Royal Bank of Canada	1/6/2021	1,240,854	USD	129,284,206	JPY	—		(11,371)
Royal Bank of Canada	1/6/2021	76,982	USD	681,667	NOK	—		(2,634)
Royal Bank of Canada	1/6/2021	112,952	USD	151,319	SGD	—		(1,540)
Royal Bank of Canada	1/7/2021	815,864	SEK	99,348	USD	—		(1)

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	1/7/2021	100,463	USD	858,148	SEK	$—		$(4,033)
Royal Bank of Canada	2/3/2021	457,731	USD	593,046	AUD	—		(38)
Royal Bank of Canada	2/3/2021	825,176	USD	728,775	CHF	—		(29)
Royal Bank of Canada	2/3/2021	51,855	USD	315,273	DKK	—		(3)
Royal Bank of Canada	2/3/2021	987,965	USD	806,910	EUR	—		(26)
Royal Bank of Canada	2/3/2021	659,817	USD	482,598	GBP	—		(19)
Royal Bank of Canada	2/3/2021	19,902	USD	63,875	ILS	—		(2)
Royal Bank of Canada	2/3/2021	1,240,179	USD	128,001,354	JPY	—		(43)
Royal Bank of Canada	2/3/2021	78,004	USD	667,882	NOK	0	^	—
Royal Bank of Canada	2/3/2021	101,033	USD	829,466	SEK	—		(4)
Royal Bank of Canada	2/3/2021	111,548	USD	147,427	SGD	—		(2)
Societe Generale	1/6/2021	542,115	AUD	418,339	USD	—		(11)
Societe Generale	1/6/2021	701,838	CHF	794,006	USD	0		—
Societe Generale	1/6/2021	296,964	DKK	48,815	USD	1		—
Societe Generale	1/6/2021	783,554	EUR	958,718	USD	26		—
Societe Generale	1/6/2021	464,466	GBP	634,911	USD	—		(3)
Societe Generale	1/6/2021	61,258	ILS	19,079	USD	0	^	—
Societe Generale	1/6/2021	126,691,204	JPY	1,227,081	USD	29		—
Societe Generale	1/6/2021	651,813	NOK	76,127	USD	2		—
Societe Generale	1/6/2021	147,629	SGD	111,699	USD	2		—
Societe Generale	1/6/2021	423,034	USD	573,932	AUD	—		(19,847)
Societe Generale	1/6/2021	802,918	USD	725,862	CHF	—		(18,267)
Societe Generale	1/6/2021	49,363	USD	306,840	DKK	—		(1,076)
Societe Generale	1/6/2021	969,479	USD	809,559	EUR	—		(21,083)
Societe Generale	1/6/2021	642,038	USD	480,643	GBP	—		(14,983)
Societe Generale	1/6/2021	19,294	USD	63,759	ILS	—		(564)
Societe Generale	1/6/2021	1,240,854	USD	129,293,264	JPY	—		(11,459)
Societe Generale	1/6/2021	76,982	USD	681,614	NOK	—		(2,628)
Societe Generale	1/6/2021	112,952	USD	151,322	SGD	—		(1,543)
Societe Generale	1/7/2021	815,882	SEK	99,348	USD	1		—
Societe Generale	1/7/2021	100,463	USD	858,193	SEK	—		(4,038)
Societe Generale	2/3/2021	457,731	USD	593,046	AUD	—		(38)
Societe Generale	2/3/2021	825,176	USD	728,812	CHF	—		(71)
Societe Generale	2/3/2021	51,855	USD	315,278	DKK	—		(3)
Societe Generale	2/3/2021	987,965	USD	807,016	EUR	—		(155)
Societe Generale	2/3/2021	659,817	USD	482,601	GBP	—		(24)
Societe Generale	2/3/2021	19,902	USD	63,886	ILS	—		(5)
Societe Generale	2/3/2021	1,240,179	USD	128,008,796	JPY	—		(115)
Societe Generale	2/3/2021	78,004	USD	667,937	NOK	—		(6)
Societe Generale	2/3/2021	101,033	USD	829,466	SEK	—		(4)
Societe Generale	2/3/2021	111,548	USD	147,431	SGD	—		(5)
Standard Chartered Bank	1/6/2021	542,162	AUD	418,339	USD	26		—
Standard Chartered Bank	1/6/2021	701,872	CHF	794,006	USD	39		—
Standard Chartered Bank	1/6/2021	296,961	DKK	48,815	USD	0	^	—
Standard Chartered Bank	1/6/2021	783,522	EUR	958,718	USD	—		(14)
Standard Chartered Bank	1/6/2021	464,512	GBP	634,911	USD	61		—
Standard Chartered Bank	1/6/2021	61,303	ILS	19,079	USD	14		—
Standard Chartered Bank	1/6/2021	126,696,113	JPY	1,227,081	USD	76		—
Standard Chartered Bank	1/6/2021	652,568	NOK	76,127	USD	90		—
Standard Chartered Bank	1/6/2021	147,633	SGD	111,699	USD	4		—
Standard Chartered Bank	1/6/2021	423,034	USD	573,897	AUD	—		(19,820)
Standard Chartered Bank	1/6/2021	802,918	USD	725,865	CHF	—		(18,271)
Standard Chartered Bank	1/6/2021	49,363	USD	306,761	DKK	—		(1,063)
Standard Chartered Bank	1/6/2021	969,479	USD	809,593	EUR	—		(21,125)
Standard Chartered Bank	1/6/2021	642,038	USD	481,090	GBP	—		(15,594)

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Standard Chartered Bank	1/6/2021	19,294	USD	63,757	ILS	$—		$(564)
Standard Chartered Bank	1/6/2021	1,240,854	USD	129,294,505	JPY	—		(11,471)
Standard Chartered Bank	1/6/2021	76,982	USD	681,301	NOK	—		(2,591)
Standard Chartered Bank	1/6/2021	112,952	USD	151,321	SGD	—		(1,542)
Standard Chartered Bank	1/7/2021	816,740	SEK	99,348	USD	106		—
Standard Chartered Bank	1/7/2021	100,463	USD	858,014	SEK	—		(4,017)
Standard Chartered Bank	2/3/2021	457,731	USD	593,076	AUD	—		(61)
Standard Chartered Bank	2/3/2021	825,176	USD	728,829	CHF	—		(90)
Standard Chartered Bank	2/3/2021	51,855	USD	315,221	DKK	6		—
Standard Chartered Bank	2/3/2021	987,965	USD	806,897	EUR	—		(10)
Standard Chartered Bank	2/3/2021	659,817	USD	482,643	GBP	—		(81)
Standard Chartered Bank	2/3/2021	19,902	USD	63,943	ILS	—		(23)
Standard Chartered Bank	2/3/2021	1,240,179	USD	128,007,555	JPY	—		(103)
Standard Chartered Bank	2/3/2021	78,004	USD	668,713	NOK	—		(97)
Standard Chartered Bank	2/3/2021	101,033	USD	830,410	SEK	—		(120)
Standard Chartered Bank	2/3/2021	111,548	USD	147,433	SGD	—		(7)
UBS AG	1/6/2021	542,131	AUD	418,339	USD	2		—
UBS AG	1/6/2021	701,838	CHF	794,006	USD	0		—
UBS AG	1/6/2021	296,957	DKK	48,815	USD	0	^	—
UBS AG	1/6/2021	783,528	EUR	958,718	USD	—		(6)
UBS AG	1/6/2021	464,463	GBP	634,911	USD	—		(8)
UBS AG	1/6/2021	61,256	ILS	19,079	USD	—		(1)
UBS AG	1/6/2021	126,690,100	JPY	1,227,081	USD	18		—
UBS AG	1/6/2021	651,790	NOK	76,127	USD	—		(1)
UBS AG	1/6/2021	147,622	SGD	111,699	USD	—		(3)
UBS AG	1/6/2021	423,034	USD	573,921	AUD	—		(19,838)
UBS AG	1/6/2021	802,918	USD	725,852	CHF	—		(18,256)
UBS AG	1/6/2021	49,363	USD	306,834	DKK	—		(1,075)
UBS AG	1/6/2021	969,479	USD	809,536	EUR	—		(21,056)
UBS AG	1/6/2021	642,038	USD	480,631	GBP	—		(14,967)
UBS AG	1/6/2021	19,294	USD	63,758	ILS	—		(564)
UBS AG	1/6/2021	1,240,854	USD	129,280,359	JPY	—		(11,334)
UBS AG	1/6/2021	76,982	USD	681,629	NOK	—		(2,629)
UBS AG	1/6/2021	112,952	USD	151,318	SGD	—		(1,540)
UBS AG	1/7/2021	815,818	SEK	99,348	USD	—		(7)
UBS AG	1/7/2021	100,463	USD	858,127	SEK	—		(4,030)
UBS AG	2/3/2021	457,731	USD	593,026	AUD	—		(22)
UBS AG	2/3/2021	825,176	USD	728,769	CHF	—		(22)
UBS AG	2/3/2021	51,855	USD	315,286	DKK	—		(5)
UBS AG	2/3/2021	987,965	USD	806,946	EUR	—		(70)
UBS AG	2/3/2021	659,817	USD	482,606	GBP	—		(30)
UBS AG	2/3/2021	19,902	USD	63,890	ILS	—		(7)
UBS AG	2/3/2021	1,240,179	USD	128,006,439	JPY	—		(92)
UBS AG	2/3/2021	78,004	USD	667,932	NOK	—		(6)
UBS AG	2/3/2021	101,033	USD	829,459	SEK	—		(4)
UBS AG	2/3/2021	111,548	USD	147,451	SGD	—		(20)
						$6,844		$(1,368,726)
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
United Kingdom	$18,342,745	$—	$20,575	*	$18,363,320
Other	129,115,921	—	—		129,115,921
Rights	—	3,463	—		3,463
Investment of Cash Collateral for Securities Loaned	—	2,902,282	—		2,902,282
Total Investments in Securities	$147,458,666	$2,905,745	$20,575		$150,384,986
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$6,844	$—		$6,844
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,368,726)	$—		$(1,368,726)
Total – Net	$147,458,666	$1,543,863	$20,575		$149,023,104
* Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1] Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS – 100.4%

Australia – 13.9%

Accent Group Ltd.	49,758	$88,694

Adairs Ltd.	12,766	32,508

Adbri Ltd.	36,624	94,674

ARB Corp., Ltd.(a)	2,349	55,828

Asaleo Care Ltd.	32,322	33,671

AUB Group Ltd.	5,137	64,177

Aurelia Metals Ltd.	40,393	13,403

Austal Ltd.	16,964	34,951

Australian Finance Group Ltd.(a)	21,672	43,982

Baby Bunting Group Ltd.	8,349	30,344

Bapcor Ltd.	10,794	64,801

Beach Energy Ltd.(a)	59,456	82,812

Beacon Lighting Group Ltd.(a)	14,457	18,742

Bega Cheese Ltd.(a)	6,940	27,365

Bell Financial Group Ltd.	39,633	55,661

Bingo Industries Ltd.(a)	15,940	30,012

Bravura Solutions Ltd.(a)	15,922	39,562

Brickworks Ltd.	8,179	121,177

Capitol Health Ltd.	76,688	16,273

Cedar Woods Properties Ltd.	5,680	27,394

Centuria Capital Group(a)	31,399	63,722

Codan Ltd.(a)	6,624	57,146

Collins Foods Ltd.(a)	4,145	30,833

Costa Group Holdings Ltd.	10,924	34,392

Cromwell Property Group	348,810	234,169

Data#3 Ltd.(a)	8,878	38,432

Dicker Data Ltd.	9,131	73,630

Elders Ltd.	5,573	42,402

Growthpoint Properties Australia Ltd.	75,792	204,112

GUD Holdings Ltd.(a)	2,979	26,987

GWA Group Ltd.(a)	19,167	51,618

Hansen Technologies Ltd.	7,090	20,407

Home Consortium Ltd.	10,568	32,619

IGO Ltd.	23,755	116,949

Infomedia Ltd.	19,430	28,937

Ingenia Communities Group	14,841	56,344

Inghams Group Ltd.(a)	28,255	68,025

Integral Diagnostics Ltd.	8,149	27,291

Integrated Research Ltd.	6,171	12,667

Invocare Ltd.(a)	5,581	49,310

IPH Ltd.(a)	14,105	69,985

IRESS Ltd.(a)	12,743	104,330

Johns Lyng Group Ltd.	8,922	21,756

Jumbo Interactive Ltd.(a)	3,507	38,049

Kogan.com Ltd.(a)	2,349	34,440

MACA Ltd.	35,015	32,828

Macmahon Holdings Ltd.	151,911	31,064

McPherson’s Ltd.	13,600	14,272

Metcash Ltd.(a)	62,572	163,199

Moelis Australia Ltd.(a)	7,175	26,299

Monadelphous Group Ltd.	5,514	57,313

Monash IVF Group Ltd.	41,013	24,843

Investments	Shares	Value

Money3 Corp. Ltd.	13,021	$29,239

NIB Holdings Ltd.	23,565	108,558

Nick Scali Ltd.(a)	7,552	56,235

Nickel Mines Ltd.	54,535	46,501

Nine Entertainment Co. Holdings Ltd.	90,458	161,940

NRW Holdings Ltd.(a)	20,712	46,669

OFX Group Ltd.	20,051	19,031

Omni Bridgeway Ltd.	8,035	26,661

Orora Ltd.	76,499	159,382

Pacific Current Group Ltd.	6,662	31,667

Pact Group Holdings Ltd.	9,840	20,122

Pendal Group Ltd.(a)	29,731	149,811

Perenti Global Ltd.	73,896	78,120

Perpetual Ltd.	4,400	118,019

Pinnacle Investment Management Group Ltd.(a)	9,560	52,377

Platinum Asset Management Ltd.	71,484	225,055

Premier Investments Ltd.(a)	8,212	148,978

Ramelius Resources Ltd.	19,515	25,374

Redcape Hotel Group	47,714	33,873

Regis Resources Ltd.	29,398	84,842

Resimac Group Ltd.	16,080	26,802

Sandfire Resources Ltd.	13,358	55,146

SeaLink Travel Group Ltd.	5,698	29,415

Select Harvests Ltd.(a)	7,888	31,773

Service Stream Ltd.(a)	29,266	40,762

SmartGroup Corp., Ltd.(a)	14,236	75,029

St Barbara Ltd.	32,947	60,000

Steadfast Group Ltd.	36,974	113,839

Super Retail Group Ltd.(a)	6,146	49,939

Tassal Group Ltd.(a)	17,097	44,328

Technology One Ltd.(a)	10,072	63,731

Viva Energy Group Ltd.(b)	64,159	94,561

Total Australia		5,172,180

Austria – 1.3%

Oesterreichische Post AG(a)	7,143	250,833

Schoeller-Bleckmann Oilfield Equipment AG	1,713	65,184

UNIQA Insurance Group AG	19,722	154,437

Total Austria		470,454

Belgium – 2.2%

Barco N.V.	4,471	97,484

Bekaert S.A.	1,961	65,167

Euronav N.V.	49,405	398,967

Fagron	728	16,924

Intervest Offices & Warehouses N.V.	2,510	69,254

Orange Belgium S.A.	3,537	94,344

Recticel S.A.	3,173	41,618

Xior Student Housing N.V.	529	31,780

Total Belgium		815,538

China – 3.4%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	40,300	42,359

China Overseas Grand Oceans Group Ltd.	320,400	171,897

China Power International Development Ltd.	1,221,000	261,401

China South City Holdings Ltd.	506,000	75,047

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares		Value

China Tobacco International HK Co., Ltd.(a)	12,000		$22,998

CITIC Telecom International Holdings Ltd.	332,678		104,688

CPMC Holdings Ltd.	146,900		67,825

Genertec Universal Medical Group Co., Ltd.(b)	148,300		110,739

Poly Property Group Co., Ltd.	412,000		120,616

Shanghai Industrial Holdings Ltd.	103,000		140,807

Shougang Fushan Resources Group Ltd.	383,885		90,106

Zensun Enterprises Ltd.	1,140,000		63,220

Total China			1,271,703

Denmark – 1.7%

Chemometec A/S	1,061		100,807

D/S Norden A/S	3,184		57,363

NNIT A/S(b)	2,215		44,274

Per Aarsleff Holding A/S	1,325		67,192

Ringkjoebing Landbobank A/S	1,099		100,081

Scandinavian Tobacco Group A/S Class A(b)	14,883		254,676

Total Denmark			624,393

Finland – 4.8%

Ahlstrom-Munksjo Oyj	8,468		187,535

Altia Oyj	2,552		31,163

Cargotec Oyj Class B	3,686		152,528

Fiskars Oyj Abp	1,615		29,601

Kamux Corp.	1,835		30,535

Kemira Oyj	9,820		155,478

Lassila & Tikanoja Oyj	2,462		45,366

Neles Oyj	29,418		390,719

Oriola Oyj Class B	13,427		31,247

Raisio Oyj Class V	966		3,770

Revenio Group Oyj	645		39,696

Rovio Entertainment Oyj(a)(b)	3,905		30,149

Sanoma Oyj	5,708		95,960

Talenom Oyj(a)	2,076		38,228

Terveystalo Oyj(b)	4,285		52,639

Tikkurila Oyj	3,342		102,023

Tokmanni Group Corp.	2,510		49,875

Uponor Oyj	6,014		133,629

Verkkokauppa.com Oyj	5,629		49,038

YIT Oyj(a)	21,150		127,631

Total Finland			1,776,810

France – 2.9%

ABC Arbitrage	3,627		32,219

Albioma S.A.	1,435		82,522

Chargeurs S.A.	1,317		28,361

Derichebourg S.A.	12,994		93,485

IPSOS	1,757		59,334

Kaufman & Broad S.A.	1,638		73,353

Nexity S.A.	7,991		346,706

Quadient S.A.	2,132		41,033

Societe BIC S.A.	4,597		260,197

Vicat S.A.	1,358		57,075

Total France			1,074,285

Germany – 3.4%

Bilfinger SE	868		$27,464

CANCOM SE	994		55,167

CropEnergies AG	3,770		54,892

DIC Asset AG	9,116		150,131

Duerr AG	3,652		149,245

Eckert & Ziegler Strahlen- und Medizintechnik AG	416		22,823

Elmos Semiconductor SE	1,097		36,844

GFT Technologies SE	1,999		29,204

GRENKE AG	1,934		91,862

Hamborner REIT AG	8,135		89,652

Hamburger Hafen und Logistik AG	5,717		128,989

Hornbach Baumarkt AG	1,600		70,085

Hornbach Holding AG & Co. KGaA	737		70,968

Indus Holding AG	960		37,705

Jenoptik AG	653		20,070

Krones AG	798		64,491

MLP SE	4,436		29,309

STRATEC SE	210		31,553

VERBIO Vereinigte BioEnergie AG	1,813		68,102

Wuestenrot & Wuerttembergische AG	1,664		33,635

Total Germany			1,262,191

Hong Kong – 1.5%

Dah Sing Banking Group Ltd.	36,000		36,957

Dah Sing Financial Holdings Ltd.	28,800		81,157

Guotai Junan International Holdings Ltd.	850,052		114,015

Hutchison Port Holdings Trust	1,177,600		233,165

Kowloon Development Co., Ltd.	32,000		33,428

Nissin Foods Co., Ltd.	44,000		36,204

Sun Hung Kai & Co., Ltd.	60,000		25,304

Total Hong Kong			560,230

Indonesia – 0.2%

Bumitama Agri Ltd.	54,500		21,031

First Resources Ltd.	60,627		58,716

Total Indonesia			79,747

Ireland – 0.4%

Hibernia REIT PLC	48,382		68,314

Irish Continental Group PLC(a)	5,063		27,877

Kenmare Resources PLC	3,938		16,849

Total Produce PLC	20,423		34,284

Total Ireland			147,324

Israel – 3.9%

Altshuler Shaham Provident Funds & Pension Ltd.	14,515		75,993

Arad Ltd.	1,309		20,021

Ashtrom Group Ltd.	4,301		84,967

Atreyu Capital Markets Ltd.	2,579		38,635

Big Shopping Centers Ltd.*	437		48,602

Delek Automotive Systems Ltd.	5,657		53,138

Delek Group Ltd.*	0	‡	11

Delta Galil Industries Ltd.	1,272		32,232

Elco Ltd.	984		49,862

Electra Consumer Products 1970 Ltd.	4,461		154,776

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares		Value

FIBI Holdings Ltd.	2,752		$83,482

Freshmarket Ltd.	8,388		32,290

Inrom Construction Industries Ltd.	6,822		33,252

Isracard Ltd.	16,004		54,081

Israel Canada T.R Ltd.	12,121		36,052

Israel Land Development – Urban Renewal Ltd.	2,935		27,423

Magic Software Enterprises Ltd.	2,046		32,365

Matrix IT Ltd.	2,899		65,631

Maytronics Ltd.	3,045		45,781

Mega Or Holdings Ltd.	1,656		50,441

Mehadrin Ltd.*	0	‡	17

Menora Mivtachim Holdings Ltd.*	2,213		41,458

Mivne Real Estate KD Ltd.	25,652		66,151

Oil Refineries Ltd.*	500,880		113,567

OPC Energy Ltd.*	10,072		104,898

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	767		53,748

Shufersal Ltd.	5,730		44,258

YD More Investments Ltd.	8,351		30,899

Total Israel			1,474,031

Italy – 3.2%

Anima Holding SpA(b)	40,231		191,090

Ascopiave SpA	6,487		28,851

Carel Industries SpA(b)	1,355		31,799

Cementir Holding N.V.	3,734		30,382

Danieli & C. Officine Meccaniche SpA	977		17,190

Danieli & C. Officine Meccaniche SpA RSP	1,624		19,076

Datalogic SpA	3,399		58,224

Enav SpA(b)	63,877		281,208

Falck Renewables SpA	7,627		61,498

Fiera Milano SpA(a)	10,901		37,880

Immobiliare Grande Distribuzione SIIQ SpA	19,457		85,704

La Doria SpA	1,163		19,466

Piaggio & C. SpA	32,942		108,665

RAI Way SpA(b)	20,898		139,611

SOL SpA	3,657		62,643

Zignago Vetro SpA	2,533		42,398

Total Italy			1,215,685

Japan – 25.8%

77 Bank Ltd. (The)	1,435		19,514

Adastria Co., Ltd.	800		16,024

ADEKA Corp.	2,800		48,843

Advan Co., Ltd.	1,200		13,982

Aeon Delight Co., Ltd.	800		20,813

Ai Holdings Corp.	600		12,059

Aica Kogyo Co., Ltd.	1,100		37,982

Aichi Corp.	1,900		16,875

Aida Engineering Ltd.	2,100		19,648

Alconix Corp.	1,100		15,566

Alleanza Holdings Co., Ltd.	900		11,045

Altech Corp.(a)	1,100		22,353

Amano Corp.	1,100		26,295

Arata Corp.	200		9,492

Arcs Co., Ltd.	600		13,477

Ariake Japan Co., Ltd.	100		7,187

ARTERIA Networks Corp.	1,300		18,824

Aruhi Corp.	800		14,017

Asahi Holdings, Inc.	1,200		42,598

Asanuma Corp.	500		19,275

ASKUL Corp.	400		14,916

Autobacs Seven Co., Ltd.	2,000		27,643

Avex, Inc.	1,700		18,837

Awa Bank Ltd. (The)	570		12,908

Axial Retailing, Inc.	300		14,587

Bank of Nagoya Ltd. (The)	549		13,570

Bank of Okinawa Ltd. (The)	542		14,379

Bank of Saga Ltd. (The)(a)	1,100		14,010

Baroque Japan Ltd.	2,100		13,546

BayCurrent Consulting, Inc.	100		17,521

Belc Co., Ltd.	300		18,132

Bell System24 Holdings, Inc.	1,101		17,244

Belluna Co., Ltd.	1,300		14,279

BeNEXT Group, Inc.(a)	1,400		17,316

Bic Camera, Inc.	700		7,763

BML, Inc.	500		15,521

Bunka Shutter Co., Ltd.	2,400		22,618

C.I. Takiron Corp.	4,700		31,411

Canon Electronics, Inc.	1,300		18,875

Central Glass Co., Ltd.	1,000		21,754

Chiyoda Co., Ltd.	1,900		16,839

Chugoku Bank Ltd. (The)	3,000		24,030

Chugoku Marine Paints Ltd.	2,200		22,140

cocokara fine, Inc.	200		14,780

COLOPL, Inc.	900		8,909

Computer Engineering & Consulting Ltd.	1,000		14,674

CONEXIO Corp.	1,600		22,145

Cosmo Energy Holdings Co., Ltd.	2,319		41,261

Create SD Holdings Co., Ltd.	700		26,272

Credit Saison Co., Ltd.	3,500		40,205

Dai-Dan Co., Ltd.	900		25,942

Daibiru Corp.	1,300		16,444

Daicel Corp.	7,500		54,700

Daihen Corp.	537		26,110

Daiho Corp.	500		17,628

Daiichikosho Co., Ltd.	1,000		34,530

Daiken Corp.	1,200		20,363

Daikyonishikawa Corp.(a)	3,000		24,205

Daio Paper Corp.	1,500		29,115

Daiseki Co., Ltd.	800		23,439

Daishi Hokuetsu Financial Group, Inc.	1,500		32,253

Daiwabo Holdings Co., Ltd.	400		35,566

DCM Holdings Co., Ltd.	2,400		27,407

Denyo Co., Ltd.	695		14,473

Dexerials Corp.	1,800		23,519

DIC Corp.(a)	1,500		37,832

Digital Garage, Inc.	300		12,364

Dip Corp.	741		19,759

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

Doshisha Co., Ltd.	800	$15,086

Dowa Holdings Co., Ltd.	1,000	36,176

DTS Corp.	1,100	22,651

Eagle Industry Co., Ltd.	2,300	22,077

Earth Corp.(a)	300	16,911

EDION Corp.(a)	2,500	25,377

Eiken Chemical Co., Ltd.	600	11,942

Eizo Corp.	500	17,628

Elecom Co., Ltd.	500	25,812

Elematec Corp.	1,200	11,774

en-japan, Inc.	1,100	32,922

ES-Con Japan Ltd.(a)	1,900	15,017

Exedy Corp.	1,530	18,776

FCC Co., Ltd.	800	13,816

FJ Next Co., Ltd.(a)	1,500	14,325

Fuji Seal International, Inc.	800	15,613

Fuji Soft, Inc.	200	9,996

Fujibo Holdings, Inc.	400	14,916

Fujimi, Inc.	700	26,544

Fujimori Kogyo Co., Ltd.	400	18,480

Fujitec Co., Ltd.	1,500	32,355

FULLCAST Holdings Co., Ltd.(a)	1,000	15,536

Funai Soken Holdings, Inc.	800	19,534

Furukawa Co., Ltd.	1,500	17,797

Furukawa Electric Co., Ltd.	1,200	32,335

Furyu Corp.	1,100	12,157

Fuso Chemical Co., Ltd.	500	17,991

Future Corp.(a)	900	15,377

Fuyo General Lease Co., Ltd.	500	33,028

G-7 Holdings, Inc.	700	15,824

G-Tekt Corp.	1,400	20,381

Gecoss Corp.	1,700	15,807

Giken Ltd.	500	20,655

Glory Ltd.	1,000	20,156

GMO Financial Holdings, Inc.(a)	4,600	31,767

Godo Steel Ltd.	1,200	22,560

Goldcrest Co., Ltd.	1,300	20,234

GS Yuasa Corp.	1,251	35,914

Gunma Bank Ltd. (The)	8,687	26,756

Gunze Ltd.	500	16,272

H.U. Group Holdings, Inc.	1,000	26,917

Hachijuni Bank Ltd. (The)	9,500	31,561

Hamakyorex Co., Ltd.	600	17,033

Hanwa Co., Ltd.	939	25,165

Hazama Ando Corp.	4,400	30,684

Heiwa Corp.	2,249	30,997

Heiwa Real Estate Co., Ltd.	700	25,289

Heiwado Co., Ltd.	800	17,163

Hinokiya Group Co., Ltd.	800	16,768

Hitachi Zosen Corp.	4,400	24,292

Hogy Medical Co., Ltd.	500	16,248

Hokkaido Electric Power Co., Inc.	3,100	11,260

Hokkoku Bank Ltd. (The)	400	10,147

Hokuetsu Corp.	6,200	24,621

Hokuhoku Financial Group, Inc.	2,906	27,556

Hokuriku Electric Power Co.	3,200	20,828

Hokuto Corp.	1,100	22,235

Hoosiers Holdings(a)	2,600	16,747

Horiba Ltd.	500	29,299

Hyakugo Bank Ltd. (The)	5,800	16,741

Hyakujushi Bank Ltd. (The)	1,167	16,797

Ichibanya Co., Ltd.	500	24,941

Ichigo, Inc.	7,300	21,919

Idec Corp.	900	15,874

Iino Kaiun Kaisha Ltd.	4,800	19,945

Inaba Denki Sangyo Co., Ltd.	1,100	26,913

Inabata & Co., Ltd.	1,600	22,347

Infocom Corp.	500	16,417

Information Services International-Dentsu Ltd.	600	18,161

Internet Initiative Japan, Inc.	600	11,809

IR Japan Holdings Ltd.	100	15,962

Iriso Electronics Co., Ltd.	300	12,959

Itochu Enex Co., Ltd.	4,000	39,324

Itoham Yonekyu Holdings, Inc.	4,700	30,637

IwaiCosmo Holdings, Inc.	1,600	20,317

Iwatani Corp.	600	36,961

Iyo Bank Ltd. (The)	4,300	26,947

JAC Recruitment Co., Ltd.(a)	1,700	31,153

Jaccs Co., Ltd.	1,100	19,476

Japan Aviation Electronics Industry Ltd.	1,100	16,823

Japan Lifeline Co., Ltd.	1,100	17,334

Japan Material Co., Ltd.	1,100	15,065

Japan Securities Finance Co., Ltd.	3,500	18,238

Japan Steel Works Ltd. (The)	800	23,827

Japan Wool Textile Co., Ltd. (The)	2,084	20,145

JCU Corp.	400	15,400

JDC Corp.(a)	3,500	19,255

Jeol Ltd.	400	18,848

Joshin Denki Co., Ltd.	446	11,763

Joyful Honda Co., Ltd.(a)	1,500	21,502

JSP Corp.	1,000	16,766

Juroku Bank Ltd. (The)	1,200	21,816

Kadokawa Corp.	700	25,391

Kaga Electronics Co., Ltd.	1,000	23,091

Kaken Pharmaceutical Co., Ltd.	1,200	46,317

Kamei Corp.	1,200	13,308

Kanamoto Co., Ltd.	700	15,024

Kandenko Co., Ltd.	4,478	37,864

Kaneka Corp.	1,100	38,462

Kanematsu Corp.	3,100	38,613

Kanematsu Electronics Ltd.	700	28,137

Katitas Co., Ltd.	700	22,543

Kato Sangyo Co., Ltd.	448	15,165

Keihanshin Building Co., Ltd.(a)	300	5,408

Keiyo Bank Ltd. (The)	4,001	16,160

Kenedix, Inc.(a)	4,000	28,980

KFC Holdings Japan Ltd.	600	17,097

KH Neochem Co., Ltd.	700	18,516

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

Ki-Star Real Estate Co., Ltd.	500	$12,233

Kintetsu World Express, Inc.	900	21,340

Kiyo Bank Ltd. (The)	1,000	14,286

Kohnan Shoji Co., Ltd.	500	15,570

Kokuyo Co., Ltd.(a)	2,000	27,062

KOMEDA Holdings Co., Ltd.	1,000	18,064

Komeri Co., Ltd.	700	19,770

Konoike Transport Co., Ltd.	1,200	11,879

Kotobuki Spirits Co., Ltd.	200	10,383

Krosaki Harima Corp.	500	19,105

Kumagai Gumi Co., Ltd.	1,100	27,680

Kumiai Chemical Industry Co., Ltd.	1,200	10,798

Kurabo Industries Ltd.	763	13,428

Kureha Corp.	500	35,208

Kyoei Steel Ltd.	1,700	23,546

Kyokuto Kaihatsu Kogyo Co., Ltd.	1,200	16,295

KYORIN Holdings, Inc.	1,973	37,092

Kyoritsu Maintenance Co., Ltd.	400	14,877

Kyudenko Corp.	1,200	38,704

Kyushu Financial Group, Inc.	6,000	24,582

Life Corp.	566	19,544

Lintec Corp.	1,000	22,064

Macnica Fuji Electronics Holdings, Inc.	1,300	25,498

Maeda Corp.	2,600	23,093

Maeda Road Construction Co., Ltd.	2,442	40,919

Mandom Corp.	742	12,203

Maruha Nichiro Corp.	600	12,901

Maruichi Steel Tube Ltd.	1,400	30,971

Maruzen Showa Unyu Co., Ltd.	600	20,224

Marvelous, Inc.	2,000	17,144

Matsui Securities Co., Ltd.	5,000	39,227

Maxvalu Tokai Co., Ltd.	700	17,642

MCJ Co., Ltd.	2,100	22,537

Megmilk Snow Brand Co., Ltd.	700	14,963

Meidensha Corp.	1,100	24,739

Meisei Industrial Co., Ltd.	1,900	14,409

Meitec Corp.	900	46,724

METAWATER Co., Ltd.	800	17,992

Milbon Co., Ltd.	100	6,363

Mimasu Semiconductor Industry Co., Ltd.	600	15,005

Mirait Holdings Corp.	1,200	20,549

Mitsubishi Logisnext Co., Ltd.	1,100	12,615

Mitsubishi Pencil Co., Ltd.(a)	1,100	14,660

Mitsubishi Research Institute, Inc.	500	20,703

Mitsubishi Shokuhin Co., Ltd.	600	16,632

Mitsuboshi Belting Ltd.	1,000	16,456

Mitsui Mining & Smelting Co., Ltd.	900	32,994

Mitsui-Soko Holdings Co., Ltd.	900	20,067

Miyazaki Bank Ltd. (The)	700	14,943

Mizuho Leasing Co., Ltd.	800	24,059

Mizuno Corp.	800	15,575

Mochida Pharmaceutical Co., Ltd.	400	15,207

Monex Group, Inc.	5,100	19,067

Morinaga & Co., Ltd.	400	15,032

Morita Holdings Corp.	800	13,591

Morningstar Japan K.K.	3,597	15,991

Musashino Bank Ltd. (The)	1,200	17,376

Nachi-Fujikoshi Corp.	500	20,727

Nafco Co., Ltd.	700	13,628

Nagaileben Co., Ltd.	400	11,433

Nagase & Co., Ltd.	3,100	45,219

Nakanishi, Inc.	717	15,730

Nanto Bank Ltd. (The)	1,200	20,247

NHK Spring Co., Ltd.	2,200	15,086

Nichi-iko Pharmaceutical Co., Ltd.	1,500	14,151

Nichias Corp.	874	20,757

Nichicon Corp.	1,800	22,752

Nichiden Corp.(a)	600	13,006

Nichiha Corp.	500	15,739

Nihon Parkerizing Co., Ltd.	2,140	22,158

Nikkiso Co., Ltd.(a)	1,100	10,697

Nikkon Holdings Co., Ltd.	1,200	24,024

Nippn Corp.	581	9,066

Nippon Carbon Co., Ltd.	500	19,105

Nippon Ceramic Co., Ltd.	700	19,669

Nippon Densetsu Kogyo Co., Ltd.	600	12,396

Nippon Electric Glass Co., Ltd.(a)	2,700	58,998

Nippon Gas Co., Ltd.	600	32,137

Nippon Kayaku Co., Ltd.	3,100	28,705

Nippon Paper Industries Co., Ltd.	2,400	27,755

Nippon Pillar Packing Co., Ltd.	1,000	15,584

Nippon Shokubai Co., Ltd.	700	39,188

Nippon Soda Co., Ltd.	800	23,749

Nippon Steel Trading Corp.	800	28,941

Nippon Suisan Kaisha Ltd.	3,500	14,441

Nipro Corp.	900	10,583

Nishi-Nippon Financial Holdings, Inc.	4,100	26,170

Nishi-Nippon Railroad Co., Ltd.	500	14,746

Nishimatsu Construction Co., Ltd.	1,150	23,547

Nishio Rent All Co., Ltd.	900	18,829

Nissan Shatai Co., Ltd.	1,300	10,778

Nissha Co., Ltd.(a)	1,100	15,960

Nisshin Oillio Group Ltd. (The)	542	15,933

Nisshinbo Holdings, Inc.(a)	4,150	30,227

Nissin Electric Co., Ltd.	1,700	20,105

Nitta Corp.	800	17,279

Nitto Boseki Co., Ltd.	200	8,814

Nitto Kogyo Corp.	1,100	21,767

Nittoc Construction Co., Ltd.	2,300	17,621

Noevir Holdings Co., Ltd.	573	25,363

Nohmi Bosai Ltd.	800	17,434

Nojima Corp.	600	16,440

NOK Corp.	1,900	20,409

Nomura Co., Ltd.	3,658	30,187

North Pacific Bank Ltd.	11,200	23,649

NS United Kaiun Kaisha Ltd.	1,100	14,863

NSD Co., Ltd.	1,400	30,157

Obara Group, Inc.(a)	427	16,254

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

Ogaki Kyoritsu Bank Ltd. (The)	800	$16,241

Ohsho Food Service Corp.	372	20,862

Oiles Corp.	1,100	17,281

Okamoto Industries, Inc.	300	11,492

Okamura Corp.	3,000	26,820

Okasan Securities Group, Inc.	4,600	16,708

Oki Electric Industry Co., Ltd.	2,700	23,824

Okinawa Cellular Telephone Co.	800	34,481

Okinawa Electric Power Co., Inc. (The)	1,570	21,076

OKUMA Corp.	400	22,355

Okumura Corp.	1,190	29,403

Okuwa Co., Ltd.	1,200	15,110

Onward Holdings Co., Ltd.	12,000	24,059

Optorun Co., Ltd.	900	18,384

Organo Corp.	300	17,812

Orient Corp.	22,000	24,718

Osaka Organic Chemical Industry Ltd.	300	9,298

Osaka Soda Co., Ltd.	800	21,092

OSG Corp.	1,200	22,909

Outsourcing, Inc.(a)	1,800	24,077

Pacific Industrial Co., Ltd.	1,300	13,523

Pack Corp. (The)	500	13,691

PAL GROUP Holdings Co., Ltd.	1,390	16,438

Paramount Bed Holdings Co., Ltd.	300	13,671

Penta-Ocean Construction Co., Ltd.	7,400	63,575

Pilot Corp.(a)	500	14,025

Pressance Corp.(a)	900	15,482

Prima Meat Packers Ltd.	857	27,143

Raito Kogyo Co., Ltd.	1,500	26,355

Raiznext Corp.	2,000	23,749

Raysum Co., Ltd.	1,800	16,475

Relia, Inc.	1,300	16,104

Rengo Co., Ltd.	6,150	51,466

Restar Holdings Corp.	1,154	24,825

Ricoh Leasing Co., Ltd.	600	17,841

Riken Keiki Co., Ltd.	300	8,921

Riken Vitamin Co., Ltd.	1,100	14,500

Ryosan Co., Ltd.	900	16,266

S Foods, Inc.	400	13,037

Saibu Gas Co., Ltd.	700	21,086

Sakata INX Corp.(a)	1,400	15,702

SAMTY Co., Ltd.	1,100	19,124

San ju San Financial Group, Inc.	1,100	13,424

San-Ai Oil Co., Ltd.	1,300	14,065

San-In Godo Bank Ltd. (The)	3,600	17,155

Sangetsu Corp.	1,600	24,036

Sanki Engineering Co., Ltd.	4,100	48,170

Sankyo Co., Ltd.	1,800	48,642

Sanshin Electronics Co., Ltd.(a)	1,000	20,030

Sanwa Holdings Corp.	5,100	59,375

Sanyo Chemical Industries Ltd.	700	37,358

Sapporo Holdings Ltd.(a)	1,200	23,141

Sato Holdings Corp.	1,000	21,551

Sawai Pharmaceutical Co., Ltd.	900	40,796

SB Technology Corp.	400	13,521

SBS Holdings, Inc.	300	7,590

Seikitokyu Kogyo Co., Ltd.	2,700	21,915

Seiko Holdings Corp.(a)	1,600	20,441

Seiren Co., Ltd.(a)	800	12,095

Senko Group Holdings Co., Ltd.	2,080	20,267

Senshu Ikeda Holdings, Inc.	10,700	15,338

Shibaura Machine Co., Ltd.	1,200	27,395

Shibuya Corp.	400	13,715

Shiga Bank Ltd. (The)	700	14,306

Shikoku Chemicals Corp.	512	5,951

Shikoku Electric Power Co., Inc.	4,300	27,988

Shin Nippon Air Technologies Co., Ltd.	900	19,561

Shin-Etsu Polymer Co., Ltd.	1,900	17,354

Shinagawa Refractories Co., Ltd.	1,100	26,689

Shinmaywa Industries Ltd.	2,400	20,549

Shinoken Group Co., Ltd.	1,800	19,404

Shoei Co., Ltd.	500	20,074

Showa Sangyo Co., Ltd.	600	17,696

Siix Corp.	1,000	14,945

Sinko Industries Ltd.(a)	1,200	20,619

SKY Perfect JSAT Holdings, Inc.	5,900	29,030

Solasto Corp.	600	9,287

Sparx Group Co., Ltd.	6,900	17,042

SRA Holdings	900	22,865

ST Corp.	700	13,268

Star Micronics Co., Ltd.(a)	1,300	20,826

Starts Corp., Inc.	1,000	27,759

Sumitomo Bakelite Co., Ltd.	700	24,069

Sumitomo Densetsu Co., Ltd.(a)	1,000	25,425

Sumitomo Mitsui Construction Co., Ltd.	5,413	22,439

Sumitomo Osaka Cement Co., Ltd.	1,000	29,202

Sumitomo Riko Co., Ltd.	2,600	15,311

Sumitomo Rubber Industries Ltd.(a)	3,700	31,787

Sumitomo Seika Chemicals Co., Ltd.	525	20,874

Sun Frontier Fudousan Co., Ltd.	1,900	16,415

Systena Corp.	1,200	25,140

T Hasegawa Co., Ltd.	800	16,814

T-Gaia Corp.	1,100	20,616

Tachibana Eletech Co., Ltd.	900	14,601

Taihei Dengyo Kaisha Ltd.	800	18,209

Taikisha Ltd.	1,100	28,852

Taiyo Holdings Co., Ltd.	600	35,508

Takamatsu Construction Group Co., Ltd.	1,100	21,788

Takara Holdings, Inc.	2,100	26,218

Takara Leben Co., Ltd.	5,900	17,544

Takara Standard Co., Ltd.	1,100	16,163

Takasago Thermal Engineering Co., Ltd.	1,500	22,737

Takashimaya Co., Ltd.	3,200	27,430

Takeuchi Manufacturing Co., Ltd.	753	17,730

Takuma Co., Ltd.	1,100	19,636

Tama Home Co., Ltd.	1,100	15,683

Tamron Co., Ltd.	1,100	19,455

Tanseisha Co., Ltd.	2,400	19,038

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

Tatsuta Electric Wire and Cable Co., Ltd.	2,800	$20,367

TechnoPro Holdings, Inc.	473	39,170

TKC Corp.	500	37,484

Tocalo Co., Ltd.	1,200	16,446

Toda Corp.	7,104	46,995

Toho Holdings Co., Ltd.	900	15,804

TOKAI Holdings Corp.	2,500	24,844

Tokai Rika Co., Ltd.	1,700	28,733

Tokai Tokyo Financial Holdings, Inc.	7,018	20,732

Tokuyama Corp.	1,000	22,442

Tokyo Electron Device Ltd.	500	15,328

Tokyo Individualized Educational Institute, Inc.	2,300	13,589

Tokyo Kiraboshi Financial Group, Inc.	1,300	13,926

Tokyo Ohka Kogyo Co., Ltd.(a)	500	35,111

Tokyo Steel Manufacturing Co., Ltd.	3,200	20,704

Tokyotokeiba Co., Ltd.	300	13,599

Tokyu Construction Co., Ltd.	4,900	23,493

Tomoku Co., Ltd.	900	14,898

Tomy Co., Ltd.	1,600	14,102

Toppan Forms Co., Ltd.	2,100	21,499

Tosei Corp.	1,500	17,173

Totetsu Kogyo Co., Ltd.	545	14,406

Towa Pharmaceutical Co., Ltd.	900	16,685

Toyo Ink SC Holdings Co., Ltd.(a)	1,528	29,200

Toyo Seikan Group Holdings Ltd.	1,900	20,740

Toyobo Co., Ltd.	1,300	17,376

TPR Co., Ltd.	1,200	16,458

Transcosmos, Inc.	500	12,616

Trusco Nakayama Corp.(a)	500	14,030

TS Tech Co., Ltd.	1,000	30,897

Tsubakimoto Chain Co.	1,056	27,687

Tsugami Corp.	900	13,590

Tsumura & Co.	1,213	36,421

Tsuzuki Denki Co., Ltd.	1,000	15,836

Ube Industries Ltd.	2,500	45,329

Ulvac, Inc.	600	25,657

United Super Markets Holdings, Inc.	1,300	14,228

Valor Holdings Co., Ltd.	1,000	25,599

Valqua Ltd.	1,000	19,894

ValueCommerce Co., Ltd.	400	12,359

VT Holdings Co., Ltd.	5,000	20,631

Wacoal Holdings Corp.	1,034	20,791

Wacom Co., Ltd.	1,500	12,567

Weathernews, Inc.	300	16,156

West Holdings Corp.	400	18,383

World Co., Ltd.(a)	1,100	13,350

Wowow, Inc.	600	16,475

Yahagi Construction Co., Ltd.	2,200	18,879

YAMABIKO Corp.	1,200	15,063

Yamaguchi Financial Group, Inc.	5,100	28,700

Yamazen Corp.	1,000	10,005

Yellow Hat Ltd.	1,100	17,878

Yokogawa Bridge Holdings Corp.	900	19,021

Yokohama Rubber Co., Ltd. (The)(a)	3,500	52,003

Yondoshi Holdings, Inc.	1,000	19,323

Yuasa Trading Co., Ltd.	700	22,476

Yumeshin Holdings Co., Ltd.(a)	2,800	18,903

Zenrin Co., Ltd.	1,200	14,656

ZERIA Pharmaceutical Co., Ltd.	1,200	22,095

Zojirushi Corp.	700	12,502

Total Japan		9,619,152

Malaysia – 0.1%

Wing Tai Holdings Ltd.	15,400	22,722

Netherlands – 1.0%

ForFarmers N.V.	10,234	66,866

TKH Group N.V. CVA	3,988	192,936

Van Lanschot Kempen N.V.	4,482	115,163

Total Netherlands		374,965

Norway – 3.6%

American Shipping Co. ASA*	6,912	22,766

Atea ASA*	5,559	78,691

Austevoll Seafood ASA	12,742	130,516

Bonheur ASA	1,573	44,460

Borregaard ASA	4,583	75,902

Elkem ASA(b)	31,350	103,915

Europris ASA(b)	17,377	103,711

Fjordkraft Holding ASA(b)	10,414	101,805

Kid ASA(b)	3,471	38,675

Norway Royal Salmon ASA	1,010	25,315

Selvaag Bolig ASA	7,506	50,759

SpareBank 1 Nord Norge	11,198	97,568

Sparebank 1 Oestlandet	2,651	30,281

SpareBank 1 SMN	14,746	168,094

Sparebanken Vest	4,881	41,274

TGS NOPEC Geophysical Co. ASA	15,739	243,936

Total Norway		1,357,668

Portugal – 1.3%

Altri, SGPS, S.A.	17,007	107,374

Corticeira Amorim, SGPS, S.A.	3,716	52,742

REN – Redes Energeticas Nacionais, SGPS, S.A.	42,603	123,280

Semapa-Sociedade de Investimento e Gestao	3,721	40,975

Sonae, SGPS, S.A.	224,471	181,682

Total Portugal		506,053

Singapore – 3.6%

AEM Holdings Ltd.	17,200	44,898

Best World International Ltd.†	17,900	13,015

China Aviation Oil Singapore Corp., Ltd.	47,634	38,204

CSE Global Ltd.	94,700	33,677

Frencken Group Ltd.	31,600	31,561

Hi-P International Ltd.	28,500	43,344

iFAST Corp., Ltd.	6,700	15,208

Japfa Ltd.	59,800	41,853

Keppel Infrastructure Trust	498,191	205,436

Manulife US Real Estate Investment Trust	197,500	147,137

Oxley Holdings Ltd.	102,352	16,650

Raffles Medical Group Ltd.	80,100	60,303

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

Sembcorp Industries Ltd.	54,400	$70,385

Sheng Siong Group Ltd.	114,600	134,400

Singapore Post Ltd.	95,200	50,782

StarHub Ltd.	133,500	132,323

UMS Holdings Ltd.	76,500	62,513

Yanlord Land Group Ltd.	224,009	189,831

Total Singapore		1,331,520

Spain – 3.1%

Almirall S.A.(a)	6,665	89,052

Cia de Distribucion Integral Logista Holdings S.A.	12,062	234,069

Cie Automotive S.A.(a)	9,793	264,328

ContourGlobal PLC(b)	22,715	66,758

Ercros S.A.	7,912	20,862

Euskaltel S.A.(b)	10,704	114,598

Faes Farma S.A.	23,986	102,425

Global Dominion Access S.A.*(b)	7,720	35,516

Grupo Empresarial San Jose S.A.	3,936	21,599

Miquel y Costas & Miquel S.A.	2,806	50,538

Prosegur Cash S.A.(a)(b)	123,422	120,811

Prosegur Cia de Seguridad S.A.	16,358	48,796

Total Spain		1,169,352

Sweden – 3.1%

AcadeMedia AB(b)	5,035	52,112

Akelius Residential Property AB Class D(a)	11,637	22,013

Alimak Group AB(b)	1,866	29,765

Arjo AB Class B	6,869	52,568

Atrium Ljungberg AB Class B	7,289	153,368

Beijer Alma AB	3,186	50,820

BioGaia AB Class B	463	30,274

Catena AB	1,695	79,461

CTT Systems AB	1,248	23,129

Dustin Group AB(b)	8,323	64,861

Instalco AB	1,628	49,757

JM AB	547	19,355

Klovern AB Class B	27,430	51,904

Kungsleden AB	9,178	100,692

Lagercrantz Group AB Class B	6,454	59,726

LeoVegas AB(b)	8,853	37,622

Lindab International AB	1,446	30,003

Midsona AB Class B	3,405	32,257

MIPS AB	534	33,487

NCC AB Class B	2,079	37,972

Platzer Fastigheter Holding AB Class B	4,390	57,410

Ratos AB Class B	12,441	58,292

Troax Group AB	1,370	32,062

Total Sweden		1,158,910

Switzerland – 2.1%

Bobst Group S.A., Registered Shares	1,036	62,644

Comet Holding AG, Registered Shares	190	42,602

EFG International AG*	11,267	73,928

Huber + Suhner AG, Registered Shares	1,275	100,823

Implenia AG, Registered Shares	1,334	36,280

Kardex Holding AG, Registered Shares	523	114,546

Kudelski S.A., Bearer Shares	4,242	16,556

Mobilezone Holding AG, Registered Shares	8,258	94,169

Swissquote Group Holding S.A., Registered Shares	582	56,557

Valiant Holding AG, Registered Shares	1,555	152,167

Zehnder Group AG	516	34,499

Total Switzerland		784,771

United Kingdom – 13.9%

Aggreko PLC	5,161	44,163

AJ Bell PLC	7,710	45,687

Anglo Asian Mining PLC	15,168	27,265

Avon Rubber PLC	457	19,772

Big Yellow Group PLC	7,509	112,601

Bodycote PLC	9,410	95,894

Brewin Dolphin Holdings PLC	34,135	142,316

CareTech Holdings PLC	6,863	48,971

Chemring Group PLC(a)	10,588	41,321

Chesnara PLC	9,419	38,368

Clarkson PLC	2,008	74,111

Clinigen Group PLC	2,727	25,162

Clipper Logistics PLC	6,391	50,146

Close Brothers Group PLC	9,195	173,705

CLS Holdings PLC	27,850	85,466

CMC Markets PLC(b)	32,430	173,331

Craneware PLC(a)	864	27,164

Cranswick PLC	1,553	74,725

Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	7,968	81,144

Devro PLC	14,170	29,752

Diversified Gas & Oil PLC	109,950	169,835

Drax Group PLC	35,772	183,369

EMIS Group PLC	5,167	76,422

FDM Group Holdings PLC	3,519	54,068

Ferrexpo PLC	114,320	441,618

Gamesys Group PLC	2,760	43,010

Gamma Communications PLC	1,516	34,089

Great Portland Estates PLC	9,134	83,405

Helical PLC	6,186	31,583

Hilton Food Group PLC	3,742	56,982

IG Design Group PLC	3,505	30,951

Impax Asset Management Group PLC	4,101	39,129

IntegraFin Holdings PLC	8,265	62,816

iomart Group PLC(a)	5,361	23,450

James Fisher & Sons PLC	1,411	18,265

James Halstead PLC	2,498	16,663

John Laing Group PLC(b)	26,251	119,134

Jupiter Fund Management PLC	55,284	213,411

Learning Technologies Group PLC	8,677	21,587

Liontrust Asset Management PLC	2,613	46,434

Lookers PLC*†	30,352	6,535

Luceco PLC(b)	6,323	22,127

Moneysupermarket.com Group PLC	40,363	143,784

NCC Group PLC	13,372	46,063

Nichols PLC(a)	1,971	36,372

PayPoint PLC(a)	13,283	118,748

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

Investments	Shares	Value

Polar Capital Holdings PLC	10,890	$103,607

PZ Cussons PLC	26,638	83,749

QinetiQ Group PLC	6,974	30,487

RWS Holdings PLC	7,185	52,643

Sabre Insurance Group PLC(b)	21,514	81,315

Safestore Holdings PLC	11,540	123,042

Serica Energy PLC	16,656	26,183

Smart Metering Systems PLC	5,307	51,579

Spirent Communications PLC	15,268	55,098

Stock Spirits Group PLC	20,657	75,675

TalkTalk Telecom Group PLC(a)	49,542	66,367

Telecom Plus PLC	8,008	156,973

TORM PLC	15,290	113,101

TP ICAP PLC	75,161	244,730

Ultra Electronics Holdings PLC	4,169	118,079

Volex PLC	5,886	24,781

Workspace Group PLC	17,564	184,630

XPS Pensions Group PLC	10,821	19,155

YouGov PLC	1,236	17,656

Total United Kingdom		5,179,764
TOTAL COMMON STOCKS (Cost: $33,827,157)		37,449,448

RIGHTS – 0.0%

Australia – 0.0%

IGO NL, expiring 1/15/21*	2,794	3,838

MACA Ltd., expiring 1/8/21*	4,376	658

Total Australia		4,496

Spain – 0.0%

Faes Farma S.A., expiring 1/25/21*	25,093	5,127
TOTAL RIGHTS (Cost: $5,093)		9,623

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%

United States – 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c)
(Cost: $1,163,807)	1,163,807	1,163,807

TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $34,996,057)		38,622,878

Other Assets less Liabilities – (3.5)%		(1,307,126)

NET ASSETS – 100.0%		$37,315,752

*	Non-income producing security.

‡	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $19,550, which represents 0.05% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,274,492. The Fund also had securities on loan having a total market value of $850 that were sold and pending settlement. The total market value of the collateral held by the Fund was $3,452,604. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,288,797.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Bank of America N.A.	1/6/2021	220,842	AUD	170,416	USD	$—		$(1)

Bank of America N.A.	1/6/2021	29,807	CHF	33,721	USD	—		(0)^

Bank of America N.A.	1/6/2021	91,337	DKK	15,014	USD	—		(0)^

Bank of America N.A.	1/6/2021	160,036	EUR	195,819	USD	—		(2)

Bank of America N.A.	1/6/2021	119,799	GBP	163,771	USD	—		(10)

Bank of America N.A.	1/6/2021	160,388	ILS	49,954	USD	—		(1)

Bank of America N.A.	1/6/2021	34,359,160	JPY	332,797	USD	0	^	—

Bank of America N.A.	1/6/2021	394,136	NOK	46,033	USD	0	^	—

Bank of America N.A.	1/6/2021	60,180	SGD	45,535	USD	—		(1)

Bank of America N.A.	1/6/2021	172,318	USD	233,778	AUD	—		(8,079)
Bank of America N.A.	1/6/2021	34,098	USD	30,827	CHF	—		(777)
Bank of America N.A.	1/6/2021	15,182	USD	94,368	DKK	—		(331)
Bank of America N.A.	1/6/2021	198,005	USD	165,337	EUR	—		(4,298)
Bank of America N.A.	1/6/2021	165,600	USD	123,966	GBP	—		(3,857)
Bank of America N.A.	1/6/2021	50,511	USD	166,902	ILS	—		(1,472)
Bank of America N.A.	1/6/2021	336,512	USD	35,060,882	JPY	—		(3,082)
Bank of America N.A.	1/6/2021	46,547	USD	412,157	NOK	—		(1,591)
Bank of America N.A.	1/6/2021	46,043	USD	61,682	SGD	—		(628)
Bank of America N.A.	1/7/2021	302,878	SEK	36,881	USD	0	^	—
Bank of America N.A.	1/7/2021	37,293	USD	318,578	SEK	—		(1,500)
Bank of America N.A.	2/3/2021	181,425	USD	235,049	AUD	—		(8)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/3/2021	34,823	USD	30,756	CHF	$—	$(2)
Bank of America N.A.	2/3/2021	16,591	USD	100,875	DKK	—	(1)
Bank of America N.A.	2/3/2021	204,484	USD	167,014	EUR	—	(9)
Bank of America N.A.	2/3/2021	180,396	USD	131,938	GBP	2	—
Bank of America N.A.	2/3/2021	53,616	USD	172,100	ILS	—	(12)
Bank of America N.A.	2/3/2021	334,209	USD	34,495,081	JPY	—	(18)
Bank of America N.A.	2/3/2021	48,663	USD	416,688	NOK	—	(3)
Bank of America N.A.	2/3/2021	39,831	USD	327,009	SEK	—	(2)
Bank of America N.A.	2/3/2021	45,249	USD	59,803	SGD	—	(1)
Bank of Montreal	1/6/2021	220,850	AUD	170,416	USD	5	—
Bank of Montreal	1/6/2021	29,808	CHF	33,721	USD	2	—
Bank of Montreal	1/6/2021	91,339	DKK	15,014	USD	1	—
Bank of Montreal	1/6/2021	160,044	EUR	195,819	USD	8	—
Bank of Montreal	1/6/2021	119,809	GBP	163,771	USD	4	—
Bank of Montreal	1/6/2021	160,707	ILS	49,954	USD	99	—
Bank of Montreal	1/6/2021	34,360,125	JPY	332,797	USD	9	—
Bank of Montreal	1/6/2021	394,816	NOK	46,033	USD	80	—
Bank of Montreal	1/6/2021	60,195	SGD	45,535	USD	11	—
Bank of Montreal	1/6/2021	172,318	USD	233,774	AUD	—	(8,076)
Bank of Montreal	1/6/2021	34,098	USD	30,825	CHF	—	(775)
Bank of Montreal	1/6/2021	15,182	USD	94,364	DKK	—	(330)
Bank of Montreal	1/6/2021	198,005	USD	165,338	EUR	—	(4,300)
Bank of Montreal	1/6/2021	165,600	USD	123,967	GBP	—	(3,859)
Bank of Montreal	1/6/2021	50,511	USD	166,959	ILS	—	(1,489)
Bank of Montreal	1/6/2021	336,512	USD	35,061,555	JPY	—	(3,088)
Bank of Montreal	1/6/2021	46,547	USD	412,150	NOK	—	(1,590)
Bank of Montreal	1/6/2021	46,043	USD	61,685	SGD	—	(630)
Bank of Montreal	1/7/2021	303,092	SEK	36,881	USD	26	—
Bank of Montreal	1/7/2021	37,293	USD	318,555	SEK	—	(1,497)
Bank of Montreal	2/3/2021	181,425	USD	235,070	AUD	—	(24)
Bank of Montreal	2/3/2021	34,823	USD	30,758	CHF	—	(5)
Bank of Montreal	2/3/2021	16,591	USD	100,891	DKK	—	(4)
Bank of Montreal	2/3/2021	204,484	USD	167,024	EUR	—	(22)
Bank of Montreal	2/3/2021	180,396	USD	131,950	GBP	—	(13)
Bank of Montreal	2/3/2021	53,616	USD	172,456	ILS	—	(123)
Bank of Montreal	2/3/2021	334,209	USD	34,496,217	JPY	—	(29)
Bank of Montreal	2/3/2021	48,663	USD	417,402	NOK	—	(87)
Bank of Montreal	2/3/2021	39,831	USD	327,267	SEK	—	(34)
Bank of Montreal	2/3/2021	45,249	USD	59,820	SGD	—	(13)
Canadian Imperial Bank of Commerce	1/6/2021	220,851	AUD	170,416	USD	6	—
Canadian Imperial Bank of Commerce	1/6/2021	29,808	CHF	33,721	USD	2	—
Canadian Imperial Bank of Commerce	1/6/2021	91,340	DKK	15,014	USD	1	—
Canadian Imperial Bank of Commerce	1/6/2021	160,045	EUR	195,819	USD	9	—
Canadian Imperial Bank of Commerce	1/6/2021	119,810	GBP	163,771	USD	5	—
Canadian Imperial Bank of Commerce	1/6/2021	160,396	ILS	49,954	USD	2	—
Canadian Imperial Bank of Commerce	1/6/2021	34,360,325	JPY	332,797	USD	11	—
Canadian Imperial Bank of Commerce	1/6/2021	394,140	NOK	46,033	USD	1	—
Canadian Imperial Bank of Commerce	1/6/2021	60,180	SGD	45,535	USD	—	(1)
Canadian Imperial Bank of Commerce	1/6/2021	172,318	USD	233,786	AUD	—	(8,085)
Canadian Imperial Bank of Commerce	1/6/2021	34,098	USD	30,826	CHF	—	(777)
Canadian Imperial Bank of Commerce	1/6/2021	15,182	USD	94,367	DKK	—	(330)
Canadian Imperial Bank of Commerce	1/6/2021	198,005	USD	165,345	EUR	—	(4,308)
Canadian Imperial Bank of Commerce	1/6/2021	165,600	USD	123,970	GBP	—	(3,862)
Canadian Imperial Bank of Commerce	1/6/2021	50,511	USD	166,935	ILS	—	(1,482)
Canadian Imperial Bank of Commerce	1/6/2021	336,512	USD	35,062,665	JPY	—	(3,099)
Canadian Imperial Bank of Commerce	1/6/2021	46,547	USD	412,156	NOK	—	(1,591)

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/6/2021	46,043	USD	61,682	SGD	$—		$(628)
Canadian Imperial Bank of Commerce	1/7/2021	302,893	SEK	36,881	USD	2		—
Canadian Imperial Bank of Commerce	1/7/2021	37,293	USD	318,565	SEK	—		(1,498)
Canadian Imperial Bank of Commerce	2/3/2021	181,425	USD	235,057	AUD	—		(14)
Canadian Imperial Bank of Commerce	2/3/2021	34,823	USD	30,757	CHF	—		(4)
Canadian Imperial Bank of Commerce	2/3/2021	16,591	USD	100,881	DKK	—		(2)
Canadian Imperial Bank of Commerce	2/3/2021	204,484	USD	167,021	EUR	—		(19)
Canadian Imperial Bank of Commerce	2/3/2021	180,396	USD	131,950	GBP	—		(14)
Canadian Imperial Bank of Commerce	2/3/2021	53,616	USD	172,222	ILS	—		(50)
Canadian Imperial Bank of Commerce	2/3/2021	334,209	USD	34,496,417	JPY	—		(31)
Canadian Imperial Bank of Commerce	2/3/2021	48,663	USD	416,699	NOK	—		(5)
Canadian Imperial Bank of Commerce	2/3/2021	39,831	USD	327,061	SEK	—		(8)
Canadian Imperial Bank of Commerce	2/3/2021	45,249	USD	59,803	SGD	—		(1)
Citibank N.A.	1/6/2021	35,931	AUD	27,176	USD	550		—
Citibank N.A.	1/6/2021	220,840	AUD	170,416	USD	—		(3)
Citibank N.A.	1/6/2021	63,102	AUD	48,694	USD	—		(1)
Citibank N.A.	1/6/2021	4,768	CHF	5,378	USD	16		—
Citibank N.A.	1/6/2021	29,806	CHF	33,721	USD	0	^	—
Citibank N.A.	1/6/2021	8,524	CHF	9,643	USD	—		(0)^
Citibank N.A.	1/6/2021	14,572	DKK	2,394	USD	1		—
Citibank N.A.	1/6/2021	91,335	DKK	15,014	USD	—		(0)^
Citibank N.A.	1/6/2021	26,152	DKK	4,299	USD	—		(0)^
Citibank N.A.	1/6/2021	25,544	EUR	31,227	USD	28		—
Citibank N.A.	1/6/2021	160,032	EUR	195,819	USD	—		(7)
Citibank N.A.	1/6/2021	45,732	EUR	55,959	USD	—		(2)
Citibank N.A.	1/6/2021	19,594	GBP	26,116	USD	668		—
Citibank N.A.	1/6/2021	119,801	GBP	163,771	USD	—		(7)
Citibank N.A.	1/6/2021	34,239	GBP	46,805	USD	—		(2)
Citibank N.A.	1/6/2021	25,903	ILS	7,966	USD	102		—
Citibank N.A.	1/6/2021	160,385	ILS	49,954	USD	—		(1)
Citibank N.A.	1/6/2021	45,826	ILS	14,273	USD	—		(0)^
Citibank N.A.	1/6/2021	5,488,292	JPY	53,070	USD	89		—
Citibank N.A.	1/6/2021	34,358,794	JPY	332,797	USD	—		(4)
Citibank N.A.	1/6/2021	9,817,019	JPY	95,087	USD	—		(1)
Citibank N.A.	1/6/2021	63,703	NOK	7,341	USD	99		—
Citibank N.A.	1/6/2021	394,124	NOK	46,033	USD	—		(1)
Citibank N.A.	1/6/2021	112,664	NOK	13,159	USD	—		(0)^
Citibank N.A.	1/6/2021	9,688	SGD	7,261	USD	69		—
Citibank N.A.	1/6/2021	60,180	SGD	45,535	USD	—		(1)
Citibank N.A.	1/6/2021	17,198	SGD	13,013	USD	—		(0)^
Citibank N.A.	1/6/2021	49,242	USD	66,805	AUD	—		(2,309)
Citibank N.A.	1/6/2021	172,318	USD	233,775	AUD	—		(8,077)
Citibank N.A.	1/6/2021	9,743	USD	8,808	CHF	—		(221)
Citibank N.A.	1/6/2021	34,098	USD	30,825	CHF	—		(775)
Citibank N.A.	1/6/2021	4,341	USD	26,982	DKK	—		(94)
Citibank N.A.	1/6/2021	15,182	USD	94,367	DKK	—		(330)
Citibank N.A.	1/6/2021	56,582	USD	47,247	EUR	—		(1,228)
Citibank N.A.	1/6/2021	198,005	USD	165,336	EUR	—		(4,297)
Citibank N.A.	1/6/2021	47,315	USD	35,418	GBP	—		(1,100)
Citibank N.A.	1/6/2021	165,600	USD	123,960	GBP	—		(3,849)
Citibank N.A.	1/6/2021	50,511	USD	166,908	ILS	—		(1,473)
Citibank N.A.	1/6/2021	14,441	USD	47,719	ILS	—		(421)
Citibank N.A.	1/6/2021	336,512	USD	35,061,656	JPY	—		(3,089)
Citibank N.A.	1/6/2021	96,147	USD	10,017,613	JPY	—		(882)
Citibank N.A.	1/6/2021	13,304	USD	117,803	NOK	—		(455)
Citibank N.A.	1/6/2021	46,547	USD	412,161	NOK	—		(1,592)

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Citibank N.A.	1/6/2021	13,162	USD	17,634	SGD	$—		$(180)
Citibank N.A.	1/6/2021	46,043	USD	61,687	SGD	—		(631)
Citibank N.A.	1/7/2021	48,617	SEK	5,881	USD	39		—
Citibank N.A.	1/7/2021	302,878	SEK	36,881	USD	0	^	—
Citibank N.A.	1/7/2021	86,640	SEK	10,550	USD	0	^	—
Citibank N.A.	1/7/2021	37,293	USD	318,546	SEK	—		(1,496)
Citibank N.A.	1/7/2021	10,663	USD	91,080	SEK	—		(428)
Citibank N.A.	2/3/2021	181,425	USD	235,056	AUD	—		(13)
Citibank N.A.	2/3/2021	51,847	USD	67,173	AUD	—		(4)
Citibank N.A.	2/3/2021	34,823	USD	30,755	CHF	—		(1)
Citibank N.A.	2/3/2021	9,951	USD	8,788	CHF	—		(0)^
Citibank N.A.	2/3/2021	16,591	USD	100,873	DKK	—		(1)
Citibank N.A.	2/3/2021	4,748	USD	28,868	DKK	—		(0)^
Citibank N.A.	2/3/2021	204,484	USD	167,010	EUR	—		(5)
Citibank N.A.	2/3/2021	58,424	USD	47,717	EUR	—		(1)
Citibank N.A.	2/3/2021	180,396	USD	131,935	GBP	7		—
Citibank N.A.	2/3/2021	51,554	USD	37,705	GBP	2		—
Citibank N.A.	2/3/2021	53,616	USD	172,048	ILS	4		—
Citibank N.A.	2/3/2021	15,327	USD	49,183	ILS	1		—
Citibank N.A.	2/3/2021	334,209	USD	34,494,947	JPY	—		(17)
Citibank N.A.	2/3/2021	95,494	USD	9,856,289	JPY	—		(5)
Citibank N.A.	2/3/2021	48,663	USD	416,695	NOK	—		(4)
Citibank N.A.	2/3/2021	13,910	USD	119,110	NOK	—		(1)
Citibank N.A.	2/3/2021	39,831	USD	327,011	SEK	—		(2)
Citibank N.A.	2/3/2021	11,392	USD	93,528	SEK	—		(1)
Citibank N.A.	2/3/2021	45,249	USD	59,802	SGD	—		(0)^
Citibank N.A.	2/3/2021	12,940	USD	17,102	SGD	0	^	—
Commonwealth Bank of Australia	1/6/2021	220,846	AUD	170,416	USD	2		—
Commonwealth Bank of Australia	1/6/2021	29,808	CHF	33,721	USD	1		—
Commonwealth Bank of Australia	1/6/2021	91,338	DKK	15,014	USD	0	^	—
Commonwealth Bank of Australia	1/6/2021	160,046	EUR	195,819	USD	10		—
Commonwealth Bank of Australia	1/6/2021	119,808	GBP	163,771	USD	2		—
Commonwealth Bank of Australia	1/6/2021	160,392	ILS	49,954	USD	1		—
Commonwealth Bank of Australia	1/6/2021	34,360,624	JPY	332,797	USD	14		—
Commonwealth Bank of Australia	1/6/2021	394,132	NOK	46,033	USD	0	^	—
Commonwealth Bank of Australia	1/6/2021	60,181	SGD	45,535	USD	0	^	—
Commonwealth Bank of Australia	1/6/2021	172,318	USD	233,781	AUD	—		(8,081)
Commonwealth Bank of Australia	1/6/2021	34,098	USD	30,826	CHF	—		(776)
Commonwealth Bank of Australia	1/6/2021	15,182	USD	94,365	DKK	—		(330)
Commonwealth Bank of Australia	1/6/2021	198,005	USD	165,344	EUR	—		(4,308)
Commonwealth Bank of Australia	1/6/2021	165,600	USD	123,970	GBP	—		(3,862)
Commonwealth Bank of Australia	1/6/2021	50,511	USD	166,907	ILS	—		(1,473)
Commonwealth Bank of Australia	1/6/2021	336,512	USD	35,062,430	JPY	—		(3,097)
Commonwealth Bank of Australia	1/6/2021	46,547	USD	412,150	NOK	—		(1,590)
Commonwealth Bank of Australia	1/6/2021	46,043	USD	61,682	SGD	—		(627)
Commonwealth Bank of Australia	1/7/2021	302,887	SEK	36,881	USD	1		—
Commonwealth Bank of Australia	1/7/2021	37,293	USD	318,567	SEK	—		(1,499)
Commonwealth Bank of Australia	2/3/2021	181,425	USD	235,052	AUD	—		(10)
Commonwealth Bank of Australia	2/3/2021	34,823	USD	30,756	CHF	—		(2)
Commonwealth Bank of Australia	2/3/2021	16,591	USD	100,872	DKK	—		(1)
Commonwealth Bank of Australia	2/3/2021	204,484	USD	167,021	EUR	—		(19)
Commonwealth Bank of Australia	2/3/2021	180,396	USD	131,945	GBP	—		(7)
Commonwealth Bank of Australia	2/3/2021	53,616	USD	172,059	ILS	1		—
Commonwealth Bank of Australia	2/3/2021	334,209	USD	34,496,384	JPY	—		(31)
Commonwealth Bank of Australia	2/3/2021	48,663	USD	416,684	NOK	—		(3)
Commonwealth Bank of Australia	2/3/2021	39,831	USD	327,015	SEK	—		(3)

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Commonwealth Bank of Australia	2/3/2021	45,249	USD	59,803	SGD	$—		$(1)
Credit Suisse International	1/6/2021	220,829	AUD	170,416	USD	—		(11)
Credit Suisse International	1/6/2021	29,805	CHF	33,721	USD	—		(1)
Credit Suisse International	1/6/2021	91,336	DKK	15,014	USD	0	^	—
Credit Suisse International	1/6/2021	160,034	EUR	195,819	USD	—		(4)
Credit Suisse International	1/6/2021	119,798	GBP	163,771	USD	—		(11)
Credit Suisse International	1/6/2021	160,376	ILS	49,954	USD	—		(4)
Credit Suisse International	1/6/2021	34,358,494	JPY	332,797	USD	—		(6)
Credit Suisse International	1/6/2021	394,138	NOK	46,033	USD	1		—
Credit Suisse International	1/6/2021	60,178	SGD	45,535	USD	—		(3)
Credit Suisse International	1/6/2021	172,318	USD	233,793	AUD	—		(8,091)
Credit Suisse International	1/6/2021	34,098	USD	30,828	CHF	—		(778)
Credit Suisse International	1/6/2021	15,182	USD	94,367	DKK	—		(330)
Credit Suisse International	1/6/2021	198,005	USD	165,346	EUR	—		(4,309)
Credit Suisse International	1/6/2021	165,600	USD	123,977	GBP	—		(3,873)
Credit Suisse International	1/6/2021	50,511	USD	166,914	ILS	—		(1,475)
Credit Suisse International	1/6/2021	336,512	USD	35,063,069	JPY	—		(3,103)
Credit Suisse International	1/6/2021	46,547	USD	412,152	NOK	—		(1,591)
Credit Suisse International	1/6/2021	46,043	USD	61,683	SGD	—		(628)
Credit Suisse International	1/7/2021	302,879	SEK	36,881	USD	0	^	—
Credit Suisse International	1/7/2021	37,293	USD	318,566	SEK	—		(1,498)
Credit Suisse International	2/3/2021	181,425	USD	235,082	AUD	—		(34)
Credit Suisse International	2/3/2021	34,823	USD	30,758	CHF	—		(5)
Credit Suisse International	2/3/2021	16,591	USD	100,878	DKK	—		(2)
Credit Suisse International	2/3/2021	204,484	USD	167,023	EUR	—		(21)
Credit Suisse International	2/3/2021	180,396	USD	131,939	GBP	1		—
Credit Suisse International	2/3/2021	53,616	USD	172,113	ILS	—		(16)
Credit Suisse International	2/3/2021	334,209	USD	34,496,919	JPY	—		(36)
Credit Suisse International	2/3/2021	48,663	USD	416,695	NOK	—		(4)
Credit Suisse International	2/3/2021	39,831	USD	327,019	SEK	—		(3)
Credit Suisse International	2/3/2021	45,249	USD	59,804	SGD	—		(1)
Goldman Sachs	1/6/2021	220,845	AUD	170,416	USD	1		—
Goldman Sachs	1/6/2021	29,807	CHF	33,721	USD	0	^	—
Goldman Sachs	1/6/2021	91,332	DKK	15,014	USD	—		(1)
Goldman Sachs	1/6/2021	160,039	EUR	195,819	USD	2		—
Goldman Sachs	1/6/2021	119,802	GBP	163,771	USD	—		(6)
Goldman Sachs	1/6/2021	160,389	ILS	49,954	USD	0	^	—
Goldman Sachs	1/6/2021	34,359,792	JPY	332,797	USD	6		—
Goldman Sachs	1/6/2021	394,138	NOK	46,033	USD	1		—
Goldman Sachs	1/6/2021	60,178	SGD	45,535	USD	—		(2)
Goldman Sachs	1/6/2021	172,318	USD	233,775	AUD	—		(8,077)
Goldman Sachs	1/6/2021	34,098	USD	30,825	CHF	—		(775)
Goldman Sachs	1/6/2021	15,182	USD	94,365	DKK	—		(330)
Goldman Sachs	1/6/2021	198,005	USD	165,339	EUR	—		(4,301)
Goldman Sachs	1/6/2021	165,600	USD	123,965	GBP	—		(3,856)
Goldman Sachs	1/6/2021	50,511	USD	166,911	ILS	—		(1,474)
Goldman Sachs	1/6/2021	336,512	USD	35,061,521	JPY	—		(3,088)
Goldman Sachs	1/6/2021	46,547	USD	412,144	NOK	—		(1,590)
Goldman Sachs	1/6/2021	46,043	USD	61,683	SGD	—		(628)
Goldman Sachs	1/7/2021	302,882	SEK	36,881	USD	1		—
Goldman Sachs	1/7/2021	37,293	USD	318,568	SEK	—		(1,499)
Goldman Sachs	2/3/2021	181,425	USD	235,056	AUD	—		(13)
Goldman Sachs	2/3/2021	34,823	USD	30,755	CHF	—		(1)
Goldman Sachs	2/3/2021	16,591	USD	100,867	DKK	—		(0)^
Goldman Sachs	2/3/2021	204,484	USD	167,016	EUR	—		(13)
Goldman Sachs	2/3/2021	180,396	USD	131,937	GBP	4		—

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	2/3/2021	53,616	USD	172,072	ILS	$—		$(3)
Goldman Sachs	2/3/2021	334,209	USD	34,495,047	JPY	—		(18)
Goldman Sachs	2/3/2021	48,663	USD	416,685	NOK	—		(3)
Goldman Sachs	2/3/2021	39,831	USD	327,009	SEK	—		(2)
Goldman Sachs	2/3/2021	45,249	USD	59,801	SGD	1		—
HSBC Holdings PLC	1/6/2021	220,848	AUD	170,416	USD	3		—
HSBC Holdings PLC	1/6/2021	29,807	CHF	33,721	USD	0	^	—
HSBC Holdings PLC	1/6/2021	91,337	DKK	15,014	USD	—		(0)^
HSBC Holdings PLC	1/6/2021	160,037	EUR	195,819	USD	—		(1)
HSBC Holdings PLC	1/6/2021	119,808	GBP	163,771	USD	2		—
HSBC Holdings PLC	1/6/2021	160,395	ILS	49,954	USD	2		—
HSBC Holdings PLC	1/6/2021	34,359,726	JPY	332,797	USD	5		—
HSBC Holdings PLC	1/6/2021	394,132	NOK	46,033	USD	0		—
HSBC Holdings PLC	1/6/2021	60,180	SGD	45,535	USD	—		(1)
HSBC Holdings PLC	1/6/2021	172,318	USD	233,778	AUD	—		(8,079)
HSBC Holdings PLC	1/6/2021	34,098	USD	30,826	CHF	—		(776)
HSBC Holdings PLC	1/6/2021	15,182	USD	94,363	DKK	—		(330)
HSBC Holdings PLC	1/6/2021	198,005	USD	165,341	EUR	—		(4,303)
HSBC Holdings PLC	1/6/2021	165,600	USD	123,969	GBP	—		(3,861)
HSBC Holdings PLC	1/6/2021	50,511	USD	166,914	ILS	—		(1,475)
HSBC Holdings PLC	1/6/2021	336,512	USD	35,062,531	JPY	—		(3,098)
HSBC Holdings PLC	1/6/2021	46,547	USD	412,148	NOK	—		(1,590)
HSBC Holdings PLC	1/6/2021	46,043	USD	61,682	SGD	—		(627)
HSBC Holdings PLC	1/7/2021	302,886	SEK	36,881	USD	1		—
HSBC Holdings PLC	1/7/2021	37,293	USD	318,552	SEK	—		(1,497)
HSBC Holdings PLC	2/3/2021	181,425	USD	235,057	AUD	—		(14)
HSBC Holdings PLC	2/3/2021	34,823	USD	30,756	CHF	—		(2)
HSBC Holdings PLC	2/3/2021	16,591	USD	100,873	DKK	—		(1)
HSBC Holdings PLC	2/3/2021	204,484	USD	167,018	EUR	—		(15)
HSBC Holdings PLC	2/3/2021	180,396	USD	131,945	GBP	—		(7)
HSBC Holdings PLC	2/3/2021	53,616	USD	172,107	ILS	—		(14)
HSBC Holdings PLC	2/3/2021	334,209	USD	34,496,217	JPY	—		(29)
HSBC Holdings PLC	2/3/2021	48,663	USD	416,659	NOK	0	^	—
HSBC Holdings PLC	2/3/2021	39,831	USD	327,003	SEK	—		(1)
HSBC Holdings PLC	2/3/2021	45,249	USD	59,802	SGD	0	^	—
JP Morgan Chase Bank N.A.	1/6/2021	220,846	AUD	170,416	USD	2		—
JP Morgan Chase Bank N.A.	1/6/2021	29,807	CHF	33,721	USD	0	^	—
JP Morgan Chase Bank N.A.	1/6/2021	91,337	DKK	15,014	USD	0	^	—
JP Morgan Chase Bank N.A.	1/6/2021	160,038	EUR	195,819	USD	0	^	—
JP Morgan Chase Bank N.A.	1/6/2021	119,802	GBP	163,771	USD	—		(6)
JP Morgan Chase Bank N.A.	1/6/2021	160,388	ILS	49,954	USD	—		(1)
JP Morgan Chase Bank N.A.	1/6/2021	34,359,226	JPY	332,797	USD	1		—
JP Morgan Chase Bank N.A.	1/6/2021	394,136	NOK	46,033	USD	—		(0)^
JP Morgan Chase Bank N.A.	1/6/2021	60,179	SGD	45,535	USD	—		(2)
JP Morgan Chase Bank N.A.	1/6/2021	172,318	USD	233,773	AUD	—		(8,075)
JP Morgan Chase Bank N.A.	1/6/2021	34,098	USD	30,825	CHF	—		(775)
JP Morgan Chase Bank N.A.	1/6/2021	15,182	USD	94,363	DKK	—		(330)
JP Morgan Chase Bank N.A.	1/6/2021	198,005	USD	165,337	EUR	—		(4,299)
JP Morgan Chase Bank N.A.	1/6/2021	165,600	USD	123,968	GBP	—		(3,860)
JP Morgan Chase Bank N.A.	1/6/2021	50,511	USD	166,906	ILS	—		(1,473)
JP Morgan Chase Bank N.A.	1/6/2021	336,512	USD	35,061,791	JPY	—		(3,091)
JP Morgan Chase Bank N.A.	1/6/2021	46,547	USD	412,137	NOK	—		(1,589)
JP Morgan Chase Bank N.A.	1/6/2021	46,043	USD	61,682	SGD	—		(628)
JP Morgan Chase Bank N.A.	1/7/2021	302,878	SEK	36,881	USD	—		(0)^
JP Morgan Chase Bank N.A.	1/7/2021	37,293	USD	318,554	SEK	—		(1,497)
JP Morgan Chase Bank N.A.	2/3/2021	181,425	USD	235,056	AUD	—		(14)

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JP Morgan Chase Bank N.A.	2/3/2021	34,823	USD	30,755	CHF	$—		$(1)
JP Morgan Chase Bank N.A.	2/3/2021	16,591	USD	100,871	DKK	—		(1)
JP Morgan Chase Bank N.A.	2/3/2021	204,484	USD	167,014	EUR	—		(10)
JP Morgan Chase Bank N.A.	2/3/2021	180,396	USD	131,939	GBP	2		—
JP Morgan Chase Bank N.A.	2/3/2021	53,616	USD	172,067	ILS	—		(2)
JP Morgan Chase Bank N.A.	2/3/2021	334,209	USD	34,495,081	JPY	—		(18)
JP Morgan Chase Bank N.A.	2/3/2021	48,663	USD	416,667	NOK	—		(1)
JP Morgan Chase Bank N.A.	2/3/2021	39,831	USD	327,008	SEK	—		(2)
JP Morgan Chase Bank N.A.	2/3/2021	45,249	USD	59,803	SGD	0	^	—
Morgan Stanley & Co. International	1/6/2021	220,846	AUD	170,416	USD	2		—
Morgan Stanley & Co. International	1/6/2021	29,807	CHF	33,721	USD	0	^	—
Morgan Stanley & Co. International	1/6/2021	91,339	DKK	15,014	USD	1		—
Morgan Stanley & Co. International	1/6/2021	160,041	EUR	195,819	USD	4		—
Morgan Stanley & Co. International	1/6/2021	119,801	GBP	163,771	USD	—		(7)
Morgan Stanley & Co. International	1/6/2021	160,742	ILS	49,954	USD	110		—
Morgan Stanley & Co. International	1/6/2021	34,359,493	JPY	332,797	USD	3		—
Morgan Stanley & Co. International	1/6/2021	394,143	NOK	46,033	USD	1		—
Morgan Stanley & Co. International	1/6/2021	60,179	SGD	45,535	USD	—		(2)
Morgan Stanley & Co. International	1/6/2021	172,318	USD	233,788	AUD	—		(8,087)
Morgan Stanley & Co. International	1/6/2021	34,098	USD	30,825	CHF	—		(775)
Morgan Stanley & Co. International	1/6/2021	15,182	USD	94,364	DKK	—		(330)
Morgan Stanley & Co. International	1/6/2021	198,005	USD	165,343	EUR	—		(4,306)
Morgan Stanley & Co. International	1/6/2021	165,600	USD	123,967	GBP	—		(3,859)
Morgan Stanley & Co. International	1/6/2021	50,511	USD	166,899	ILS	—		(1,471)
Morgan Stanley & Co. International	1/6/2021	336,512	USD	35,062,396	JPY	—		(3,096)
Morgan Stanley & Co. International	1/6/2021	46,547	USD	412,154	NOK	—		(1,591)
Morgan Stanley & Co. International	1/6/2021	46,043	USD	61,683	SGD	—		(628)
Morgan Stanley & Co. International	1/7/2021	302,888	SEK	36,881	USD	1		—
Morgan Stanley & Co. International	1/7/2021	37,293	USD	318,559	SEK	—		(1,498)
Morgan Stanley & Co. International	2/3/2021	181,425	USD	235,055	AUD	—		(13)
Morgan Stanley & Co. International	2/3/2021	34,823	USD	30,755	CHF	—		(2)
Morgan Stanley & Co. International	2/3/2021	16,591	USD	100,876	DKK	—		(1)
Morgan Stanley & Co. International	2/3/2021	204,484	USD	167,020	EUR	—		(17)
Morgan Stanley & Co. International	2/3/2021	180,396	USD	131,933	GBP	9		—
Morgan Stanley & Co. International	2/3/2021	53,616	USD	172,575	ILS	—		(160)
Morgan Stanley & Co. International	2/3/2021	334,209	USD	34,495,916	JPY	—		(26)
Morgan Stanley & Co. International	2/3/2021	48,663	USD	416,692	NOK	—		(4)
Morgan Stanley & Co. International	2/3/2021	39,831	USD	327,013	SEK	—		(3)
Morgan Stanley & Co. International	2/3/2021	45,249	USD	59,802	SGD	0	^	—
Royal Bank of Canada	1/6/2021	220,841	AUD	170,416	USD	—		(2)
Royal Bank of Canada	1/6/2021	29,806	CHF	33,721	USD	—		(1)
Royal Bank of Canada	1/6/2021	91,335	DKK	15,014	USD	0	^	—
Royal Bank of Canada	1/6/2021	160,033	EUR	195,819	USD	—		(5)
Royal Bank of Canada	1/6/2021	119,805	GBP	163,771	USD	—		(2)
Royal Bank of Canada	1/6/2021	160,386	ILS	49,954	USD	—		(1)
Royal Bank of Canada	1/6/2021	34,358,328	JPY	332,797	USD	—		(8)
Royal Bank of Canada	1/6/2021	394,127	NOK	46,033	USD	—		(1)
Royal Bank of Canada	1/6/2021	60,181	SGD	45,535	USD	—		(0)^
Royal Bank of Canada	1/6/2021	172,318	USD	233,775	AUD	—		(8,077)
Royal Bank of Canada	1/6/2021	34,098	USD	30,825	CHF	—		(775)
Royal Bank of Canada	1/6/2021	15,182	USD	94,368	DKK	—		(330)
Royal Bank of Canada	1/6/2021	198,005	USD	165,337	EUR	—		(4,299)
Royal Bank of Canada	1/6/2021	165,600	USD	123,967	GBP	—		(3,858)
Royal Bank of Canada	1/6/2021	50,511	USD	166,919	ILS	—		(1,477)
Royal Bank of Canada	1/6/2021	336,512	USD	35,061,084	JPY	—		(3,084)
Royal Bank of Canada	1/6/2021	46,547	USD	412,168	NOK	—		(1,593)

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	1/6/2021	46,043	USD	61,682	SGD	$—		$(628)
Royal Bank of Canada	1/7/2021	302,873	SEK	36,881	USD	0	^	—
Royal Bank of Canada	1/7/2021	37,293	USD	318,554	SEK	—		(1,497)
Royal Bank of Canada	2/3/2021	181,425	USD	235,058	AUD	—		(15)
Royal Bank of Canada	2/3/2021	34,823	USD	30,755	CHF	—		(1)
Royal Bank of Canada	2/3/2021	16,591	USD	100,872	DKK	—		(1)
Royal Bank of Canada	2/3/2021	204,484	USD	167,010	EUR	—		(5)
Royal Bank of Canada	2/3/2021	180,396	USD	131,944	GBP	—		(5)
Royal Bank of Canada	2/3/2021	53,616	USD	172,081	ILS	—		(6)
Royal Bank of Canada	2/3/2021	334,209	USD	34,494,379	JPY	—		(12)
Royal Bank of Canada	2/3/2021	48,663	USD	416,660	NOK	0	^	—
Royal Bank of Canada	2/3/2021	39,831	USD	327,007	SEK	—		(2)
Royal Bank of Canada	2/3/2021	45,249	USD	59,803	SGD	—		(1)
Societe Generale	1/6/2021	220,838	AUD	170,416	USD	—		(4)
Societe Generale	1/6/2021	29,807	CHF	33,721	USD	0	^	—
Societe Generale	1/6/2021	91,337	DKK	15,014	USD	0	^	—
Societe Generale	1/6/2021	160,042	EUR	195,819	USD	5		—
Societe Generale	1/6/2021	119,806	GBP	163,771	USD	—		(1)
Societe Generale	1/6/2021	160,390	ILS	49,954	USD	0	^	—
Societe Generale	1/6/2021	34,359,959	JPY	332,797	USD	8		—
Societe Generale	1/6/2021	394,143	NOK	46,033	USD	1		—
Societe Generale	1/6/2021	60,182	SGD	45,535	USD	1		—
Societe Generale	1/6/2021	172,318	USD	233,785	AUD	—		(8,084)
Societe Generale	1/6/2021	34,098	USD	30,826	CHF	—		(776)
Societe Generale	1/6/2021	15,182	USD	94,371	DKK	—		(331)
Societe Generale	1/6/2021	198,005	USD	165,343	EUR	—		(4,306)
Societe Generale	1/6/2021	165,600	USD	123,972	GBP	—		(3,865)
Societe Generale	1/6/2021	50,511	USD	166,918	ILS	—		(1,476)
Societe Generale	1/6/2021	336,512	USD	35,063,540	JPY	—		(3,108)
Societe Generale	1/6/2021	46,547	USD	412,136	NOK	—		(1,589)
Societe Generale	1/6/2021	46,043	USD	61,684	SGD	—		(629)
Societe Generale	1/7/2021	302,880	SEK	36,881	USD	0	^	—
Societe Generale	1/7/2021	37,293	USD	318,571	SEK	—		(1,499)
Societe Generale	2/3/2021	181,425	USD	235,058	AUD	—		(15)
Societe Generale	2/3/2021	34,823	USD	30,756	CHF	—		(3)
Societe Generale	2/3/2021	16,591	USD	100,873	DKK	—		(1)
Societe Generale	2/3/2021	204,484	USD	167,032	EUR	—		(32)
Societe Generale	2/3/2021	180,396	USD	131,945	GBP	—		(7)
Societe Generale	2/3/2021	53,616	USD	172,108	ILS	—		(14)
Societe Generale	2/3/2021	334,209	USD	34,496,384	JPY	—		(31)
Societe Generale	2/3/2021	48,663	USD	416,694	NOK	—		(4)
Societe Generale	2/3/2021	39,831	USD	327,007	SEK	—		(2)
Societe Generale	2/3/2021	45,249	USD	59,805	SGD	—		(2)
Standard Chartered Bank	1/6/2021	220,857	AUD	170,416	USD	10		—
Standard Chartered Bank	1/6/2021	29,808	CHF	33,721	USD	2		—
Standard Chartered Bank	1/6/2021	91,336	DKK	15,014	USD	0	^	—
Standard Chartered Bank	1/6/2021	160,035	EUR	195,819	USD	—		(3)
Standard Chartered Bank	1/6/2021	119,818	GBP	163,771	USD	16		—
Standard Chartered Bank	1/6/2021	160,507	ILS	49,954	USD	37		—
Standard Chartered Bank	1/6/2021	34,361,290	JPY	332,797	USD	21		—
Standard Chartered Bank	1/6/2021	394,599	NOK	46,033	USD	55		—
Standard Chartered Bank	1/6/2021	60,184	SGD	45,535	USD	2		—
Standard Chartered Bank	1/6/2021	172,318	USD	233,770	AUD	—		(8,073)
Standard Chartered Bank	1/6/2021	34,098	USD	30,826	CHF	—		(776)
Standard Chartered Bank	1/6/2021	15,182	USD	94,347	DKK	—		(327)
Standard Chartered Bank	1/6/2021	198,005	USD	165,350	EUR	—		(4,314)

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Standard Chartered Bank	1/6/2021	165,600	USD	124,087	GBP	$—		$(4,022)
Standard Chartered Bank	1/6/2021	50,511	USD	166,914	ILS	—		(1,475)
Standard Chartered Bank	1/6/2021	336,512	USD	35,063,877	JPY	—		(3,111)
Standard Chartered Bank	1/6/2021	46,547	USD	411,947	NOK	—		(1,567)
Standard Chartered Bank	1/6/2021	46,043	USD	61,683	SGD	—		(629)
Standard Chartered Bank	1/7/2021	303,199	SEK	36,881	USD	39		—
Standard Chartered Bank	1/7/2021	37,293	USD	318,505	SEK	—		(1,491)
Standard Chartered Bank	2/3/2021	181,425	USD	235,070	AUD	—		(24)
Standard Chartered Bank	2/3/2021	34,823	USD	30,757	CHF	—		(4)
Standard Chartered Bank	2/3/2021	16,591	USD	100,855	DKK	2		—
Standard Chartered Bank	2/3/2021	204,484	USD	167,008	EUR	—		(2)
Standard Chartered Bank	2/3/2021	180,396	USD	131,956	GBP	—		(22)
Standard Chartered Bank	2/3/2021	53,616	USD	172,263	ILS	—		(62)
Standard Chartered Bank	2/3/2021	334,209	USD	34,496,050	JPY	—		(28)
Standard Chartered Bank	2/3/2021	48,663	USD	417,178	NOK	—		(61)
Standard Chartered Bank	2/3/2021	39,831	USD	327,379	SEK	—		(47)
Standard Chartered Bank	2/3/2021	45,249	USD	59,806	SGD	—		(3)
UBS AG	1/6/2021	220,844	AUD	170,416	USD	1		—
UBS AG	1/6/2021	29,807	CHF	33,721	USD	0	^	—
UBS AG	1/6/2021	91,335	DKK	15,014	USD	0	^	—
UBS AG	1/6/2021	160,036	EUR	195,819	USD	—		(1)
UBS AG	1/6/2021	119,805	GBP	163,771	USD	—		(2)
UBS AG	1/6/2021	160,385	ILS	49,954	USD	—		(1)
UBS AG	1/6/2021	34,359,659	JPY	332,797	USD	5		—
UBS AG	1/6/2021	394,129	NOK	46,033	USD	—		(0)^
UBS AG	1/6/2021	60,179	SGD	45,535	USD	—		(1)
UBS AG	1/6/2021	172,318	USD	233,780	AUD	—		(8,081)
UBS AG	1/6/2021	34,098	USD	30,825	CHF	—		(775)
UBS AG	1/6/2021	15,182	USD	94,369	DKK	—		(331)
UBS AG	1/6/2021	198,005	USD	165,339	EUR	—		(4,300)
UBS AG	1/6/2021	165,600	USD	123,969	GBP	—		(3,860)
UBS AG	1/6/2021	50,511	USD	166,915	ILS	—		(1,476)
UBS AG	1/6/2021	336,512	USD	35,060,041	JPY	—		(3,074)
UBS AG	1/6/2021	46,547	USD	412,145	NOK	—		(1,590)
UBS AG	1/6/2021	46,043	USD	61,682	SGD	—		(628)
UBS AG	1/7/2021	302,857	SEK	36,881	USD	—		(2)
UBS AG	1/7/2021	37,293	USD	318,546	SEK	—		(1,496)
UBS AG	2/3/2021	181,425	USD	235,050	AUD	—		(9)
UBS AG	2/3/2021	34,823	USD	30,755	CHF	—		(1)
UBS AG	2/3/2021	16,591	USD	100,876	DKK	—		(1)
UBS AG	2/3/2021	204,484	USD	167,018	EUR	—		(14)
UBS AG	2/3/2021	180,396	USD	131,946	GBP	—		(8)
UBS AG	2/3/2021	53,616	USD	172,120	ILS	—		(18)
UBS AG	2/3/2021	334,209	USD	34,495,749	JPY	—		(25)
UBS AG	2/3/2021	48,663	USD	416,691	NOK	—		(4)
UBS AG	2/3/2021	39,831	USD	327,004	SEK	—		(1)
UBS AG	2/3/2021	45,249	USD	59,813	SGD	—		(8)
						$2,365		$(368,218)
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$1,318,505	$—	$13,015	*	$1,331,520
United Kingdom	5,173,229	—	6,535	*	5,179,764
Other	30,938,164	—	—		30,938,164
Rights	—	9,623	—		9,623
Investment of Cash Collateral for Securities Loaned	—	1,163,807	—		1,163,807
Total Investments in Securities	$37,429,898	$1,173,430	$19,550		$38,622,878
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,365	$—		$2,365
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(368,218)	$—		$(368,218)
Total – Net	$37,429,898	$807,577	$19,550		$38,257,025

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

Brazil – 4.4%

B3 S.A. – Brasil Bolsa Balcao	16,921	$201,910

Cia Energetica de Minas Gerais, Preference Shares	47,877	134,205

Cia Siderurgica Nacional S.A.	4,900	30,046

Cielo S.A.	90,710	69,855

Equatorial Energia S.A.	18,698	83,371

Itau Unibanco Holding S.A., Preference Shares	40,242	245,053

Itausa S.A., Preference Shares	52,626	118,845

Lojas Renner S.A.	12,577	105,426

Porto Seguro S.A.	8,673	81,818

Sul America S.A.	11,778	100,565

Suzano S.A.*	10,333	116,456

Telefonica Brasil S.A.	13,892	124,365

WEG S.A.	11,987	174,790

Total Brazil		1,586,705

Chile – 0.6%

Banco Santander Chile	2,329,248	111,791

Embotelladora Andina S.A. Class B, Preference Shares	38,893	100,120

Total Chile		211,911

China – 35.3%

3SBio, Inc.*(a)(b)	100,000	91,180

A-Living Smart City Services Co., Ltd. Class H(a)	21,250	94,276

Agile Group Holdings Ltd.	46,000	61,224

Alibaba Group Holding Ltd. ADR*	9,563	2,225,597

ANTA Sports Products Ltd.	12,000	190,202

Autohome, Inc. ADR(b)	517	51,504

BAIC Motor Corp., Ltd. Class H(a)	152,500	56,446

Baidu, Inc. ADR*	1,871	404,585

Bank of Hangzhou Co., Ltd. Class A	27,500	62,739

Bank of Jiangsu Co., Ltd. Class A	69,030	57,632

Beijing Kunlun Tech Co., Ltd. Class A	28,000	85,415

BYD Co., Ltd. Class H(b)	6,500	170,341

BYD Electronic International Co., Ltd.(b)	10,000	52,361

C&S Paper Co., Ltd. Class A	11,100	35,423

Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,900	58,251

China Conch Venture Holdings Ltd.	21,000	102,104

China Education Group Holdings Ltd.	30,000	57,804

China Hongqiao Group Ltd.	59,000	54,025

China Lesso Group Holdings Ltd.	56,000	87,678

China Literature Ltd.*(a)(b)	9,200	72,199

China Medical System Holdings Ltd.	70,000	78,181

China Minsheng Banking Corp., Ltd. Class H	106,500	60,709

China National Chemical Engineering Co., Ltd. Class A	76,400	68,575

China National Medicines Corp. Ltd. Class A	6,700	50,518

China Traditional Chinese Medicine Holdings Co., Ltd.	82,000	40,609

Country Garden Holdings Co., Ltd.	91,602	126,643

CSPC Pharmaceutical Group Ltd.	106,160	108,572

Dali Foods Group Co., Ltd.(a)	130,000	74,273

ENN Energy Holdings Ltd.	10,500	154,104

Fosun International Ltd.	70,500	110,744

Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	4,800	26,371

GDS Holdings Ltd. ADR*	690	64,612

Geely Automobile Holdings Ltd.	64,000	218,730

GOME Retail Holdings Ltd.*(b)	711,000	85,278

Great Wall Motor Co., Ltd. Class H	84,500	289,882

Haitian International Holdings Ltd.	28,000	96,778

Hengan International Group Co., Ltd.	12,000	84,964

Hualan Biological Engineering, Inc. Class A	10,700	69,110

JD.com, Inc. ADR*	4,541	399,154

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	10,000	43,136

Joyoung Co., Ltd. Class A	18,300	89,656

Kaisa Group Holdings Ltd.*	140,000	69,153

Kingboard Holdings Ltd.	10,500	44,281

Kingdee International Software Group Co., Ltd.*	34,000	138,563

Kingsoft Corp., Ltd.(b)	9,000	58,036

KWG Group Holdings Ltd.	56,500	77,093

Lee & Man Paper Manufacturing Ltd.	93,000	76,162

Li Ning Co., Ltd.	25,500	175,287

Logan Group Co., Ltd.	43,000	70,430

Longfor Group Holdings Ltd.(a)	22,500	131,741

LONGi Green Energy Technology Co., Ltd. Class A	3,200	45,115

Momo, Inc. ADR	2,503	34,942

NetEase, Inc. ADR	2,535	242,777

New Oriental Education & Technology Group, Inc. ADR*	990	183,952

Nine Dragons Paper Holdings Ltd.	49,000	69,514

Noah Holdings Ltd. ADR*	2,224	106,329

Northeast Securities Co., Ltd. Class A	48,600	72,977

Ping An Insurance Group Co. of China Ltd. Class H	34,000	416,567

Shandong Linglong Tyre Co., Ltd. Class A	3,200	17,209

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	52,000	117,495

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	20,000	95,565

Shanghai Jinjiang International Hotels Co., Ltd. Class A	8,925	70,324

Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	48,000	65,250

Shanxi Taigang Stainless Steel Co., Ltd. Class A	120,115	66,304

Shengyi Technology Co., Ltd. Class A	12,000	51,671

Shenzhou International Group Holdings Ltd.	8,300	162,706

SINA Corp.*	1,298	55,009

Sunny Optical Technology Group Co., Ltd.	4,200	91,921

Tangshan Jidong Cement Co., Ltd. Class A	17,600	38,081

TCL Technology Group Corp. Class A	84,400	91,372

Tencent Holdings Ltd.	28,600	2,080,308

Tingyi Cayman Islands Holding Corp.	48,000	81,962

Vipshop Holdings Ltd. ADR*	4,933	138,667

Want Want China Holdings Ltd.	129,000	93,333

Weibo Corp. ADR*(b)	649	26,602

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2020

Investments	Shares	Value

Wuchan Zhongda Group Co., Ltd. Class A	107,100	$71,566

Xinjiang Goldwind Science & Technology Co., Ltd. Class H(b)	40,200	80,775

Xinyi Solar Holdings Ltd.	35,453	92,589

Yihai International Holding Ltd.*	9,000	133,482

Yum China Holdings, Inc.	3,233	184,572

Yuzhou Group Holdings Co., Ltd.	222,000	80,167

Zhejiang Supor Co., Ltd. Class A	5,600	66,782

Zhenro Properties Group Ltd.	160,000	96,365

Zhongsheng Group Holdings Ltd.	13,000	92,631

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	63,400	76,042

Total China		12,743,254

Hong Kong – 0.8%

Kingboard Laminates Holdings Ltd.	31,500	51,431

Vinda International Holdings Ltd.	40,000	109,107

Wharf Holdings Ltd. (The)	41,000	110,249

Total Hong Kong		270,787

India – 11.3%

Ambuja Cements Ltd.	28,341	96,523

Asian Paints Ltd.	4,732	179,035

Bajaj Auto Ltd.	2,202	103,792

Bajaj Finance Ltd.	1,858	134,649

Bosch Ltd.	459	80,316

Cipla Ltd.	7,140	80,124

Colgate-Palmolive India Ltd.	4,459	95,521

Divi’s Laboratories Ltd.	1,615	84,917

Dr. Reddy’s Laboratories Ltd.	1,732	123,382

Grasim Industries Ltd.	4,328	54,959

Havells India Ltd.	9,639	120,858

HCL Technologies Ltd.	9,522	123,300

HDFC Life Insurance Co., Ltd.*(a)	4,797	44,413

Hero MotoCorp., Ltd.	2,545	108,324

Housing Development Finance Corp., Ltd.	9,444	330,706

ICICI Lombard General Insurance Co., Ltd.*(a)	1,905	39,651

Indus Towers Ltd.	22,918	72,109

Info Edge India Ltd.	1,586	103,275

Infosys Ltd.	19,764	339,681

Jubilant Foodworks Ltd.	2,943	112,421

Lupin Ltd.	4,758	63,610

Marico Ltd.	19,002	104,714

Maruti Suzuki India Ltd.	1,295	135,576

Nestle India Ltd.	473	119,049

Pidilite Industries Ltd.	3,433	82,957

Piramal Enterprises Ltd.	4,634	90,606

SBI Life Insurance Co., Ltd.*(a)	3,752	46,433

Shriram Transport Finance Co., Ltd.	4,369	62,574

Tata Consultancy Services Ltd.	6,210	243,305

Tata Steel Ltd.	7,363	64,861

Tech Mahindra Ltd.	6,389	85,096

Titan Co., Ltd.	5,705	122,361

Torrent Pharmaceuticals Ltd.	2,638	101,188

UltraTech Cement Ltd.	1,692	122,456

UPL Ltd.	17,138	109,383

Wipro Ltd.	17,146	90,637

Total India		4,072,762

Indonesia – 1.3%

Ace Hardware Indonesia Tbk PT	395,100	48,228

Indofood CBP Sukses Makmur Tbk PT	98,500	67,127

Indofood Sukses Makmur Tbk PT	120,000	58,505

Kalbe Farma Tbk PT	768,800	80,984

Unilever Indonesia Tbk PT	222,300	116,292

XL Axiata Tbk PT	432,600	84,057

Total Indonesia		455,193

Malaysia – 2.0%

Hartalega Holdings Bhd	27,700	83,599

Hong Leong Bank Bhd	24,400	110,399

Hong Leong Financial Group Bhd	20,000	89,795

Nestle Malaysia Bhd	3,200	110,498

Public Bank Bhd	30,000	153,636

Supermax Corp. Bhd*	59,600	89,048

Westports Holdings Bhd	71,000	75,898

Total Malaysia		712,873

Mexico – 2.5%

America Movil S.A.B. de C.V. Series L	280,611	204,063

Arca Continental S.A.B. de C.V.	19,585	94,045

Cemex S.A.B. de C.V. Series CPO*	255,789	131,839

Grupo Bimbo S.A.B. de C.V. Series A	47,200	102,428

Grupo Financiero Banorte S.A.B. de C.V. Class O*	27,745	153,070

Industrias Penoles S.A.B. de C.V.	5,194	87,789

Kimberly-Clark de Mexico S.A.B. de C.V. Class A	51,231	87,392

Megacable Holdings S.A.B. de C.V. Series CPO	13,853	50,530

Total Mexico		911,156

Philippines – 0.7%

Globe Telecom, Inc.	2,215	93,630

PLDT, Inc.	2,735	76,315

Universal Robina Corp.	29,460	93,551

Total Philippines		263,496

Poland – 0.5%

CD Projekt S.A.*	438	32,292

Cyfrowy Polsat S.A.	5,606	45,558

Orange Polska S.A.*	54,486	96,367

Total Poland		174,217

Russia – 1.7%

Magnitogorsk Iron & Steel Works PJSC GDR(c)	5,039	49,130

MMC Norilsk Nickel PJSC ADR	4,481	139,807

Mobile TeleSystems PJSC ADR	12,162	108,850

Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	3,162	87,714

PhosAgro PJSC GDR(c)	4,166	56,824

Polyus PJSC GDR(c)	827	83,362

X5 Retail Group N.V. GDR(c)	2,176	78,597

Total Russia		604,284

South Africa – 4.4%

Anglo American Platinum Ltd.	1,228	120,649

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2020

Investments	Shares	Value

AngloGold Ashanti Ltd.	4,241	$98,894

Aspen Pharmacare Holdings Ltd.*	11,975	102,208

Gold Fields Ltd.	12,361	115,769

Harmony Gold Mining Co., Ltd.*	24,428	119,074

Impala Platinum Holdings Ltd.	9,918	136,325

Kumba Iron Ore Ltd.	2,834	120,163

Mr. Price Group Ltd.	6,047	70,253

MTN Group(b)	24,275	99,472

Northam Platinum Ltd.*	4,093	58,385

Remgro Ltd.	7,924	51,896

Standard Bank Group Ltd.	17,364	150,225

Tiger Brands Ltd.	7,163	101,519

Vodacom Group Ltd.	14,182	120,099

Woolworths Holdings Ltd.	47,230	127,136

Total South Africa		1,592,067

South Korea – 16.2%

BNK Financial Group, Inc.	6,842	35,775

Cheil Worldwide, Inc.	2,612	49,533

CJ CheilJedang Corp.	282	98,906

CJ Corp.	906	76,814

CJ ENM Co., Ltd.	215	27,610

CJ Logistics Corp.*	315	47,991

Coway Co., Ltd.*	1,535	102,729

Daelim Industrial Co., Ltd.	644	49,206

DB Insurance Co., Ltd.	2,662	107,210

Douzone Bizon Co., Ltd.	324	31,019

Fila Holdings Corp.	1,070	43,044

GS Engineering & Construction Corp.	3,496	121,650

Hana Financial Group, Inc.	4,474	142,091

Hankook Tire & Technology Co., Ltd.	2,978	108,012

Hanon Systems	6,450	96,486

Hanwha Solutions Corp.	1,485	65,480

Hyundai Glovis Co., Ltd.	444	75,206

Hyundai Marine & Fire Insurance Co., Ltd.	3,836	80,336

KB Financial Group, Inc.	3,634	145,186

KMW Co., Ltd.*	485	36,030

Korea Investment Holdings Co., Ltd.	455	33,089

LG Chem Ltd.	292	221,493

LG Display Co., Ltd.	4,115	70,269

LG Electronics, Inc.	1,907	236,992

LG Household & Health Care Ltd.	116	172,991

LG Innotek Co., Ltd.	406	68,209

LG Uplus Corp.	6,118	66,176

Lotte Chemical Corp.	186	47,258

Meritz Securities Co., Ltd.	25,149	84,849

Mirae Asset Daewoo Co., Ltd.	9,542	82,920

NAVER Corp.	888	239,105

NCSoft Corp.	115	98,559

Netmarble Corp.*(a)	252	30,505

NH Investment & Securities Co., Ltd.	3,156	32,830

Pearl Abyss Corp.*	139	33,307

Samsung Electro-Mechanics Co., Ltd.	540	88,484

Samsung Electronics Co., Ltd.	22,031	1,642,742

Samsung Fire & Marine Insurance Co., Ltd.	532	91,825

Samsung Life Insurance Co., Ltd.	1,540	112,137

Samsung SDI Co., Ltd.	230	132,965

Samsung SDS Co., Ltd.	245	40,258

Samsung Securities Co., Ltd.	2,554	95,102

Shinhan Financial Group Co., Ltd.	4,507	132,974

SK Hynix, Inc.	2,926	319,185

SK Telecom Co., Ltd.	570	124,883

Total South Korea		5,839,421

Taiwan – 16.0%

Accton Technology Corp.	5,000	56,232

Acer, Inc.	74,000	62,286

Advantech Co., Ltd.	4,499	56,041

Airtac International Group	1,000	32,031

ASE Technology Holding Co., Ltd.	14,000	40,508

Asia Cement Corp.	19,000	29,212

ASMedia Technology, Inc.	1,000	55,876

Asustek Computer, Inc.	5,000	44,576

AU Optronics Corp.*	65,000	32,387

Catcher Technology Co., Ltd.	5,000	36,658

Cathay Financial Holding Co., Ltd.	95,714	143,922

Chailease Holding Co., Ltd.	19,200	114,798

Cheng Shin Rubber Industry Co., Ltd.	15,000	23,516

Chicony Electronics Co., Ltd.	11,085	34,007

China Development Financial Holding Corp.	274,000	90,690

China Life Insurance Co., Ltd.	82,580	65,246

Compal Electronics, Inc.	57,000	41,992

CTBC Financial Holding Co., Ltd.	178,720	125,304

Delta Electronics, Inc.	13,000	121,681

Evergreen Marine Corp. Taiwan Ltd.*	72,000	104,292

Far Eastern New Century Corp.	66,000	68,001

Far EasTone Telecommunications Co., Ltd.	30,000	65,343

Feng TAY Enterprise Co., Ltd.	9,200	65,321

Fubon Financial Holding Co., Ltd.	84,000	139,761

Giant Manufacturing Co., Ltd.	2,000	19,574

Globalwafers Co., Ltd.	2,000	50,395

Hon Hai Precision Industry Co., Ltd.	59,880	196,062

Innolux Corp.*	92,000	46,167

Inventec Corp.	40,000	34,166

Lite-On Technology Corp.	21,014	37,245

MediaTek, Inc.	8,000	212,684

Micro-Star International Co., Ltd.	10,000	47,156

Nanya Technology Corp.	7,000	21,624

Nien Made Enterprise Co., Ltd.	5,000	58,011

Novatek Microelectronics Corp.	2,000	26,265

Pegatron Corp.	22,000	52,694

Phison Electronics Corp.	3,000	35,501

Pou Chen Corp.	54,000	60,346

Powertech Technology, Inc.	9,000	30,397

Quanta Computer, Inc.	25,000	71,980

Realtek Semiconductor Corp.	5,000	69,489

Ruentex Development Co., Ltd.	34,500	50,219

Shin Kong Financial Holding Co., Ltd.	185,724	58,233

SinoPac Financial Holdings Co., Ltd.	157,000	63,978

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2020

Investments	Shares	Value

Standard Foods Corp.	15,000	$32,725

Synnex Technology International Corp.	25,150	42,069

Taiwan Mobile Co., Ltd.	23,000	80,956

Taiwan Semiconductor Manufacturing Co., Ltd.	119,000	2,244,644

United Microelectronics Corp.	73,000	122,498

Vanguard International Semiconductor Corp.	11,000	45,413

Walsin Technology Corp.	5,000	41,017

Win Semiconductors Corp.	3,000	36,942

Winbond Electronics Corp.	24,000	24,813

Wistron Corp.	46,843	51,681

Wiwynn Corp.	1,000	25,055

WPG Holdings Ltd.	14,000	21,375

Yuanta Financial Holding Co., Ltd.	174,120	127,346

Total Taiwan		5,788,401

Thailand – 1.9%

Advanced Info Service PCL NVDR	17,400	102,216

Bangkok Bank PCL NVDR	18,700	73,964

Charoen Pokphand Foods PCL NVDR	111,700	99,732

Home Product Center PCL NVDR	211,800	96,851

Intouch Holdings PCL NVDR	40,100	75,288

Kasikornbank PCL NVDR	27,100	102,213

Srisawad Corp. PCL NVDR	30,600	67,155

Thai Union Group PCL NVDR	163,800	74,355

Total Thailand		691,774

Turkey – 0.3%

Turkcell Iletisim Hizmetleri AS	54,154	117,306
TOTAL COMMON STOCKS (Cost: $26,092,265)		36,035,607

WARRANTS – 0.0%

Thailand – 0.0%

Srisawad Corp. PCL, expiring 8/29/25* (Cost: $0)	1,708	576

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d)
(Cost: $342,073)	342,073	342,073
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $26,434,338)		36,378,256
Other Assets less Liabilities – (0.8)%		(303,903)

NET ASSETS – 100.0%		$36,074,353
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $743,936 and the total market value of the collateral held by the Fund was $803,744. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $461,671.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation		Value at 12/31/2020	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$185,616	$182,500	$(3,116)	$—	$	—^	$1,318
^	As of December 31, 2020, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
South Korea	$5,790,215	$49,206	$—	$5,839,421
Other	30,196,186	—	—	30,196,186
Warrants	576	—	—	576
Investment of Cash Collateral for Securities Loaned	—	342,073	—	342,073
Total Investments in Securities	$35,986,977	$391,279	$—	$36,378,256

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 6.8%

Aristocrat Leisure Ltd.	844	$20,189

ASX Ltd.	617	34,280

Aurizon Holdings Ltd.	12,071	36,327

AusNet Services	17,265	23,381

Australia & New Zealand Banking Group Ltd.	6,163	107,954

Brambles Ltd.	9,321	76,241

Coca-Cola Amatil Ltd.	7,529	75,120

Commonwealth Bank of Australia	2,559	162,139

Computershare Ltd.	3,415	38,447

CSL Ltd.	845	184,646

Evolution Mining Ltd.	4,663	17,955

Fortescue Metals Group Ltd.	4,414	79,804

Macquarie Group Ltd.	510	54,498

Medibank Pvt Ltd.	9,307	21,617

National Australia Bank Ltd.	7,272	126,818

Newcrest Mining Ltd.	2,657	52,856

Sonic Healthcare Ltd.	2,184	54,182

Tabcorp Holdings Ltd.	9,747	29,333

Telstra Corp., Ltd.	22,869	52,588

Westpac Banking Corp.	7,002	104,658

Total Australia		1,353,033

Belgium – 1.0%

KBC Group N.V.*	681	47,728

Proximus SADP	2,253	44,685

Telenet Group Holding N.V.	1,241	53,266

UCB S.A.	574	59,332

Total Belgium		205,011

China – 0.1%

WH Group Ltd.(a)	21,000	17,604

Denmark – 3.0%

AP Moller – Maersk A/S Class B	11	24,582

Chr Hansen Holding A/S*	482	49,630

Coloplast A/S Class B	450	68,763

DSV Panalpina A/S	335	56,168

GN Store Nord A/S	356	28,511

Novo Nordisk A/S Class B	3,236	226,948

Novozymes A/S Class B	1,193	68,538

Pandora A/S	645	72,203

Total Denmark		595,343

Finland – 1.1%

Kone Oyj Class B	1,105	89,855

Nordea Bank Abp*	9,035	73,952

Orion Oyj Class B	1,023	46,976

Total Finland		210,783

France – 10.2%

Alstom S.A.*	1,235	70,432

Amundi S.A.*(a)	369	30,160

AXA S.A.	4,464	106,573

BioMerieux	139	19,626

BNP Paribas S.A.*	2,698	142,296

Capgemini SE	617	95,725

Cie de Saint-Gobain*	1,607	73,734

Cie Generale des Etablissements Michelin SCA	603	77,432

CNP Assurances*	3,325	53,620

Credit Agricole S.A.*	4,699	59,334

Danone S.A.	1,487	97,812

Hermes International	74	79,641

Iliad S.A.	95	19,540

Ipsen S.A.	730	60,648

Kering S.A.	171	124,365

Klepierre S.A.	2,944	66,243

L’Oreal S.A.	512	194,703

Legrand S.A.	1,045	93,339

Orange S.A.	5,591	66,589

Peugeot S.A.*	3,068	83,974

Sanofi	1,930	185,846

Sartorius Stedim Biotech	48	17,102

SEB S.A.	379	69,095

Teleperformance	123	40,830

Ubisoft Entertainment S.A.*	323	31,158

Vivendi S.A.	1,976	63,780

Wendel SE	154	18,456

Total France		2,042,053

Germany – 8.7%

Allianz SE, Registered Shares	750	184,175

Bayerische Motoren Werke AG	990	87,493

Beiersdorf AG	601	69,447

Brenntag AG	923	71,532

Daimler AG, Registered Shares	1,489	105,286

Deutsche Post AG, Registered Shares	3,122	154,707

Deutsche Wohnen SE, Bearer Shares	1,055	56,397

Fresenius Medical Care AG & Co. KGaA	214	17,858

GEA Group AG	1,055	37,796

HeidelbergCement AG	765	57,303

Henkel AG & Co. KGaA, Preference Shares	834	94,187

Hochtief AG	531	51,684

LANXESS AG	543	41,697

LEG Immobilien AG	141	21,920

Merck KGaA	548	94,105

SAP SE	1,796	235,616

Sartorius AG, Preference Shares	39	16,396

Siemens AG, Registered Shares	1,309	188,223

Telefonica Deutschland Holding AG	17,143	47,299

Vonovia SE	890	65,076

Zalando SE*(a)	457	50,917

Total Germany		1,749,114

Hong Kong – 2.4%

ASM Pacific Technology Ltd.	1,600	21,109

BOC Hong Kong Holdings Ltd.	11,500	34,854

CK Asset Holdings Ltd.	4,000	20,532

Hang Seng Bank Ltd.	2,300	39,659

Henderson Land Development Co., Ltd.	6,000	23,408

Hong Kong Exchanges & Clearing Ltd.	3,300	180,878

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2020

Investments	Shares	Value

MTR Corp., Ltd.	9,500	$53,112

Sino Land Co., Ltd.	14,000	18,236

Sun Hung Kai Properties Ltd.	4,000	51,587

Swire Properties Ltd.	14,000	40,715

Total Hong Kong		484,090

Ireland – 0.7%

CRH PLC	2,500	104,063

Smurfit Kappa Group PLC	680	31,650

Total Ireland		135,713

Israel – 0.1%

Check Point Software Technologies Ltd.*	199	26,449

Italy – 1.8%

Assicurazioni Generali SpA	4,594	80,155

DiaSorin SpA	99	20,605

Ferrari N.V.	180	41,548

FinecoBank Banca Fineco SpA*	1,227	20,117

Intesa Sanpaolo SpA*	41,430	96,953

Moncler SpA*	503	30,858

Poste Italiane SpA(a)	2,309	23,506

Telecom Italia SpA	96,718	44,661

Total Italy		358,403

Japan – 28.6%

Advantest Corp.	900	67,383

Air Water, Inc.	1,100	19,540

Ajinomoto Co., Inc.	2,400	54,337

Astellas Pharma, Inc.	4,900	75,651

Bandai Namco Holdings, Inc.	300	25,936

Benesse Holdings, Inc.	900	17,548

Calbee, Inc.	700	21,086

Chugai Pharmaceutical Co., Ltd.	1,900	101,271

CyberAgent, Inc.	300	20,660

Dai Nippon Printing Co., Ltd.	2,200	39,527

Daifuku Co., Ltd.	300	37,077

Daiichi Sankyo Co., Ltd.	3,800	130,108

Daito Trust Construction Co., Ltd.	300	28,011

Daiwa House Industry Co., Ltd.	1,700	50,451

Daiwa Securities Group, Inc.	9,400	42,791

Disco Corp.	100	33,658

Eisai Co., Ltd.	700	49,982

Fast Retailing Co., Ltd.	100	89,564

Fuji Electric Co., Ltd.	900	32,384

FUJIFILM Holdings Corp.	800	42,137

Fujitsu Ltd.	600	86,619

Hitachi Ltd.	2,100	82,682

Honda Motor Co., Ltd.	2,800	78,038

Hoya Corp.	800	110,572

Iida Group Holdings Co., Ltd.	1,000	20,185

Itochu Techno-Solutions Corp.	700	24,984

Japan Exchange Group, Inc.	1,000	25,551

JSR Corp.	1,200	33,404

Kajima Corp.	1,600	21,417

Kamigumi Co., Ltd.	1,100	20,062

Kao Corp.	1,200	92,634

KDDI Corp.	3,500	103,937

Kirin Holdings Co., Ltd.	2,800	66,010

Kobayashi Pharmaceutical Co., Ltd.	200	24,427

Kubota Corp.	3,600	78,489

Kurita Water Industries Ltd.	800	30,568

Lion Corp.	900	21,775

Lixil Corp.	2,500	54,095

McDonald’s Holdings Co., Japan Ltd.	600	29,057

MEIJI Holdings Co., Ltd.	600	42,191

MINEBEA MITSUMI, Inc.	1,500	29,755

Mitsubishi Estate Co., Ltd.	3,600	57,777

Mitsubishi Gas Chemical Co., Inc.	1,100	25,240

Mitsui Chemicals, Inc.	1,100	32,229

Miura Co., Ltd.	400	22,316

Mizuho Financial Group, Inc.	6,190	78,391

MS&AD Insurance Group Holdings, Inc.	1,600	48,676

Murata Manufacturing Co., Ltd.	900	81,244

Nabtesco Corp.	1,400	61,291

NEC Corp.	1,600	85,854

Nexon Co., Ltd.	800	24,640

NH Foods Ltd.	400	17,589

Nidec Corp.	900	113,148

Nintendo Co., Ltd.	200	127,522

Nippon Express Co., Ltd.	400	26,849

Nippon Telegraph & Telephone Corp.	3,300	84,558

Nissan Chemical Corp.	300	18,771

Nissin Foods Holdings Co., Ltd.	200	17,124

Nitori Holdings Co., Ltd.	100	20,941

Nitto Denko Corp.	600	53,639

Nomura Holdings, Inc.	11,800	62,289

Nomura Research Institute Ltd.	1,500	53,683

NTT Data Corp.	3,800	51,933

Obayashi Corp.	4,100	35,343

Obic Co., Ltd.	100	20,078

Omron Corp.	800	71,287

Ono Pharmaceutical Co., Ltd.	1,400	42,144

Oracle Corp.	300	39,082

Otsuka Corp.	600	31,672

Otsuka Holdings Co., Ltd.	800	34,233

Panasonic Corp.	6,100	70,338

Rinnai Corp.	500	58,017

SCSK Corp.	400	22,858

Secom Co., Ltd.	500	46,089

Sekisui Chemical Co., Ltd.	3,600	68,133

Sekisui House Ltd.	2,000	40,680

Seven Bank Ltd.	3,500	7,390

SG Holdings Co., Ltd.	1,600	43,578

Sharp Corp.	2,800	42,416

Shimamura Co., Ltd.	200	20,999

Shimano, Inc.	200	46,656

Shimizu Corp.	3,600	26,151

Shionogi & Co., Ltd.	600	32,747

Sohgo Security Services Co., Ltd.	500	25,909

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2020

Investments	Shares	Value

Sompo Holdings, Inc.	1,300	$52,544

Sony Corp.	2,300	229,120

Square Enix Holdings Co., Ltd.	300	18,190

SUMCO Corp.	700	15,343

Sumitomo Mitsui Financial Group, Inc.	2,900	89,546

Sumitomo Mitsui Trust Holdings, Inc.	1,600	49,234

Suntory Beverage & Food Ltd.	600	21,212

Sysmex Corp.	900	108,092

T&D Holdings, Inc.	4,800	56,580

Taiheiyo Cement Corp.	700	17,486

Taisei Corp.	800	27,546

Takeda Pharmaceutical Co., Ltd.	3,200	116,383

TDK Corp.	700	105,361

Teijin Ltd.	1,600	30,064

Terumo Corp.	700	29,235

TIS, Inc.	1,000	20,476

Toho Gas Co., Ltd.	500	33,077

Tokio Marine Holdings, Inc.	1,800	92,541

Tokyo Electron Ltd.	400	148,772

Tokyo Gas Co., Ltd.	2,200	50,800

Toshiba Corp.	1,400	39,121

Tosoh Corp.	1,200	18,690

TOTO Ltd.	1,100	66,057

Toyo Suisan Kaisha Ltd.	600	29,173

Trend Micro, Inc.	600	34,520

Unicharm Corp.	1,300	61,597

Yakult Honsha Co., Ltd.	500	25,183

Yamada Holdings Co., Ltd.	4,100	21,762

Yamato Holdings Co., Ltd.	800	20,387

Yokohama Rubber Co., Ltd. (The)	1,900	28,230

Z Holdings Corp.	4,900	29,634

Total Japan		5,733,014

Netherlands – 4.6%

Akzo Nobel N.V.	599	64,393

ASML Holding N.V.	699	340,009

Koninklijke DSM N.V.	601	103,538

Koninklijke KPN N.V.	23,932	72,824

Koninklijke Philips N.V.*	2,521	135,043

NN Group N.V.	1,381	60,036

Randstad N.V.*	1,041	67,813

Wolters Kluwer N.V.	956	80,780

Total Netherlands		924,436

New Zealand – 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	2,704	64,189

Norway – 0.6%

Orkla ASA	6,425	65,286

Yara International ASA	1,233	51,267

Total Norway		116,553

Singapore – 0.9%

CapitaLand Ltd.	24,700	61,299

Genting Singapore Ltd.	36,900	23,732

Singapore Exchange Ltd.	5,600	39,320

Singapore Telecommunications Ltd.	33,500	58,552

Total Singapore		182,903

Spain – 1.8%

Banco Bilbao Vizcaya Argentaria S.A.	17,434	86,072

Enagas S.A.	2,079	45,699

Grifols S.A.	706	20,628

Industria de Diseno Textil S.A.	3,123	99,503

Mapfre S.A.	21,092	41,111

Red Electrica Corp. S.A.	3,169	65,044

Telefonica S.A.	795	3,156

Total Spain		361,213

Sweden – 3.6%

Alfa Laval AB*	2,148	59,189

Atlas Copco AB Class A	1,694	86,860

Boliden AB	1,317	46,730

Electrolux AB Series B	2,414	56,246

Essity AB Class B	1,969	63,415

Husqvarna AB Class B	6,687	86,717

Skanska AB Class B	2,198	56,124

SKF AB Class B	2,788	72,445

Svenska Cellulosa AB SCA Class B*	4,471	78,014

Telefonaktiebolaget LM Ericsson Class B	10,164	120,841

Total Sweden		726,581

Switzerland – 11.7%

ABB Ltd., Registered Shares	4,102	114,668

Geberit AG, Registered Shares	154	96,552

Givaudan S.A., Registered Shares	30	126,591

Kuehne + Nagel International AG, Registered Shares	323	73,373

Logitech International S.A., Registered Shares	829	80,579

Nestle S.A., Registered Shares	4,673	551,170

Novartis AG, Registered Shares	3,463	327,711

Partners Group Holding AG	34	40,002

Roche Holding AG Genusschein	1,093	382,077

Schindler Holding AG, Participation Certificate	206	55,605

SGS S.A., Registered Shares	22	66,452

Sika AG, Registered Shares	245	67,019

Swiss Life Holding AG, Registered Shares	135	62,983

Swisscom AG, Registered Shares	132	71,245

UBS Group AG, Registered Shares	6,939	97,889

Zurich Insurance Group AG	298	125,915

Total Switzerland		2,339,831

United Kingdom – 11.8%

Admiral Group PLC	765	30,389

AstraZeneca PLC	1,762	176,403

Auto Trader Group PLC(a)	3,105	25,297

Aviva PLC	17,944	79,767

Berkeley Group Holdings PLC	652	42,263

BT Group PLC*	39,667	71,710

Bunzl PLC	1,993	66,555

Coca-Cola European Partners PLC	1,289	64,231

Croda International PLC	732	66,000

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

December 31, 2020

Investments	Shares	Value

Direct Line Insurance Group PLC	5,941	$25,906

Entain PLC*	1,424	22,064

GlaxoSmithKline PLC	8,771	160,899

Hikma Pharmaceuticals PLC	582	20,032

Intertek Group PLC	745	57,518

JD Sports Fashion PLC*	1,866	21,936

Kingfisher PLC*	28,074	103,768

Legal & General Group PLC	22,385	81,455

London Stock Exchange Group PLC	852	104,911

Mondi PLC	3,126	73,476

Next PLC*	680	65,866

Pearson PLC	8,417	78,284

Reckitt Benckiser Group PLC	1,235	110,441

Rentokil Initial PLC*	8,544	59,517

RSA Insurance Group PLC	3,911	36,215

Segro PLC	5,275	68,328

Severn Trent PLC	1,745	54,600

Spirax-Sarco Engineering PLC	401	61,913

St. James’s Place PLC	1,547	23,970

Standard Chartered PLC*	11,016	70,157

Standard Life Aberdeen PLC	11,216	43,128

Unilever PLC	4,350	262,836

United Utilities Group PLC	4,932	60,339

Vodafone Group PLC	42,557	70,355

Total United Kingdom		2,360,529

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $15,583,162)		19,986,845

Other Assets less Liabilities – 0.2%		43,252

NET ASSETS – 100.0%		$20,030,097
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/4/2021	447	USD	1,438	ILS	$—	$(1)
Royal Bank of Canada	1/5/2021	727	USD	5,959	SEK	1	—
						$1	$(1)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Spain	$358,057	$3,156	$—	$361,213
Other	19,625,632	—	—	19,625,632
Total Investments in Securities	$19,983,689	$3,156	$—	$19,986,845
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1	$—	$1
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1)	$—	$(1)
Total – Net	$19,983,689	$3,156	$—	$19,986,845
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS – 96.0%
United States – 96.0%

3M Co.
3.38%, 3/1/29	$7,000	$8,110
3.13%, 9/19/46	70,000	77,797

ABB Finance USA, Inc. 2.88%, 5/8/22	4,000	4,136

Abbott Laboratories
2.95%, 3/15/25	29,000	31,837
4.90%, 11/30/46(a)	99,000	147,012

AbbVie, Inc.
3.75%, 11/14/23	34,000	37,093
3.60%, 5/14/25	9,000	10,033
3.20%, 5/14/26	87,000	96,455
4.30%, 5/14/36	100,000	123,339
4.45%, 5/14/46	38,000	48,461
4.88%, 11/14/48	202,000	273,661

Activision Blizzard, Inc.
2.50%, 9/15/50	61,000	59,745

Albemarle Corp.
4.15%, 12/1/24	5,000	5,551

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	63,000	73,266

Ally Financial, Inc. 5.80%, 5/1/25(a)	68,000	80,824

Alphabet, Inc. 2.25%, 8/15/60	48,000	46,595

Altria Group, Inc.
3.49%, 2/14/22	35,000	36,208
4.00%, 1/31/24	8,000	8,793
4.40%, 2/14/26	85,000	98,736
2.63%, 9/16/26	193,000	208,499
3.88%, 9/16/46	56,000	59,249
5.95%, 2/14/49	88,000	123,478
6.20%, 2/14/59	19,000	26,770

Amazon.com, Inc.
3.15%, 8/22/27	214,000	243,795
3.88%, 8/22/37	39,000	48,712
4.05%, 8/22/47	35,000	46,297
4.25%, 8/22/57	50,000	71,399
2.70%, 6/3/60(a)	64,000	68,690

Ameren Corp. 3.50%, 1/15/31	44,000	50,851

American Express Co.
2.50%, 8/1/22	56,000	57,796
3.40%, 2/27/23	149,000	158,518
3.40%, 2/22/24	59,000	64,060
3.63%, 12/5/24	27,000	29,993

American Express Credit Corp. 2.70%, 3/3/22	100,000	102,580

American International Group, Inc.
2.50%, 6/30/25	179,000	192,545
4.80%, 7/10/45	166,000	220,076
4.75%, 4/1/48	61,000	81,522

American Water Capital Corp.
2.95%, 9/1/27	29,000	32,111
4.30%, 12/1/42	58,000	75,698

Amgen, Inc.
2.70%, 5/1/22	36,000	37,048
2.65%, 5/11/22	36,000	37,118
3.63%, 5/15/22	74,000	76,691
2.25%, 8/19/23(a)	128,000	134,515
2.20%, 2/21/27	213,000	228,467
3.15%, 2/21/40	106,000	117,020
5.15%, 11/15/41	31,000	43,277
2.77%, 9/1/53(b)	31,000	31,245

Amphenol Corp. 2.80%, 2/15/30	22,000	24,296

Analog Devices, Inc.
2.50%, 12/5/21	13,000	13,236
5.30%, 12/15/45	101,000	141,767

Anthem, Inc.
3.30%, 1/15/23	23,000	24,345
3.65%, 12/1/27	73,000	84,232
4.10%, 3/1/28	48,000	56,797
4.63%, 5/15/42	15,000	19,616
4.65%, 1/15/43	40,000	52,539
4.38%, 12/1/47	60,000	77,467

Appalachian Power Co. 7.00%, 4/1/38	185,000	284,663

Apple, Inc.
3.00%, 2/9/24	23,000	24,756
1.13%, 5/11/25	200,000	205,845
3.35%, 2/9/27	21,000	23,976
3.20%, 5/11/27	10,000	11,298
2.90%, 9/12/27	25,000	27,977
3.00%, 11/13/27	26,000	29,354
3.85%, 5/4/43	13,000	16,450
3.85%, 8/4/46	28,000	36,131
4.25%, 2/9/47	35,000	47,848
3.75%, 11/13/47	9,000	11,373
2.55%, 8/20/60	160,000	164,967

Applied Materials, Inc.
5.10%, 10/1/35	31,000	43,147
5.85%, 6/15/41	14,000	22,114

Archer-Daniels-Midland Co. 2.75%, 3/27/25	49,000	53,356

AT&T, Inc.
4.35%, 3/1/29(a)	89,000	106,219
4.30%, 2/15/30	93,000	111,176
2.55%, 12/1/33(b)	43,000	44,176
4.50%, 5/15/35	49,000	59,522
6.30%, 1/15/38	500,000	702,077
3.50%, 6/1/41	241,000	260,578
3.10%, 2/1/43	123,000	125,234
3.50%, 9/15/53(b)	151,000	151,805
3.80%, 12/1/57(b)	409,000	429,095
3.65%, 9/15/59(b)	306,000	309,618
3.85%, 6/1/60	70,000	73,678

Atmos Energy Corp. 4.13%, 10/15/44	23,000	29,019

AutoZone, Inc. 3.70%, 4/15/22	66,000	68,406

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value

AvalonBay Communities, Inc.
4.20%, 12/15/23	$12,000	$13,232
2.95%, 5/11/26(a)	45,000	49,843

Avangrid, Inc. 3.80%, 6/1/29(a)	57,000	65,466

Bank of America Corp.
5.70%, 1/24/22	900,000	951,466
4.13%, 1/22/24(a)	55,000	60,985
4.20%, 8/26/24	325,000	364,018
4.45%, 3/3/26	47,000	54,807
3.25%, 10/21/27	95,000	106,370
4.18%, 11/25/27, Series L	30,000	34,830
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53%)(c)	54,000	54,606
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93%)(c)	72,000	75,245
5.88%, 2/7/42	100,000	152,347
5.00%, 1/21/44	210,000	295,226
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(c)	217,000	274,802

Berkshire Hathaway Energy Co.
3.75%, 11/15/23	44,000	47,954
6.13%, 4/1/36	121,000	179,287
3.80%, 7/15/48	47,000	56,382
4.45%, 1/15/49	70,000	93,369

Berkshire Hathaway Finance Corp. 4.20%, 8/15/48	57,000	75,404

Berkshire Hathaway, Inc. 2.75%, 3/15/23	125,000	131,296

BGC Partners, Inc. 5.38%, 7/24/23	38,000	41,151

Biogen, Inc. 5.20%, 9/15/45	74,000	100,638

BlackRock, Inc. 2.40%, 4/30/30(a)	100,000	109,467

Block Financial LLC 5.50%, 11/1/22	46,000	48,911

Boardwalk Pipelines L.P. 5.95%, 6/1/26	60,000	71,044

Boeing Co. (The)
3.10%, 5/1/26	27,000	28,932
2.70%, 2/1/27	122,000	126,967
3.45%, 11/1/28	140,000	150,347
3.20%, 3/1/29	250,000	264,093
2.95%, 2/1/30	53,000	54,858
5.15%, 5/1/30	146,000	176,960
5.88%, 2/15/40	162,000	206,423
3.90%, 5/1/49	35,000	37,207
3.75%, 2/1/50	68,000	71,635
3.95%, 8/1/59	25,000	26,811

Booking Holdings, Inc. 3.55%, 3/15/28	27,000	31,118

Boston Scientific Corp.
3.38%, 5/15/22(a)	34,000	35,424
4.00%, 3/1/29	50,000	58,966
4.70%, 3/1/49	36,000	49,476

Brighthouse Financial, Inc. 3.70%, 6/22/27(a)	48,000	52,245

Bristol-Myers Squibb Co.
3.63%, 5/15/24	286,000	313,686
5.25%, 8/15/43	14,000	20,130
4.35%, 11/15/47	11,000	14,854

Broadcom Corp.
3.13%, 1/15/25	78,000	84,269
3.88%, 1/15/27	325,000	364,941

Broadcom, Inc.
3.46%, 9/15/26	16,000	17,775
4.11%, 9/15/28	44,000	50,439
4.15%, 11/15/30	121,000	140,372

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	25,000	28,168

Burlington Northern Santa Fe LLC
3.85%, 9/1/23	3,000	3,253
3.75%, 4/1/24	45,000	49,378
5.05%, 3/1/41	25,000	34,935
5.40%, 6/1/41	19,000	27,750
4.45%, 3/15/43	38,000	51,274
4.15%, 4/1/45	130,000	170,345

Capital One Financial Corp.
3.75%, 7/28/26	136,000	154,403
3.80%, 1/31/28	281,000	324,026

Caterpillar Financial Services Corp.
2.85%, 6/1/22	10,000	10,375
2.40%, 6/6/22	49,000	50,499
2.85%, 5/17/24	46,000	49,575

Caterpillar, Inc. 3.25%, 4/9/50	53,000	62,719

Chevron USA, Inc. 1.02%, 8/12/27	160,000	160,936

Chubb Corp. (The) 6.50%, 5/15/38, Series 1	86,000	137,568

Cigna Corp.
4.50%, 2/25/26	54,000	63,350
4.38%, 10/15/28	63,000	76,197
4.80%, 7/15/46	132,000	174,405
3.88%, 10/15/47	18,000	21,377
3.40%, 3/15/50	231,000	260,425

Cisco Systems, Inc.
2.60%, 2/28/23	15,000	15,772
3.63%, 3/4/24(a)	44,000	48,405
5.50%, 1/15/40	110,000	164,855

Citigroup, Inc.
5.50%, 9/13/25	84,000	101,044
4.30%, 11/20/26	291,000	339,231
4.45%, 9/29/27	116,000	137,209
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914%)(c)	97,000	117,719
6.63%, 6/15/32	150,000	212,823

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value
8.13%, 7/15/39	$106,000	$189,705
5.88%, 1/30/42	83,000	126,414
4.65%, 7/23/48(a)	178,000	246,144

CNA Financial Corp.
4.50%, 3/1/26	18,000	21,204
3.45%, 8/15/27	57,000	64,666

Coca-Cola Co. (The)
2.88%, 10/27/25	32,000	35,523
1.45%, 6/1/27	67,000	69,247

Comcast Corp.
3.38%, 2/15/25	19,000	21,030
3.38%, 8/15/25	10,000	11,169
3.15%, 2/15/28	4,000	4,517
4.15%, 10/15/28(a)	28,000	33,728
4.25%, 10/15/30	78,000	96,123
1.50%, 2/15/31	284,000	282,342
4.25%, 1/15/33	191,000	240,068
4.60%, 10/15/38	60,000	79,170
4.65%, 7/15/42	6,000	8,142
4.00%, 8/15/47	104,000	131,083
3.97%, 11/1/47	214,000	268,808
3.45%, 2/1/50(a)	37,000	43,746
4.95%, 10/15/58	40,000	60,856

Commonwealth Edison Co. 3.65%, 6/15/46	141,000	167,897

Conagra Brands, Inc.
4.30%, 5/1/24	61,000	68,299
7.00%, 10/1/28	33,000	44,549
5.40%, 11/1/48	42,000	60,087

Connecticut Light & Power Co. (The) 4.30%, 4/15/44	30,000	39,171

ConocoPhillips 5.90%, 5/15/38	129,000	186,311

ConocoPhillips Co. 6.95%, 4/15/29	110,000	154,253

Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	98,000	150,218
4.20%, 3/15/42, Series 12-A	40,000	48,727
3.95%, 3/1/43	37,000	43,782
4.50%, 12/1/45	34,000	44,138
3.85%, 6/15/46	25,000	29,262
4.50%, 5/15/58	5,000	6,623
3.70%, 11/15/59	38,000	44,100

Constellation Brands, Inc.
4.25%, 5/1/23	49,000	53,430
3.75%, 5/1/50(a)	38,000	44,951

CSX Corp.
3.80%, 3/1/28	201,000	234,615
6.00%, 10/1/36	7,000	10,317
6.15%, 5/1/37	32,000	47,951
3.80%, 11/1/46	41,000	49,284
4.25%, 11/1/66	30,000	40,296

Discover Financial Services
3.85%, 11/21/22	32,000	34,055
3.95%, 11/6/24	132,000	146,726

Dollar General Corp. 3.88%, 4/15/27	9,000	10,430

Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	68,000	107,643

Dominion Energy, Inc. 4.90%, 8/1/41, Series C	18,000	23,654

DTE Energy Co.
3.50%, 6/1/24, Series C	17,000	18,467
2.53%, 10/1/24, Series C	114,000	121,595
2.85%, 10/1/26	57,000	62,654

Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	41,773
6.05%, 4/15/38	84,000	126,504
3.95%, 3/15/48	40,000	50,279

Duke Energy Corp. 3.75%, 9/1/46	112,000	130,426

Duke Energy Florida LLC 4.20%, 7/15/48	13,000	16,771

Duke Energy Florida Project Finance LLC 2.54%, 9/1/31, Series 2026	50,000	54,121

Duke Energy Ohio, Inc. 3.70%, 6/15/46	36,000	42,813

Duke Energy Progress LLC
3.45%, 3/15/29	63,000	73,231
3.70%, 10/15/46	37,000	44,838

E*TRADE Financial Corp. 3.80%, 8/24/27	100,000	115,476

Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,450
4.80%, 9/1/42	69,000	88,549
4.65%, 10/15/44	20,000	25,357

Eaton Corp. 4.15%, 11/2/42	56,000	71,062

eBay, Inc.
3.80%, 3/9/22	87,000	90,270
4.00%, 7/15/42	82,000	93,495

Eli Lilly and Co.
3.95%, 3/15/49	40,000	52,572
2.25%, 5/15/50	58,000	57,189

Enterprise Products Operating LLC
2.80%, 1/31/30(a)	252,000	273,552
5.95%, 2/1/41	300,000	413,519
3.70%, 1/31/51	63,000	69,606
3.95%, 1/31/60(a)	46,000	51,184

EOG Resources, Inc. 3.90%, 4/1/35	18,000	21,167

Equitable Holdings, Inc. 4.35%, 4/20/28	160,000	189,281

Essential Utilities, Inc. 4.28%, 5/1/49	32,000	41,177

Essex Portfolio L.P.
3.50%, 4/1/25	65,000	72,103
3.00%, 1/15/30	82,000	90,098
2.65%, 3/15/32	25,000	26,889

Evergy, Inc.
2.45%, 9/15/24	106,000	112,513
2.90%, 9/15/29(a)	30,000	32,946

Exelon Corp.
3.50%, 6/1/22	30,000	31,212

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value
3.40%, 4/15/26(a)	$71,000	$80,027
5.10%, 6/15/45	150,000	203,841
4.45%, 4/15/46	40,000	51,087

Exelon Generation Co. LLC 5.60%, 6/15/42(a)	34,000	38,804

Exxon Mobil Corp.
2.40%, 3/6/22	13,000	13,293
2.02%, 8/16/24(a)	11,000	11,587
2.71%, 3/6/25(a)	77,000	83,181
3.48%, 3/19/30	263,000	306,344
3.10%, 8/16/49	90,000	97,752
4.33%, 3/19/50	67,000	88,037

Fidelity National Financial, Inc. 4.50%, 8/15/28	75,000	87,812

Fifth Third Bancorp
2.60%, 6/15/22	15,000	15,465
3.95%, 3/14/28(a)	27,000	31,763
8.25%, 3/1/38(a)	25,000	42,374

Fiserv, Inc.
3.80%, 10/1/23	33,000	35,962
2.75%, 7/1/24	51,000	54,790
4.40%, 7/1/49	40,000	53,675

Florida Power & Light Co. 4.13%, 6/1/48	79,000	104,613

Fox Corp. 3.50%, 4/8/30	151,000	171,790

General Dynamics Corp.
3.38%, 5/15/23	10,000	10,697
4.25%, 4/1/40(a)	95,000	123,917

General Mills, Inc.
3.15%, 12/15/21	100,000	101,939
4.00%, 4/17/25	35,000	39,590
4.20%, 4/17/28	18,000	21,595
5.40%, 6/15/40	105,000	150,520

Gilead Sciences, Inc.
4.40%, 12/1/21	18,000	18,495
3.70%, 4/1/24	10,000	10,904
4.60%, 9/1/35	60,000	77,674
4.80%, 4/1/44(a)	16,000	21,146
4.50%, 2/1/45	52,000	66,376
4.15%, 3/1/47	148,000	181,094

Global Payments, Inc. 2.90%, 5/15/30	85,000	92,629

Globe Life, Inc. 4.55%, 9/15/28	100,000	120,163

Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	7,000	10,497

Hasbro, Inc. 3.50%, 9/15/27	55,000	59,966

HCA, Inc.
4.50%, 2/15/27	200,000	232,816
4.13%, 6/15/29	136,000	157,938
5.25%, 6/15/49	77,000	101,868

Healthpeak Properties, Inc.
4.00%, 6/1/25	18,000	20,447
3.50%, 7/15/29	45,000	51,119
3.00%, 1/15/30	47,000	51,482

Home Depot, Inc. (The)
2.13%, 9/15/26	23,000	24,821
2.95%, 6/15/29	37,000	42,088
2.70%, 4/15/30	47,000	52,500
4.88%, 2/15/44	34,000	48,524
4.40%, 3/15/45	163,000	217,375
4.50%, 12/6/48(a)	9,000	12,668

Honeywell International, Inc.
0.48%, 8/19/22	120,000	120,199
5.70%, 3/15/37	4,000	5,735
2.80%, 6/1/50	88,000	96,571

HP, Inc. 6.00%, 9/15/41	83,000	108,579

Humana, Inc. 3.13%, 8/15/29	172,000	190,190

Huntington Bancshares, Inc. 2.30%, 1/14/22	24,000	24,436

Huntington Ingalls Industries, Inc. 3.84%, 5/1/25, Series WI	100,000	111,370

Hyatt Hotels Corp. 3.38%, 7/15/23	2,000	2,105

Illinois Tool Works, Inc. 3.90%, 9/1/42(a)	30,000	37,909

Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	110,000	144,365

Intel Corp.
3.10%, 7/29/22	10,000	10,464
2.88%, 5/11/24	3,000	3,239
3.25%, 11/15/49	165,000	185,030
4.95%, 3/25/60	40,000	59,657

Intercontinental Exchange, Inc. 3.00%, 6/15/50(a)	56,000	59,749

International Business Machines Corp.
3.50%, 5/15/29	50,000	57,896
4.15%, 5/15/39(a)	100,000	126,781
4.00%, 6/20/42	24,000	29,834

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	10,000	13,495

International Paper Co.
3.80%, 1/15/26	14,000	15,883
4.80%, 6/15/44	4,000	5,391
5.15%, 5/15/46	11,000	15,296
4.40%, 8/15/47	156,000	204,616
4.35%, 8/15/48	15,000	19,679

Interpublic Group of Cos., Inc. (The) 4.65%, 10/1/28(a)	22,000	26,615

Johnson & Johnson
2.90%, 1/15/28	30,000	33,870
4.38%, 12/5/33	26,000	34,762
3.40%, 1/15/38	32,000	38,813
3.70%, 3/1/46	26,000	33,215
3.50%, 1/15/48	88,000	109,216

JPMorgan Chase & Co.
6.40%, 5/15/38(a)	111,000	172,191
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; Secured Overnight Financing Rate + 2.46%)(c)	115,000	128,924

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value
5.63%, 8/16/43	$16,000	$24,126
4.85%, 2/1/44	23,000	33,179
4.95%, 6/1/45	187,000	265,349
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44%)(c)	177,000	197,465

Keurig Dr. Pepper, Inc. 4.60%, 5/25/28	250,000	304,750

KeyCorp 2.55%, 10/1/29(a)	187,000	202,696

Kimberly-Clark Corp.
3.10%, 3/26/30	7,000	8,067
5.30%, 3/1/41	22,000	32,569

KLA Corp. 3.30%, 3/1/50	22,000	24,945

Kroger Co. (The)
4.00%, 2/1/24	50,000	54,970
2.65%, 10/15/26(a)	44,000	48,123
3.70%, 8/1/27	17,000	19,572
5.15%, 8/1/43(a)	2,000	2,748
4.45%, 2/1/47	32,000	40,404

Laboratory Corp. of America Holdings
3.20%, 2/1/22	14,000	14,419
4.70%, 2/1/45	15,000	19,735

Lam Research Corp. 3.80%, 3/15/25	4,000	4,501

Las Vegas Sands Corp.
3.20%, 8/8/24	50,000	52,994
2.90%, 6/25/25	157,000	164,425

Lincoln National Corp. 3.80%, 3/1/28	25,000	28,957

Lockheed Martin Corp.
4.50%, 5/15/36	31,000	40,939
4.70%, 5/15/46	90,000	127,066
4.09%, 9/15/52	70,000	92,838

Lowe’s Cos., Inc.
3.12%, 4/15/22	18,000	18,530
4.05%, 5/3/47	116,000	145,460

LYB International Finance III LLC
4.20%, 10/15/49	100,000	117,198
4.20%, 5/1/50	30,000	35,084

Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	11,593
4.20%, 10/3/47	70,000	79,994

Markel Corp. 5.00%, 4/5/46	28,000	37,818

Marriott International, Inc. 2.30%, 1/15/22	20,000	20,266

Marsh & McLennan Cos., Inc. 3.88%, 3/15/24	64,000	70,663

McDonald’s Corp.
2.63%, 1/15/22	4,000	4,097
3.50%, 3/1/27	27,000	30,941
3.80%, 4/1/28	29,000	33,942
2.63%, 9/1/29	33,000	36,188
6.30%, 3/1/38	32,000	48,369
4.88%, 12/9/45	38,000	51,792
3.63%, 9/1/49(a)	14,000	16,490

McKesson Corp. 3.80%, 3/15/24	69,000	75,765

Merck & Co., Inc.
2.80%, 5/18/23	37,000	39,251
3.40%, 3/7/29	31,000	36,090
3.60%, 9/15/42	16,000	19,679
3.70%, 2/10/45	126,000	157,284
4.00%, 3/7/49	93,000	122,968

MetLife, Inc. 6.40%, 12/15/66	255,000	330,538

Micron Technology, Inc. 5.33%, 2/6/29	128,000	160,317

Microsoft Corp.
2.88%, 2/6/24	37,000	39,760
2.40%, 8/8/26	35,000	38,204
4.10%, 2/6/37	29,000	38,153
3.70%, 8/8/46	53,000	67,320
2.53%, 6/1/50	58,000	61,290
2.68%, 6/1/60	106,000	115,443

MidAmerican Energy Co. 3.65%, 8/1/48	40,000	49,085

Molson Coors Beverage Co. 3.00%, 7/15/26	159,000	173,465

Moody’s Corp. 2.63%, 1/15/23	54,000	56,357

Morgan Stanley
2.75%, 5/19/22	40,000	41,317
4.10%, 5/22/23	34,000	36,911
3.88%, 4/29/24, Series F	33,000	36,575
3.70%, 10/23/24	29,000	32,288
3.13%, 7/27/26	85,000	95,084
3.95%, 4/23/27	244,000	282,340
7.25%, 4/1/32	234,000	361,429
6.38%, 7/24/42(a)	31,000	50,699
4.30%, 1/27/45	66,000	88,328
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84%)(a)(c)	58,000	93,541

Motorola Solutions, Inc. 4.60%, 5/23/29	100,000	119,885

National Fuel Gas Co. 3.75%, 3/1/23	30,000	31,510

NBCUniversal Media LLC 5.95%, 4/1/41(a)	24,000	36,755

Newmont Corp. 6.25%, 10/1/39(a)	28,000	42,646

NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/22	85,000	87,727
2.25%, 6/1/30	55,000	57,735

NIKE, Inc. 3.38%, 11/1/46	39,000	46,385

Norfolk Southern Corp.
3.95%, 10/1/42	64,000	77,836
4.15%, 2/28/48	31,000	39,521
3.16%, 5/15/55	53,000	58,101
5.10%, 8/1/2118	12,000	15,754

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value

Northrop Grumman Corp.
3.25%, 8/1/23	$8,000	$8,603
3.25%, 1/15/28	50,000	56,577
4.03%, 10/15/47	180,000	226,242
5.25%, 5/1/50(a)	47,000	70,111

NSTAR Electric Co. 3.20%, 5/15/27	71,000	80,162

Nucor Corp. 4.00%, 8/1/23	125,000	135,173

NVIDIA Corp.
3.20%, 9/16/26	45,000	51,015
3.50%, 4/1/40	70,000	84,244

NVR, Inc. 3.95%, 9/15/22	18,000	18,943

O’Reilly Automotive, Inc. 3.60%, 9/1/27	56,000	63,853

Omnicom Group, Inc. 3.63%, 5/1/22	57,000	59,469

ONE Gas, Inc. 4.66%, 2/1/44	4,000	5,268

Oracle Corp.
4.30%, 7/8/34	74,000	93,753
3.85%, 7/15/36	20,000	24,180
5.38%, 7/15/40	555,000	798,712
3.85%, 4/1/60	80,000	98,593

Owens Corning
3.40%, 8/15/26	79,000	87,344
4.30%, 7/15/47	7,000	8,442

PacifiCorp 6.00%, 1/15/39	99,000	147,507

Parker-Hannifin Corp.
3.25%, 3/1/27	67,000	74,974
4.45%, 11/21/44	11,000	14,150

PayPal Holdings, Inc.
2.40%, 10/1/24	37,000	39,581
2.65%, 10/1/26	136,000	149,569

PepsiCo, Inc.
2.63%, 7/29/29	10,000	11,048
4.45%, 4/14/46	52,000	72,730
3.45%, 10/6/46	94,000	113,860
3.63%, 3/19/50	60,000	76,355

Pfizer, Inc.
2.20%, 12/15/21	90,000	91,761
4.10%, 9/15/38	80,000	102,536
2.70%, 5/28/50	55,000	59,207

Philip Morris International, Inc.
2.88%, 5/1/24	5,000	5,376
2.75%, 2/25/26	40,000	43,685
3.13%, 8/17/27	20,000	22,435
3.13%, 3/2/28(a)	100,000	112,292
4.38%, 11/15/41(a)	50,000	62,591
4.50%, 3/20/42	40,000	50,781

Phillips
66 3.70%, 4/6/23	258,000	276,464
2.15%, 12/15/30(a)	170,000	172,956
5.88%, 5/1/42	30,000	41,825

Phillips 66 Partners L.P. 3.55%, 10/1/26	167,000	183,200

Pioneer Natural Resources Co. 4.45%, 1/15/26	39,000	45,130

Precision Castparts Corp. 3.90%, 1/15/43	45,000	52,834

Progress Energy, Inc.
7.75%, 3/1/31	70,000	104,434
6.00%, 12/1/39	62,000	88,042

Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	150,000	163,490
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(a)(c)	261,000	290,042
3.91%, 12/7/47(a)	22,000	26,524
3.94%, 12/7/49	26,000	31,649

Public Service Electric & Gas Co. 3.60%, 12/1/47	62,000	74,912

Quest Diagnostics, Inc. 2.95%, 6/30/30	39,000	42,994

Raytheon Technologies Corp.
3.95%, 8/16/25	30,000	34,422
3.50%, 3/15/27	8,000	9,143
4.13%, 11/16/28(a)	10,000	11,930
6.05%, 6/1/36	101,000	146,878
4.50%, 6/1/42	72,000	94,028
4.15%, 5/15/45	51,000	64,771
4.63%, 11/16/48	105,000	142,794

Reliance Steel & Aluminum Co. 4.50%, 4/15/23	31,000	33,456

Republic Services, Inc.
3.20%, 3/15/25	3,000	3,294
2.90%, 7/1/26	100,000	110,573

Reynolds American, Inc.
4.45%, 6/12/25	90,000	102,549
5.70%, 8/15/35	169,000	214,028
5.85%, 8/15/45(a)	119,000	152,496

Roper Technologies, Inc. 4.20%, 9/15/28	78,000	93,124

San Diego Gas & Electric Co. 4.50%, 8/15/40	76,000	96,993

Sempra Energy 6.00%, 10/15/39	229,000	329,278

Sherwin-Williams Co. (The)
3.45%, 8/1/25	37,000	40,875
4.50%, 6/1/47	32,000	42,876
3.80%, 8/15/49	28,000	33,905

Southern Co. (The)
4.25%, 7/1/36	7,000	8,606
4.40%, 7/1/46(a)	172,000	216,888

Southern Power Co. 4.15%, 12/1/25	7,000	8,038

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value

Southwest Airlines Co. 5.25%, 5/4/25	$97,000	$112,429

Stanley Black & Decker, Inc. 4.25%, 11/15/28	57,000	69,534

Starbucks Corp.
3.80%, 8/15/25	102,000	116,151
4.00%, 11/15/28(a)	50,000	59,456

State Street Corp.
3.10%, 5/15/23(a)	21,000	22,345
2.65%, 5/19/26	50,000	55,092

Steel Dynamics, Inc. 5.00%, 12/15/26	148,000	157,658

Stryker Corp. 4.63%, 3/15/46	52,000	70,049

Synchrony Financial
2.85%, 7/25/22	12,000	12,395
4.38%, 3/19/24	33,000	36,348
4.25%, 8/15/24	161,000	177,976
3.95%, 12/1/27	40,000	44,892

Sysco Corp.
3.25%, 7/15/27	36,000	40,086
5.95%, 4/1/30	66,000	86,854
6.60%, 4/1/50	135,000	208,251

Target Corp.
2.50%, 4/15/26(a)	37,000	40,952
3.38%, 4/15/29(a)	56,000	65,694

Textron, Inc. 4.30%, 3/1/24	43,000	47,271

Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	60,000	63,343

TJX Cos., Inc. (The) 3.50%, 4/15/25	58,000	64,820

Toyota Motor Credit Corp.
3.30%, 1/12/22	250,000	257,935
2.65%, 4/12/22	10,000	10,297

Travelers Cos., Inc. (The) 6.75%, 6/20/36	79,000	124,464

Truist Financial Corp.
2.70%, 1/27/22	150,000	153,585
2.75%, 4/1/22	23,000	23,669

TWDC Enterprises 18 Corp.
3.00%, 2/13/26	55,000	61,162
7.00%, 3/1/32, Series B	35,000	52,490

Tyson Foods, Inc.
4.50%, 6/15/22	144,000	151,047
3.95%, 8/15/24	18,000	20,009
4.88%, 8/15/34	62,000	81,372

U.S. Bancorp 3.00%, 7/30/29	126,000	140,834

Union Pacific Corp.
3.75%, 3/15/24	10,000	10,939
3.95%, 9/10/28	95,000	112,932
4.00%, 4/15/47	81,000	100,892
3.84%, 3/20/60	150,000	186,495
2.97%, 9/16/62(b)	63,000	66,203

United Parcel Service, Inc.
6.20%, 1/15/38	46,000	72,302
5.30%, 4/1/50	83,000	125,512

UnitedHealth Group, Inc.
2.88%, 12/15/21	25,000	25,607
2.75%, 2/15/23	26,000	27,224
2.88%, 3/15/23	39,000	41,265
3.75%, 7/15/25	49,000	55,863
3.38%, 4/15/27	70,000	80,048
4.63%, 7/15/35	27,000	36,261
3.50%, 8/15/39	153,000	182,264
4.25%, 4/15/47	31,000	41,319
4.25%, 6/15/48	108,000	144,471

Valero Energy Corp.
3.40%, 9/15/26	264,000	289,680
7.50%, 4/15/32	70,000	97,934

Verizon Communications, Inc.
4.02%, 12/3/29	127,000	151,240
4.50%, 8/10/33	317,000	400,394
4.40%, 11/1/34	49,000	61,213
4.81%, 3/15/39	156,000	203,785
3.85%, 11/1/42	9,000	10,690
6.55%, 9/15/43	250,000	402,696
5.01%, 4/15/49	2,000	2,777
4.00%, 3/22/50(a)	218,000	264,272
2.99%, 10/30/56(b)	20,000	20,177

ViacomCBS, Inc.
3.70%, 8/15/24	151,000	165,647
4.00%, 1/15/26	28,000	32,067
2.90%, 1/15/27	46,000	50,544
3.38%, 2/15/28	23,000	25,877
7.88%, 7/30/30	118,000	176,434
6.88%, 4/30/36	181,000	262,357
4.60%, 1/15/45	11,000	13,207

Viatris, Inc. 4.00%, 6/22/50(b)	81,000	92,967

Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	50,000	58,589
8.88%, 11/15/38	200,000	371,466

Visa, Inc.
2.70%, 4/15/40	70,000	76,585
2.00%, 8/15/50(a)	75,000	71,787

Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	153,000	174,040

Walmart, Inc.
5.25%, 9/1/35	33,000	48,155
3.95%, 6/28/38	196,000	250,345
4.05%, 6/29/48(a)	6,000	8,157

Walt Disney Co. (The)
2.00%, 9/1/29	47,000	49,161
2.65%, 1/13/31(a)	53,000	58,156
3.50%, 5/13/40	122,000	143,614
5.40%, 10/1/43(a)	227,000	332,786
2.75%, 9/1/49	50,000	53,004
3.60%, 1/13/51	54,000	65,493

Waste Management, Inc.
2.90%, 9/15/22	33,000	34,214
3.13%, 3/1/25	138,000	151,253
3.90%, 3/1/35	2,000	2,454

Wells Fargo & Co.
4.13%, 8/15/23(a)	255,000	278,717

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

Investments	Principal Amount	Value
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60%)(c)	$367,000	$377,322
3.00%, 2/19/25	39,000	42,423
3.55%, 9/29/25	84,000	94,402
4.30%, 7/22/27	45,000	52,761
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10%)(c)	176,000	187,541
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53%)(c)	241,000	262,547
5.38%, 11/2/43	64,000	89,190
5.61%, 1/15/44	107,000	151,873
4.75%, 12/7/46	107,000	140,264

Western Union Co. (The) 2.85%, 1/10/25	105,000	112,882

WestRock RKT LLC 4.00%, 3/1/23	35,000	37,199

Weyerhaeuser Co. 7.38%, 3/15/32	107,000	160,659

Wisconsin Power and Light Co. 3.00%, 7/1/29(a)	62,000	69,767

WRKCo, Inc.
3.38%, 9/15/27	42,000	46,980
4.90%, 3/15/29	37,000	45,749

WW Grainger, Inc. 4.60%, 6/15/45	110,000	147,849

Wyeth LLC
6.50%, 2/1/34	187,000	292,763
5.95%, 4/1/37(a)	16,000	24,014

Xcel Energy, Inc. 3.30%, 6/1/25	117,000	128,723

Xylem, Inc. 4.38%, 11/1/46(a)	36,000	44,252

Zoetis, Inc.
3.00%, 9/12/27	38,000	42,584
3.90%, 8/20/28	45,000	53,084
4.45%, 8/20/48	42,000	56,533
TOTAL U.S. CORPORATE BONDS (Cost: $51,832,684)		53,729,141

FOREIGN CORPORATE BONDS – 2.3%

Canada – 0.2%

Barrick North America Finance LLC 5.75%, 5/1/43	63,000	92,152

Germany – 0.6%

Deutsche Bank AG
5.00%, 2/14/22, Series D	110,000	115,045
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581%)(c)	215,000	235,174

Total Germany		350,219

Switzerland – 0.4%

Novartis Capital Corp.
2.40%, 5/17/22	12,000	12,335
3.40%, 5/6/24	164,000	180,081
3.00%, 11/20/25	33,000	36,542

Total Switzerland		228,958

United Kingdom – 1.1%

BAT Capital Corp.
4.70%, 4/2/27	250,000	294,364
4.54%, 8/15/47	22,000	24,469
4.76%, 9/6/49	54,000	62,811

Diageo Investment Corp. 4.25%, 5/11/42	25,000	32,136

GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,533
3.88%, 5/15/28	12,000	14,307
6.38%, 5/15/38	90,000	142,272

RELX Capital, Inc. 4.00%, 3/18/29	17,000	20,202

Total United Kingdom		601,094
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,240,436)		1,272,423

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.0%

United States – 8.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d)
(Cost: $4,472,593)	4,472,593	4,472,593

TOTAL INVESTMENTS IN SECURITIES – 106.3% (Cost: $57,545,713)		59,474,157

Other Assets less Liabilities – (6.3)%		(3,506,348)

NET ASSETS – 100.0%		$55,967,809
(a)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,368,377 and the total market value of the collateral held by the Fund was $4,490,099. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,506.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of December 31, 2020 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$53,729,141	$—	$53,729,141
Foreign Corporate Bonds	—	1,272,423	—	1,272,423
Investment of Cash Collateral for Securities Loaned	—	4,472,593	—	4,472,593
Total Investments in Securities	$—	$59,474,157	$—	$59,474,157

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2020

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 95.1%

United States – 95.1%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	$261,000	$262,305

ADT Security Corp. (The)
3.50%, 7/15/22	36,000	37,013
4.88%, 7/15/32(a)(b)	423,000	458,955

AECOM
5.88%, 10/15/24	30,000	33,533
5.13%, 3/15/27	489,000	545,915

Allison Transmission, Inc. 5.88%, 6/1/29(a)	150,000	165,955

Ally Financial, Inc.
5.75%, 11/20/25(b)	116,000	135,167
8.00%, 11/1/31	430,000	632,444

AMC Networks, Inc.
5.00%, 4/1/24	246,000	250,305
4.75%, 8/1/25(b)	585,000	605,010

American Axle & Manufacturing, Inc. 6.25%, 4/1/25(b)	269,000	278,751

AmeriGas Partners L.P.
5.50%, 5/20/25	400,000	444,000
5.75%, 5/20/27	125,000	142,574

Amkor Technology, Inc. 6.63%, 9/15/27(a)	366,000	397,567

Antero Midstream Partners L.P. 5.75%, 1/15/28(a)	845,000	813,397

Antero Resources Corp.
5.63%, 6/1/23(b)	366,000	359,137
5.00%, 3/1/25	374,000	356,001

Aramark Services, Inc.
6.38%, 5/1/25(a)	300,000	321,000
4.75%, 6/1/26	418,000	430,937

Archrock Partners L.P. 6.88%, 4/1/27(a)	150,000	161,813

ASGN, Inc. 4.63%, 5/15/28(a)	200,000	208,338

Avient Corp. 5.75%, 5/15/25(a)	135,000	143,606

B&G Foods, Inc.
5.25%, 4/1/25	283,000	292,481
5.25%, 9/15/27	296,000	314,985

Ball Corp.
4.00%, 11/15/23	124,000	132,293
5.25%, 7/1/25	330,000	377,225
2.88%, 8/15/30	100,000	99,875

Bausch Health Americas, Inc. 9.25%, 4/1/26(a)	545,000	608,383

Beacon Roofing Supply, Inc. 4.88%, 11/1/25(a)	367,000	376,382

Berry Global, Inc. 4.50%, 2/15/26(a)(b)	452,000	463,017

Boyd Gaming Corp. 6.38%, 4/1/26	650,000	676,130

Brink’s Co. (The) 4.63%, 10/15/27(a)	50,000	52,344

Brookfield Property REIT, Inc. 5.75%, 5/15/26(a)	473,000	466,792

Builders FirstSource, Inc. 5.00%, 3/1/30(a)	330,000	357,842

Caesars Entertainment, Inc. 8.13%, 7/1/27(a)	380,000	421,164

CCO Holdings LLC
4.00%, 3/1/23(a)	300,000	302,438
5.13%, 5/1/27(a)	382,000	405,885
5.00%, 2/1/28(a)	230,000	243,455
5.38%, 6/1/29(a)	208,000	228,257
4.75%, 3/1/30(a)	350,000	378,087
4.50%, 8/15/30(a)	450,000	478,127
4.50%, 5/1/32(a)	222,000	237,311

CDK Global, Inc.
5.00%, 10/15/24	85,000	93,606
4.88%, 6/1/27	293,000	309,664
5.25%, 5/15/29(a)	191,000	211,792

CDW LLC 4.25%, 4/1/28	253,000	267,534

Cedar Fair L.P. 5.50%, 5/1/25(a)	229,000	239,019

Centene Corp. 3.00%, 10/15/30	1,040,000	1,103,596

CenturyLink, Inc.
5.80%, 3/15/22, Series T	321,000	335,244
6.75%, 12/1/23, Series W	549,000	612,478
7.50%, 4/1/24, Series Y	208,000	235,820
5.63%, 4/1/25	345,000	372,816
5.13%, 12/15/26(a)(b)	221,000	233,689

CF Industries, Inc. 5.38%, 3/15/44	480,000	608,462

Charles River Laboratories International, Inc. 4.25%, 5/1/28(a)	123,000	129,050

Charter Communications Operating LLC 3.70%, 4/1/51	90,000	93,802

Chemours Co. (The)
7.00%, 5/15/25(b)	221,000	229,303
5.38%, 5/15/27(b)	306,000	326,464

CHS/Community Health Systems, Inc. 8.00%, 12/15/27(a)	445,000	483,937

Churchill Downs, Inc. 5.50%, 4/1/27(a)	403,000	427,609

Clean Harbors, Inc. 4.88%, 7/15/27(a)	225,000	235,125

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24	115,000	116,737

Clearway Energy Operating LLC 5.75%, 10/15/25	215,000	226,691

Cleveland-Cliffs, Inc.
5.75%, 3/1/25(b)	126,000	128,126
9.88%, 10/17/25(a)	261,000	307,328
5.88%, 6/1/27(b)	329,000	335,991

Colfax Corp. 6.00%, 2/15/24(a)	250,000	259,693

CommScope Technologies LLC
6.00%, 6/15/25(a)	703,000	719,767

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2020

Investments	Principal Amount	Value
5.00%, 3/15/27(a)	$339,000	$334,551

CommScope, Inc. 8.25%, 3/1/27(a)(b)	273,000	291,770

Community Health Systems, Inc.
6.63%, 2/15/25(a)	280,000	295,219
8.00%, 3/15/26(a)	242,000	260,997

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	350,000	379,466

Continental Resources, Inc.
4.50%, 4/15/23	12,000	12,395
4.38%, 1/15/28(b)	260,000	267,017
4.90%, 6/1/44	141,000	139,715

Cornerstone Building Brands, Inc. 8.00%, 4/15/26(a)	235,000	247,631

Coty, Inc. 6.50%, 4/15/26(a)	286,000	278,541

Crestwood Midstream Partners L.P. 5.75%, 4/1/25(b)	140,000	142,800

Crown Americas LLC 4.75%, 2/1/26	50,000	52,053

CSC Holdings LLC
5.25%, 6/1/24	371,000	402,266
5.50%, 4/15/27(a)	200,000	212,200
5.38%, 2/1/28(a)	628,000	671,960
7.50%, 4/1/28(a)	250,000	281,596
6.50%, 2/1/29(a)	200,000	226,185
4.63%, 12/1/30(a)	330,000	344,895

CVR Partners L.P. 9.25%, 6/15/23(a)	323,000	323,740

DaVita, Inc. 3.75%, 2/15/31(a)	990,000	1,007,063

Del Monte Foods, Inc. 11.88%, 5/15/25(a)	164,000	186,448

Delta Air Lines, Inc.
3.80%, 4/19/23	150,000	154,098
2.90%, 10/28/24	727,000	717,794
3.75%, 10/28/29	455,000	441,500

Diamond Resorts International, Inc. 10.75%, 9/1/24(a)(b)	86,000	86,546

Diamond Sports Group LLC
5.38%, 8/15/26(a)	605,000	492,697
6.63%, 8/15/27(a)	1,363,000	826,319

DISH DBS Corp.
6.75%, 6/1/21	100,000	102,121
5.88%, 7/15/22	4,000	4,184
5.00%, 3/15/23	276,000	285,315
5.88%, 11/15/24	433,000	454,650
7.75%, 7/1/26(b)	1,139,000	1,277,132

Diversified Healthcare Trust 4.75%, 2/15/28	218,000	217,455

Elanco Animal Health, Inc.
4.91%, 8/27/21	104,000	106,535
5.27%, 8/28/23	102,000	111,626

Encompass Health Corp. 4.50%, 2/1/28	600,000	628,014

Energizer Holdings, Inc. 7.75%, 1/15/27(a)	300,000	333,638

EQM Midstream Partners L.P.
5.50%, 7/15/28	$920,000	$1,007,382
6.50%, 7/15/48	60,000	62,494

ESH Hospitality, Inc. 5.25%, 5/1/25(a)	347,000	356,187

Ford Motor Co.
8.50%, 4/21/23	469,000	528,612
9.00%, 4/22/25	500,000	613,647
4.35%, 12/8/26	200,000	213,288
9.63%, 4/22/30	200,000	282,571
4.75%, 1/15/43	105,000	107,231
5.29%, 12/8/46	250,000	261,719

Ford Motor Credit Co. LLC
4.14%, 2/15/23	7,000	7,228
4.54%, 8/1/26	50,000	53,438

Freeport-McMoRan, Inc.
3.88%, 3/15/23	276,000	288,503
4.55%, 11/14/24	106,000	116,004
5.25%, 9/1/29	250,000	278,548
5.40%, 11/14/34	234,000	293,231
5.45%, 3/15/43	552,000	688,267

Gap, Inc. (The) 8.63%, 5/15/25(a)(b)	450,000	502,546

Genesis Energy L.P. 7.75%, 2/1/28	460,000	440,882

GLP Capital L.P.
5.38%, 4/15/26	150,000	172,432
4.00%, 1/15/31	150,000	163,964

Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	300,000	300,750
5.00%, 5/31/26(b)	354,000	360,793
4.88%, 3/15/27(b)	300,000	307,313

Gray Television, Inc.
5.88%, 7/15/26(a)	480,000	504,300
7.00%, 5/15/27(a)	194,000	212,673

Greif, Inc. 6.50%, 3/1/27(a)(b)	156,000	165,263

Griffon Corp. 5.75%, 3/1/28	326,000	345,152

GrubHub Holdings, Inc. 5.50%, 7/1/27(a)	280,000	294,000

Hanesbrands, Inc. 4.88%, 5/15/26(a)	324,000	352,350

HAT Holdings I LLC 5.25%, 7/15/24(a)(b)	116,000	120,870

HCA, Inc.
5.38%, 2/1/25	94,000	105,845
3.50%, 9/1/30	959,000	1,019,811

Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	264,000	280,764
5.13%, 5/1/26	346,000	358,110
5.75%, 5/1/28(a)	339,000	369,298

Hilton Worldwide Finance LLC 4.88%, 4/1/27	160,000	169,648

Holly Energy Partners L.P. 5.00%, 2/1/28(a)	225,000	227,109

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2020

Investments	Principal Amount	Value

Hughes Satellite Systems Corp.
5.25%, 8/1/26	$195,000	$215,925
6.63%, 8/1/26	315,000	357,534

Iron Mountain, Inc.
4.88%, 9/15/27(a)	203,000	212,725
5.25%, 3/15/28(a)	355,000	375,294
4.88%, 9/15/29(a)	300,000	316,800
5.63%, 7/15/32(a)	360,000	397,391

JBS USA LUX S.A.
5.75%, 6/15/25(a)	100,000	103,500
6.75%, 2/15/28(a)	421,000	473,528
5.50%, 1/15/30(a)	9,000	10,352

Kennedy-Wilson, Inc. 5.88%, 4/1/24	592,000	601,620

KFC Holding Co. 4.75%, 6/1/27(a)	179,000	189,546

Koppers, Inc. 6.00%, 2/15/25(a)	225,000	232,172

Kraft Heinz Foods Co.
5.20%, 7/15/45	339,000	403,677
4.38%, 6/1/46	1,505,000	1,630,854
5.50%, 6/1/50(a)	201,000	254,225

L Brands, Inc.
6.88%, 11/1/35	1,184,000	1,331,260
6.75%, 7/1/36	433,000	483,228

Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	50,000	50,344

Lamar Media Corp. 5.75%, 2/1/26	159,000	164,251

Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	5,225
4.88%, 11/1/26(a)(b)	277,000	290,067

Lennar Corp. 4.75%, 11/29/27	271,000	320,607

Level 3 Financing, Inc.
5.38%, 1/15/24	124,000	125,419
5.38%, 5/1/25	400,000	412,130
3.63%, 1/15/29(a)	320,000	319,800

Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	534,000	549,013
5.88%, 11/1/24(a)	74,000	75,380

Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	350,000	354,900
4.75%, 10/15/27(a)	421,000	432,150

LPL Holdings, Inc. 5.75%, 9/15/25(a)	50,000	51,846

Marriott Ownership Resorts, Inc. 6.13%, 9/15/25(a)	622,000	663,985

Masonite International Corp. 5.38%, 2/1/28(a)	100,000	107,544

Mattel, Inc. 6.75%, 12/31/25(a)	340,000	359,200

Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/24(a)	418,000	436,331

MDC Partners, Inc. 6.50%, 5/1/24(a)	539,000	547,225

MEDNAX, Inc.
5.25%, 12/1/23(a)	508,000	514,502
6.25%, 1/15/27(a)(b)	291,000	312,455

Meredith Corp. 6.88%, 2/1/26(b)	606,000	591,986

MGM Growth Properties Operating Partnership L.P. 4.50%, 9/1/26	203,000	218,915

MGM Resorts International
6.75%, 5/1/25	349,000	378,307
4.63%, 9/1/26(b)	76,000	80,566
5.50%, 4/15/27	527,000	588,082
4.75%, 10/15/28	90,000	96,637

Michaels Stores, Inc. 8.00%, 7/15/27(a)(b)	258,000	277,786

MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	41,980
5.00%, 10/15/27	198,000	210,974
4.63%, 8/1/29	267,000	285,815

MSCI, Inc.
5.38%, 5/15/27(a)	50,000	53,500
4.00%, 11/15/29(a)	386,000	411,742

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	350,000	372,039

Navient Corp.
5.50%, 1/25/23	218,000	228,491
6.13%, 3/25/24(b)	297,000	317,973
5.88%, 10/25/24	174,000	185,310
6.75%, 6/25/25	174,000	189,443
6.75%, 6/15/26(b)	397,000	431,986
5.00%, 3/15/27	252,000	254,553

Newell Brands, Inc.
4.35%, 4/1/23	15,000	15,752
4.70%, 4/1/26	238,000	262,497
6.00%, 4/1/46(b)	327,000	418,151

Newmark Group, Inc. 6.13%, 11/15/23	340,000	370,033

Nexstar Broadcasting, Inc. 5.63%, 7/15/27(a)	400,000	429,126

NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	211,000	226,034
4.25%, 9/15/24(a)	27,000	28,924
3.88%, 10/15/26(a)	228,000	243,818

Nielsen Finance LLC 5.00%, 4/15/22(a)	113,000	113,410

Nordstrom, Inc. 5.00%, 1/15/44	220,000	207,910

NortonLifeLock, Inc. 5.00%, 4/15/25(a)	177,000	180,983

NRG Energy, Inc.
7.25%, 5/15/26	354,000	374,001
5.75%, 1/15/28	151,000	165,251
5.25%, 6/15/29(a)	360,000	396,833

Nuance Communications, Inc. 5.63%, 12/15/26(b)	50,000	53,000

NuStar Logistics L.P.
5.63%, 4/28/27	123,000	131,280

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2020

Investments	Principal Amount	Value
6.38%, 10/1/30	$80,000	$90,774

Occidental Petroleum Corp. 2.70%, 2/15/23	330,000	330,305
2.90%, 8/15/24	550,000	530,200
3.40%, 4/15/26	271,000	258,881
6.45%, 9/15/36	763,000	800,005
4.50%, 7/15/44	400,000	340,750

Oceaneering International, Inc. 4.65%, 11/15/24	352,000	321,200

Olin Corp.
5.13%, 9/15/27(b)	375,000	392,771
5.63%, 8/1/29	564,000	613,353

OneMain Finance Corp. 5.63%, 3/15/23	469,000	504,468
6.13%, 3/15/24	281,000	307,344
6.88%, 3/15/25	426,000	495,491
7.13%, 3/15/26	143,000	169,277
5.38%, 11/15/29	437,000	492,717

Outfront Media Capital LLC 5.63%, 2/15/24	110,000	111,662
4.63%, 3/15/30(a)	351,000	359,210

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)(b)	409,000	438,908

Par Pharmaceutical, Inc. 7.50%, 4/1/27(a)	722,000	784,316

Patterson-UTI Energy, Inc. 3.95%, 2/1/28	20,000	18,491

PBF Holding Co. LLC 9.25%, 5/15/25(a)	222,000	219,186
7.25%, 6/15/25	379,000	246,392
6.00%, 2/15/28	490,000	280,831

PBF Logistics L.P. 6.88%, 5/15/23	419,000	402,240

Peabody Energy Corp. 6.38%, 3/31/25(a)	410,000	226,525

Penske Automotive Group, Inc. 5.50%, 5/15/26	173,000	180,028

Pilgrim’s Pride Corp. 5.75%, 3/15/25(a)	297,000	305,271
5.88%, 9/30/27(a)	223,000	242,147

Plains All American Pipeline L.P. 4.70%, 6/15/44	310,000	322,580

Post Holdings, Inc. 5.00%, 8/15/26(a)	283,000	292,689
5.75%, 3/1/27(a)	337,000	357,431
5.63%, 1/15/28(a)	276,000	294,458
5.50%, 12/15/29(a)	124,000	135,473
4.63%, 4/15/30(a)	503,000	529,765

Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	350,000	374,062
5.75%, 4/15/26(a)	157,000	172,111
6.25%, 1/15/28(a)	400,000	430,000

PulteGroup, Inc. 5.50%, 3/1/26	218,000	259,810
5.00%, 1/15/27	424,000	501,115

QVC, Inc. 4.85%, 4/1/24	297,000	321,131
4.45%, 2/15/25	280,000	299,684
4.75%, 2/15/27	195,000	209,503

Radian Group, Inc. 6.63%, 3/15/25	100,000	113,438

RBS Global, Inc. 4.88%, 12/15/25(a)	100,000	102,125

RHP Hotel Properties L.P. 4.75%, 10/15/27	52,000	53,908

Sabre GLBL, Inc. 9.25%, 4/15/25(a)	400,000	476,500

Sally Holdings LLC 5.63%, 12/1/25	51,000	52,479

SBA Communications Corp. 4.88%, 9/1/24	156,000	160,209

Scientific Games International, Inc. 5.00%, 10/15/25(a)	536,000	553,763
8.25%, 3/15/26(a)	470,000	507,273
7.25%, 11/15/29(a)	163,000	179,168

Select Medical Corp. 6.25%, 8/15/26(a)	250,000	269,615

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	230,000	238,701

Service Corp. International 4.63%, 12/15/27	84,000	89,618

Signature Aviation U.S. Holdings, Inc. 5.38%, 5/1/26(a)	50,000	51,375

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)(b)	100,000	104,169

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	163,000	165,649
4.63%, 7/15/24(a)	100,000	103,750
5.38%, 7/15/26(a)	467,000	488,015
5.50%, 7/1/29(a)	300,000	330,656

Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	320,000	320,800
5.50%, 4/15/27(a)(b)	26,000	26,748

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	50,000	54,094

Spectrum Brands, Inc. 5.75%, 7/15/25	100,000	103,385

Spirit AeroSystems, Inc. 7.50%, 4/15/25(a)	350,000	376,033
4.60%, 6/15/28	169,000	167,416

Sprint Corp. 7.88%, 9/15/23	26,000	30,135
7.13%, 6/15/24	250,000	292,815
7.63%, 3/1/26	400,000	497,084

SSL Robotics LLC 9.75%, 12/31/23(a)	475,000	537,641

SunCoke Energy Partners L.P. 7.50%, 6/15/25(a)	382,000	379,928

Sunoco L.P. 5.50%, 2/15/26	111,000	114,170

T-Mobile USA, Inc. 6.00%, 4/15/24	35,000	35,473
5.13%, 4/15/25	50,000	51,351

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2020

Investments	Principal Amount	Value
5.38%, 4/15/27	$93,000	$100,490
4.75%, 2/1/28	228,000	245,360

Tallgrass Energy Partners L.P. 5.50%, 9/15/24(a)	23,000	23,460
5.50%, 1/15/28(a)	200,000	204,831

TEGNA, Inc. 4.63%, 3/15/28(a)	381,000	390,287
5.00%, 9/15/29	405,000	428,230

Teleflex, Inc. 4.63%, 11/15/27	325,000	350,033

Tenet Healthcare Corp. 6.75%, 6/15/23	696,000	747,156
4.63%, 7/15/24	123,000	126,200
4.63%, 9/1/24(a)	114,000	117,812
5.13%, 5/1/25	650,000	663,481
4.88%, 1/1/26(a)	515,000	539,385
6.25%, 2/1/27(a)	115,000	122,060
6.13%, 10/1/28(a)	90,000	93,947

Tenneco, Inc. 5.00%, 7/15/26(b)	315,000	290,391

Terex Corp. 5.63%, 2/1/25(a)	344,000	355,008

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	540,000	559,237
5.00%, 1/31/28(a)	348,000	391,683

Time Warner Cable LLC 4.50%, 9/15/42	190,000	222,959

TransDigm, Inc. 6.50%, 7/15/24	176,000	179,449
6.50%, 5/15/25	10,000	10,294
6.25%, 3/15/26(a)	486,000	518,200
6.38%, 6/15/26	319,000	330,763
5.50%, 11/15/27	382,000	402,170

Transocean, Inc. 11.50%, 1/30/27(a)	285,000	204,309

TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	69,000	70,474

Tronox, Inc. 6.50%, 4/15/26(a)	427,000	445,147

Tutor Perini Corp. 6.88%, 5/1/25(a)(b)	328,000	321,850

Twitter, Inc. 3.88%, 12/15/27(a)	132,000	140,745

U.S. Foods, Inc. 5.88%, 6/15/24(a)	85,000	86,328
6.25%, 4/15/25(a)	147,000	157,303

Under Armour, Inc. 3.25%, 6/15/26	365,000	367,966

United Rentals North America, Inc. 5.88%, 9/15/26	308,000	326,423
5.50%, 5/15/27	327,000	350,503
4.88%, 1/15/28	408,000	435,030

United States Steel Corp. 6.25%, 3/15/26	113,000	103,607

Uniti Group L.P. 6.00%, 4/15/23(a)	558,000	570,206
7.88%, 2/15/25(a)	700,000	753,028

Univar Solutions USA, Inc. 5.13%, 12/1/27(a)	150,000	158,691

Universal Health Services, Inc. 2.65%, 10/15/30(a)	110,000	114,399

USA Compression Partners L.P. 6.88%, 4/1/26	95,000	99,453

Vail Resorts, Inc. 6.25%, 5/15/25(a)	117,000	125,044

Vector Group Ltd. 6.13%, 2/1/25(a)	461,000	469,595

VeriSign, Inc. 5.25%, 4/1/25	156,000	177,548
4.75%, 7/15/27	356,000	382,593

ViacomCBS, Inc. 6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3- month U.S. dollar Interbank Offered Rate + 3.899% thereafter)(c)	20,000	22,497

VICI Properties L.P. 3.50%, 2/15/25(a)	75,000	76,849
3.75%, 2/15/27(a)	158,000	161,827
4.13%, 8/15/30(a)	719,000	759,897

Vistra Operations Co. LLC 5.50%, 9/1/26(a)	427,000	445,553
5.63%, 2/15/27(a)	376,000	400,478

W&T Offshore, Inc. 9.75%, 11/1/23(a)	399,000	284,288

Western Digital Corp. 4.75%, 2/15/26(b)	686,000	758,887

Western Midstream Operating L.P. 3.95%, 6/1/25	149,000	152,539
4.65%, 7/1/26	50,000	52,595
5.05%, 2/1/30	219,000	245,531

Xerox Corp. 4.38%, 3/15/23	526,000	553,286

XPO Logistics, Inc. 6.13%, 9/1/23(a)	191,000	194,701
6.25%, 5/1/25(a)	600,000	646,809

Yum! Brands, Inc. 7.75%, 4/1/25(a)	151,000	167,421
4.75%, 1/15/30(a)	366,000	401,868
TOTAL U.S. CORPORATE BONDS (Cost: $105,146,444)		109,373,180

FOREIGN CORPORATE BONDS – 0.7%

Canada – 0.2%

Primo Water Holdings, Inc. 5.50%, 4/1/25(a)	277,000	286,349

Germany – 0.5%

Deutsche Bank AG 5.88%, 7/8/31, (5.88% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.44% thereafter)(b)(c)	450,000	540,528
TOTAL FOREIGN CORPORATE BONDS (Cost: $799,519)		826,877

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.3%

United States – 7.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d)
(Cost: $8,396,765)	8,396,765	$8,396,765

TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $114,342,728)		118,596,822

Other Assets less Liabilities – (3.1)%		(3,567,401)

NET ASSETS – 100.0%		$115,029,421
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,462,194 and the total market value of the collateral held by the Fund was $8,780,916. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $384,151.

(c)	Rate shown reflects the accrual rate as of December 31, 2020 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$109,373,180	$—	$109,373,180
Foreign Corporate Bonds	—	826,877	—	826,877
Investment of Cash Collateral for Securities Loaned	—	8,396,765	—	8,396,765
Total Investments in Securities	$—	$118,596,822	$—	$118,596,822

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2020

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 92.3%

United States – 92.3%

3M Co. 2.00%, 6/26/22	$140,000	$143,586

Abbott Laboratories 3.40%, 11/30/23	51,000	55,328

AbbVie, Inc.
2.90%, 11/6/22	82,000	85,809
3.20%, 11/6/22	50,000	52,366
2.85%, 5/14/23	139,000	146,195
2.60%, 11/21/24	223,000	239,141
3.60%, 5/14/25(a)	334,000	372,321

Agilent Technologies, Inc. 3.88%, 7/15/23	87,000	93,669

Aircastle Ltd. 4.13%, 5/1/24(a)	63,000	66,699

Alexandria Real Estate Equities, Inc. 4.00%, 1/15/24(a)	33,000	36,354

Ally Financial, Inc.
3.88%, 5/21/24	156,000	171,070
5.80%, 5/1/25(a)	37,000	43,978

Altria Group, Inc.
2.85%, 8/9/22	97,000	100,764
2.95%, 5/2/23	46,000	48,509
4.00%, 1/31/24	99,000	108,809

Amazon.com, Inc. 2.40%, 2/22/23	31,000	32,371

American Electric Power Co., Inc. 3.65%, 12/1/21, Series I(a)	90,000	92,800

American Express Co.
2.50%, 8/1/22	171,000	176,484
2.65%, 12/2/22	49,000	51,163
3.40%, 2/22/24	79,000	85,775

American Honda Finance Corp.
1.70%, 9/9/21	50,000	50,477
3.38%, 12/10/21	150,000	154,349
2.15%, 9/10/24	179,000	189,647

American International Group, Inc.
4.13%, 2/15/24	64,000	70,894
2.50%, 6/30/25	54,000	58,086

Ameriprise Financial, Inc. 4.00%, 10/15/23	85,000	93,771

Amgen, Inc. 3.63%, 5/22/24	153,000	168,018

Amphenol Corp. 3.20%, 4/1/24	25,000	26,957

Analog Devices, Inc. 2.50%, 12/5/21	39,000	39,709

Anthem, Inc.
3.13%, 5/15/22	59,000	61,230
3.50%, 8/15/24(a)	121,000	132,829

Apple, Inc.
2.15%, 2/9/22	35,000	35,731
2.30%, 5/11/22	42,000	43,179
2.50%, 2/9/25	120,000	129,635
3.20%, 5/13/25	64,000	71,431

Arrow Electronics, Inc. 3.25%, 9/8/24	82,000	88,785

AT&T, Inc.
3.00%, 6/30/22	49,000	50,725
3.95%, 1/15/25	34,000	38,276
3.40%, 5/15/25(a)	167,000	185,684

AutoZone, Inc. 3.70%, 4/15/22	26,000	26,948

Avangrid, Inc. 3.20%, 4/15/25(a)	66,000	72,324

Bank of America Corp.
5.70%, 1/24/22	179,000	189,236
3.30%, 1/11/23(a)	87,000	92,265
4.13%, 1/22/24(a)	19,000	21,067
4.20%, 8/26/24	379,000	424,501
4.00%, 1/22/25(a)	15,000	16,865
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(b)	353,000	384,519
3.95%, 4/21/25, Series L	93,000	104,880

Bank of New York Mellon Corp. (The) 2.20%, 8/16/23	100,000	104,804

BBVA USA 2.50%, 8/27/24	152,000	161,572

Biogen, Inc. 3.63%, 9/15/22	84,000	88,586

BlackRock, Inc.
4.25%, 5/24/21	32,000	32,495
3.50%, 3/18/24	78,000	85,767

Block Financial LLC 5.50%, 11/1/22	33,000	35,088

Boardwalk Pipelines L.P. 4.95%, 12/15/24	27,000	30,165

Boeing Co. (The)
2.70%, 5/1/22	214,000	220,061
4.88%, 5/1/25	207,000	236,144

Booking Holdings, Inc. 4.10%, 4/13/25	45,000	51,084

Boston Scientific Corp.
3.38%, 5/15/22(a)	20,000	20,838
3.45%, 3/1/24	56,000	60,724

Bristol-Myers Squibb Co.
2.60%, 5/16/22	151,000	155,838
3.25%, 2/20/23	60,000	63,157
3.88%, 8/15/25	103,000	117,573

Broadcom Corp.
2.65%, 1/15/23	81,000	84,309
3.13%, 1/15/25	49,000	52,938

Broadcom, Inc.
3.46%, 9/15/26	54,000	59,992
4.11%, 9/15/28	68,000	77,952

Burlington Northern Santa Fe LLC 3.00%, 3/15/23	59,000	61,998

Capital One Financial Corp.
3.90%, 1/29/24	200,000	219,200
3.30%, 10/30/24	89,000	97,822
4.25%, 4/30/25	90,000	102,828

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2020

Investments	Principal Amount	Value

Caterpillar Financial Services Corp.
2.95%, 2/26/22	$175,000	$180,475
1.95%, 11/18/22	166,000	171,364

Celanese U.S. Holdings LLC 3.50%, 5/8/24	20,000	21,668

Charles Schwab Corp. (The) 4.20%, 3/24/25(a)	48,000	55,083

Chevron Corp. 1.55%, 5/11/25	106,000	110,306

Cigna Corp. 3.40%, 9/17/21	35,000	35,757
3.25%, 4/15/25(a)	114,000	125,313

Cisco Systems, Inc. 2.60%, 2/28/23	17,000	17,875

Citigroup, Inc. 2.90%, 12/8/21	159,000	162,457
2.75%, 4/25/22	242,000	249,278
4.05%, 7/30/22	50,000	52,891
3.88%, 10/25/23	285,000	313,704
3.75%, 6/16/24	262,000	289,952
4.00%, 8/5/24	56,000	62,381

Citizens Financial Group, Inc. 2.38%, 7/28/21	33,000	33,328

CME Group, Inc. 3.00%, 9/15/22	70,000	73,234

Coca-Cola Co. (The) 2.50%, 4/1/23(a)	58,000	60,970
3.20%, 11/1/23	65,000	70,513

Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	95,000	111,238

Comcast Corp. 3.60%, 3/1/24	133,000	146,392

Comerica, Inc. 3.70%, 7/31/23	50,000	53,994

Conagra Brands, Inc. 3.20%, 1/25/23	87,000	91,559

Connecticut Light & Power Co. (The) 2.50%, 1/15/23	56,000	58,183

Constellation Brands, Inc. 2.70%, 5/9/22	35,000	36,009
3.20%, 2/15/23(a)	104,000	109,932
4.25%, 5/1/23	28,000	30,531

Corning, Inc. 2.90%, 5/15/22	37,000	38,072

CVS Health Corp. 3.50%, 7/20/22	50,000	52,208
2.75%, 12/1/22	50,000	51,995
2.63%, 8/15/24(a)	196,000	210,135
4.10%, 3/25/25	167,000	189,191

Discover Financial Services 3.85%, 11/21/22	17,000	18,091
3.75%, 3/4/25	114,000	125,606

Dominion Energy, Inc. 2.75%, 9/15/22, Series B	58,000	60,058

DR Horton, Inc. 2.50%, 10/15/24	78,000	83,302

DTE Energy Co. 3.70%, 8/1/23, Series D	94,000	101,611
2.53%, 10/1/24, Series C	26,000	27,732

Duke Energy Corp. 2.40%, 8/15/22	40,000	41,230
3.95%, 10/15/23	37,000	40,258

Eastman Chemical Co. 3.60%, 8/15/22	60,000	62,698

Eaton Corp. 2.75%, 11/2/22	88,000	91,857

eBay, Inc. 3.80%, 3/9/22	85,000	88,195
2.60%, 7/15/22	79,000	81,337
2.75%, 1/30/23	43,000	45,052

Ecolab, Inc. 3.25%, 1/14/23	32,000	33,698

Enterprise Products Operating LLC 3.75%, 2/15/25	120,000	134,506

EOG Resources, Inc. 2.63%, 3/15/23	45,000	46,987

Equitable Holdings, Inc. 3.90%, 4/20/23	93,000	100,089

Evergy, Inc. 2.45%, 9/15/24	36,000	38,212

Eversource Energy 2.75%, 3/15/22, Series K	165,000	169,380

Exelon Corp. 3.50%, 6/1/22	93,000	96,757

Exxon Mobil Corp. 2.73%, 3/1/23	35,000	36,682
2.99%, 3/19/25	127,000	139,111

FedEx Corp. 3.80%, 5/15/25(a)	107,000	120,908

Fifth Third Bancorp 3.50%, 3/15/22	50,000	51,753
2.60%, 6/15/22	136,000	140,212

Fifth Third Bank NA 3.35%, 7/26/21	99,000	100,465

First Horizon Corp. 4.00%, 5/26/25	34,000	38,022

Fiserv, Inc. 2.75%, 7/1/24	122,000	131,067

Fortune Brands Home & Security, Inc. 4.00%, 9/21/23	94,000	102,471

Fox Corp. 3.05%, 4/7/25	47,000	51,337

General Dynamics Corp. 2.25%, 11/15/22	65,000	67,086
3.38%, 5/15/23	78,000	83,438

General Mills, Inc. 2.60%, 10/12/22	78,000	80,952
3.70%, 10/17/23	29,000	31,612

Georgia Power Co. 2.20%, 9/15/24, Series A	82,000	86,433

Gilead Sciences, Inc. 3.50%, 2/1/25	72,000	79,579

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2020

Investments	Principal Amount	Value

Global Payments, Inc. 2.65%, 2/15/25	$68,000	$72,862

HCA, Inc. 5.25%, 4/15/25	159,000	185,770

Healthpeak Properties, Inc. 3.88%, 8/15/24	85,000	94,125

Hershey Co. (The) 3.38%, 5/15/23	85,000	91,075

Hewlett Packard Enterprise Co. 1.45%, 4/1/24	222,000	228,215

Honeywell International, Inc. 2.15%, 8/8/22	101,000	103,743

Host Hotels & Resorts L.P. 4.00%, 6/15/25, Series E	58,000	62,377

HP, Inc. 2.20%, 6/17/25	54,000	57,232

Humana, Inc. 2.90%, 12/15/22	70,000	73,206

Hyatt Hotels Corp. 5.38%, 4/23/25	74,000	83,724

IBM Credit LLC 3.60%, 11/30/21	42,000	43,257

Intel Corp. 2.88%, 5/11/24	97,000	104,718

Intercontinental Exchange, Inc. 2.35%, 9/15/22	104,000	107,253

International Business Machines Corp. 2.85%, 5/13/22	100,000	103,573
3.00%, 5/15/24	100,000	108,380

Interpublic Group of Cos., Inc. (The) 3.75%, 10/1/21	170,000	174,286
3.75%, 2/15/23	46,000	49,175
4.20%, 4/15/24	21,000	23,380

Jabil, Inc. 4.70%, 9/15/22	40,000	42,629

JM Smucker Co. (The) 3.50%, 10/15/21	119,000	121,951
3.00%, 3/15/22	95,000	97,910

JPMorgan Chase & Co. 3.25%, 9/23/22(a)	50,000	52,603
2.97%, 1/15/23(a)	186,000	191,095
3.38%, 5/1/23	50,000	53,458
3.88%, 2/1/24	71,000	78,211
3.88%, 9/10/24	109,000	122,123
3.13%, 1/23/25(a)	38,000	41,642
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	359,000	387,295

Kellogg Co. 2.65%, 12/1/23	37,000	39,521

KLA Corp. 4.65%, 11/1/24	45,000	51,271

Kohl’s Corp. 4.25%, 7/17/25(a)	59,000	63,862

Kroger Co. (The) 2.95%, 11/1/21	126,000	128,468
3.40%, 4/15/22	26,000	26,821

Laboratory Corp. of America Holdings 3.20%, 2/1/22	102,000	105,053

Las Vegas Sands Corp. 3.20%, 8/8/24	127,000	134,605

Leidos, Inc. 2.95%, 5/15/23(c)	107,000	112,843

Lincoln National Corp. 4.00%, 9/1/23	144,000	157,232

Lowe’s Cos., Inc. 3.80%, 11/15/21	239,000	244,101

Marathon Petroleum Corp. 3.63%, 9/15/24	67,000	73,188
4.70%, 5/1/25	49,000	56,187

Marriott International, Inc. 2.30%, 1/15/22	74,000	74,984
3.60%, 4/15/24	108,000	115,189
5.75%, 5/1/25, Series EE	50,000	58,519

Marsh & McLennan Cos., Inc. 3.30%, 3/14/23	5,000	5,297
3.88%, 3/15/24	67,000	73,975

Mastercard, Inc. 2.00%, 11/21/21	46,000	46,678

McCormick & Co., Inc. 2.70%, 8/15/22	89,000	92,166

McDonald’s Corp. 2.63%, 1/15/22	31,000	31,753
3.25%, 6/10/24	60,000	65,660

McKesson Corp. 2.70%, 12/15/22	50,000	51,958
2.85%, 3/15/23	13,000	13,607

Medtronic, Inc. 3.50%, 3/15/25	45,000	50,520

Merck & Co., Inc. 2.80%, 5/18/23(a)	81,000	85,928

Micron Technology, Inc. 4.64%, 2/6/24	102,000	113,648

MidAmerican Energy Co. 3.50%, 10/15/24(a)	85,000	93,700

Molson Coors Beverage Co. 2.10%, 7/15/21	117,000	117,992
3.50%, 5/1/22(a)	37,000	38,482

Mondelez International, Inc. 1.50%, 5/4/25	69,000	71,437

Moody’s Corp. 4.88%, 2/15/24	82,000	92,372

Morgan Stanley 2.75%, 5/19/22	60,000	61,976
3.13%, 1/23/23(a)	75,000	79,176
3.70%, 10/23/24	217,000	241,607
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152%)(b)	161,000	172,290
4.00%, 7/23/25	100,000	114,485

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2020

Investments	Principal Amount	Value

MPLX L.P. 4.50%, 7/15/23	$47,000	$51,214
4.88%, 12/1/24	75,000	86,098
4.00%, 2/15/25	68,000	76,076

MUFG Union Bank NA 3.15%, 4/1/22	250,000	258,230

National Fuel Gas Co. 4.90%, 12/1/21	44,000	45,217

NetApp, Inc. 1.88%, 6/22/25	54,000	56,452

NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/24(a)	93,000	100,578

Nordstrom, Inc. 4.00%, 10/15/21	24,000	24,281

Norfolk Southern Corp. 3.85%, 1/15/24	72,000	78,643

Northern States Power Co. 2.60%, 5/15/23	54,000	56,281

Northrop Grumman Corp. 2.55%, 10/15/22	60,000	62,296
3.25%, 8/1/23	43,000	46,240

NVR, Inc. 3.95%, 9/15/22	39,000	41,043

Old Republic International Corp. 4.88%, 10/1/24	22,000	25,108

Omega Healthcare Investors, Inc. 4.38%, 8/1/23	44,000	47,629

Omnicom Group, Inc. 3.65%, 11/1/24	36,000	39,759

Oracle Corp.
2.50%, 10/15/22	63,000	65,507
3.63%, 7/15/23	166,000	180,026
2.95%, 11/15/24	48,000	52,250
2.50%, 4/1/25(a)	48,000	51,629

Packaging Corp. of America 4.50%, 11/1/23	67,000	73,914

PayPal Holdings, Inc. 1.65%, 6/1/25	55,000	57,523

PepsiCo, Inc.
2.25%, 5/2/22	146,000	149,752
2.75%, 3/1/23	80,000	84,492

Pfizer, Inc.
2.80%, 3/11/22	48,000	49,459
0.80%, 5/28/25	101,000	102,869

Philip Morris International, Inc.
2.63%, 2/18/22	97,000	99,413
2.38%, 8/17/22	77,000	79,477
2.50%, 11/2/22	111,000	115,232

Phillips 66 4.30%, 4/1/22	209,000	218,918

PNC Financial Services Group, Inc. (The) 3.50%, 1/23/24	137,000	149,397

Progress Energy, Inc. 3.15%, 4/1/22	41,000	42,114

Prudential Financial, Inc. 3.50%, 5/15/24(a)	34,000	37,442

Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	26,072
2.88%, 6/15/24	82,000	88,375

QUALCOMM, Inc. 3.45%, 5/20/25	68,000	75,760

Raytheon Technologies Corp.
2.80%, 3/15/22	44,000	45,264
2.50%, 12/15/22	44,000	45,620

Realty Income Corp.
3.25%, 10/15/22	88,000	91,778
4.65%, 8/1/23	45,000	49,333

Regions Financial Corp. 3.80%, 8/14/23	45,000	48,840

Reliance Steel & Aluminum Co. 4.50%, 4/15/23	35,000	37,773

Reynolds American, Inc. 4.85%, 9/15/23	252,000	281,200

Roper Technologies, Inc.
3.13%, 11/15/22	23,000	24,060
3.65%, 9/15/23	73,000	79,238

salesforce.com, Inc. 3.25%, 4/11/23	35,000	37,298

San Diego Gas & Electric Co. 3.60%, 9/1/23, Series NNN	147,000	158,208

Sherwin-Williams Co. (The) 3.45%, 8/1/25	48,000	53,028

Southwest Airlines Co. 5.25%, 5/4/25	70,000	81,134

Starbucks Corp. 3.10%, 3/1/23	117,000	123,630

State Street Corp. 3.70%, 11/20/23	28,000	30,697

Stryker Corp. 3.38%, 5/15/24	24,000	26,144

Synchrony Bank 3.65%, 5/24/21	58,000	58,577

Synchrony Financial 4.25%, 8/15/24	162,000	179,081

Sysco Corp.
2.60%, 6/12/22	45,000	46,394
5.65%, 4/1/25	44,000	52,366

Tapestry, Inc. 3.00%, 7/15/22	37,000	37,824

Target Corp. 2.25%, 4/15/25	54,000	57,851

Tech Data Corp. 4.70%, 2/15/22	30,000	30,167

Textron, Inc. 4.30%, 3/1/24	77,000	84,648

Thermo Fisher Scientific, Inc. 4.15%, 2/1/24	103,000	113,678

TJX Cos., Inc. (The) 2.50%, 5/15/23	42,000	43,947

Toyota Motor Credit Corp.
3.30%, 1/12/22	143,000	147,539
3.00%, 4/1/25	221,000	243,172

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2020

Investments	Principal Amount	Value
Truist Bank
2.80%, 5/17/22	$102,000	$105,373
3.20%, 4/1/24	46,000	49,954

Truist Financial Corp.
2.70%, 1/27/22	45,000	46,075
2.75%, 4/1/22	164,000	168,771
3.05%, 6/20/22	38,000	39,448
2.50%, 8/1/24	65,000	69,266

TWDC Enterprises 18 Corp.
2.45%, 3/4/22	139,000	142,650
2.35%, 12/1/22	96,000	99,716

Tyson Foods, Inc.
4.50%, 6/15/22	87,000	91,258
3.95%, 8/15/24	14,000	15,562

U.S. Bancorp
3.00%, 3/15/22	95,000	97,941
2.95%, 7/15/22	157,000	163,195

Union Electric Co. 3.50%, 4/15/24(a)	40,000	43,426

Union Pacific Corp.
2.95%, 3/1/22	36,000	37,127
3.50%, 6/8/23(a)	80,000	85,824
3.15%, 3/1/24	54,000	58,482

United Parcel Service, Inc. 2.50%, 4/1/23	83,000	86,866

UnitedHealth Group, Inc. 2.38%, 8/15/24	94,000	100,247

Valero Energy Corp. 3.65%, 3/15/25	50,000	54,736

Verizon Communications, Inc.
3.38%, 2/15/25	46,000	51,119
1.68%, 10/30/30(a)(c)	100,000	99,775

VF Corp. 2.40%, 4/23/25	34,000	36,290

ViacomCBS, Inc. 4.75%, 5/15/25	111,000	128,920

Viatris, Inc. 1.65%, 6/22/25(c)	133,000	137,707

Visa, Inc. 2.15%, 9/15/22	45,000	46,412

Walgreen Co. 3.10%, 9/15/22(a)	12,000	12,530

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24(a)	131,000	144,937

Walmart, Inc. 3.40%, 6/26/23	143,000	153,627

Walt Disney Co. (The) 3.35%, 3/24/25(a)	46,000	51,046

Waste Management, Inc. 2.90%, 9/15/22	151,000	156,557

Wells Fargo & Co.
4.48%, 1/16/24	200,000	222,663
3.75%, 1/24/24	233,000	254,508
3.30%, 9/9/24(a)	146,000	159,985
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	100,000	105,216

Western Union Co. (The) 2.85%, 1/10/25	57,000	61,279

WestRock RKT LLC 4.90%, 3/1/22	9,000	9,461

Wisconsin Public Service Corp. 3.35%, 11/21/21	141,000	144,688

WRKCo, Inc. 3.75%, 3/15/25(a)	63,000	70,269

Xcel Energy, Inc. 2.40%, 3/15/21	28,000	28,063

Xilinx, Inc. 2.95%, 6/1/24	76,000	81,793
Zoetis, Inc. 3.25%, 2/1/23	91,000	95,781
TOTAL U.S. CORPORATE BONDS (Cost: $27,951,211)		28,663,533

FOREIGN CORPORATE BONDS – 3.2%

Australia – 0.1%

National Australia Bank Ltd. 3.38%, 9/20/21	46,000	46,996
Germany – 1.6%

Deutsche Bank AG
4.25%, 10/14/21	100,000	102,567
3.95%, 2/27/23	267,000	283,858
3.70%, 5/30/24(a)	100,000	107,693

Total Germany		494,118

Switzerland – 0.3%

Novartis Capital Corp.
2.40%, 5/17/22	20,000	20,558
2.40%, 9/21/22	62,000	64,326

Total Switzerland		84,884

United Kingdom – 1.2%

BAT Capital Corp. 3.22%, 8/15/24(a)	86,000	93,152

Diageo Investment Corp. 2.88%, 5/11/22	108,000	111,717

GlaxoSmithKline Capital, Inc. 3.38%, 5/15/23	56,000	60,017

Unilever Capital Corp. 3.00%, 3/7/22	95,000	98,071

Total United Kingdom		362,957
TOTAL FOREIGN CORPORATE BONDS (Cost: $959,313)		988,955

U.S. GOVERNMENT OBLIGATIONS – 0.3%

U.S. Treasury Bond – 0.3%
0.63%, 8/15/30
(Cost: $96,636)	98,000	95,565

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.3%

United States – 8.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $2,587,303)	2,587,303	$2,587,303
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $31,594,463)		32,335,356
Other Assets less Liabilities – (4.1)%		(1,265,483)

NET ASSETS – 100.0%		$31,069,873

(a)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,520,453 and the total market value of the collateral held by the Fund was $2,591,677. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,374.

(b)	Rate shown reflects the accrual rate as of December 31, 2020 on securities with variable or step rates.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$28,663,533	$—	$28,663,533
Foreign Corporate Bonds	—	988,955	—	988,955
U.S. Government Obligations	—	95,565	—	95,565
Investment of Cash Collateral for Securities Loaned	—	2,587,303	—	2,587,303
Total Investments in Securities	$—	$32,335,356	$—	$32,335,356

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2020

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 96.0%

United States – 96.0%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	$131,000	$131,655

ADT Security Corp. (The) 3.50%, 7/15/22	2,000	2,056
4.13%, 6/15/23	33,000	35,245

AECOM 5.88%, 10/15/24	51,000	57,007

AMC Networks, Inc. 5.00%, 4/1/24	125,000	127,187

American Axle & Manufacturing, Inc. 6.25%, 4/1/25(a)	113,000	117,096

AmeriGas Partners L.P. 5.50%, 5/20/25	110,000	122,100

Antero Resources Corp. 5.00%, 3/1/25(a)	210,000	199,894

Aramark Services, Inc. 6.38%, 5/1/25(a)(b)	100,000	107,000

Ashland LLC 4.75%, 8/15/22	5,000	5,247

Avient Corp. 5.25%, 3/15/23(a)	43,000	46,251

Beacon Roofing Supply, Inc. 4.88%, 11/1/25(b)	180,000	184,602

Blue Cube Spinco LLC 9.75%, 10/15/23	8,000	8,224

BMC East LLC 5.50%, 10/1/24(b)	49,000	50,348

Caesars Entertainment, Inc. 6.25%, 7/1/25(b)	350,000	373,189

Caesars Resort Collection LLC 5.25%, 10/15/25(b)	240,000	242,857

Calumet Specialty Products Partners L.P. 7.63%, 1/15/22	25,000	24,838

Carnival Corp. 11.50%, 4/1/23(b)	330,000	382,198

CCO Holdings LLC 4.00%, 3/1/23(b)	177,000	178,438

CDW LLC 4.13%, 5/1/25	56,000	58,691

CenturyLink, Inc. 5.80%, 3/15/22, Series T	2,000	2,089
7.50%, 4/1/24, Series Y(a)	209,000	236,954

Cinemark USA, Inc. 4.88%, 6/1/23(a)	50,000	47,594

Cleveland-Cliffs, Inc. 4.88%, 1/15/24(b)	75,000	76,547

Cogent Communications Group, Inc. 5.38%, 3/1/22(b)	36,000	37,162

Colfax Corp. 6.00%, 2/15/24(a)(b)	116,000	120,497

Community Health Systems, Inc. 8.63%, 1/15/24(b)	300,000	313,312

Continental Resources, Inc. 4.50%, 4/15/23	21,000	21,692

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	100,000	100,438

Crown Americas LLC 4.50%, 1/15/23	52,000	54,997

CSC Holdings LLC 6.75%, 11/15/21	116,000	121,437
5.88%, 9/15/22	60,000	63,638

CVR Partners L.P. 9.25%, 6/15/23(a)(b)	116,000	116,266

Delta Air Lines, Inc. 3.63%, 3/15/22(a)	300,000	308,726

Diamond Resorts International, Inc. 7.75%, 9/1/23(b)	15,000	15,445

DISH DBS Corp. 6.75%, 6/1/21	100,000	102,121
5.88%, 7/15/22	314,000	328,444
5.00%, 3/15/23(a)	268,000	277,045

Edgewell Personal Care Co. 4.70%, 5/24/22	20,000	20,861

EMC Corp. 3.38%, 6/1/23	37,000	38,867

ESH Hospitality, Inc. 5.25%, 5/1/25(b)	121,000	124,203

Ferrellgas L.P. 6.75%, 1/15/22	20,000	19,370

Ford Motor Co. 8.50%, 4/21/23	200,000	225,421
9.00%, 4/22/25(a)	200,000	245,459

Ford Motor Credit Co. LLC 4.06%, 11/1/24(a)	200,000	210,364

Freeport-McMoRan, Inc. 3.55%, 3/1/22(a)	2,000	2,039
3.88%, 3/15/23	80,000	83,624

Gap, Inc. (The) 8.63%, 5/15/25(a)(b)	100,000	111,677

Genworth Holdings, Inc. 4.90%, 8/15/23	140,000	132,737
4.80%, 2/15/24(a)	126,000	118,046

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23(a)	348,000	348,870

Hanesbrands, Inc. 4.63%, 5/15/24(b)	50,000	52,469

HAT Holdings I LLC 5.25%, 7/15/24(a)(b)	117,000	121,912

HCA, Inc. 5.88%, 5/1/23	172,000	189,235

Hughes Satellite Systems Corp. 7.63%, 6/15/21	48,000	49,260

Huntsman International LLC 5.13%, 11/15/22	28,000	29,944

Ingram Micro, Inc. 5.45%, 12/15/24(a)	50,000	57,571

KB Home 7.63%, 5/15/23	23,000	25,473

Kennedy-Wilson, Inc. 5.88%, 4/1/24	75,000	76,219

Koppers, Inc. 6.00%, 2/15/25(b)	100,000	103,187

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2020

Investments	Principal Amount	Value

L Brands, Inc. 9.38%, 7/1/25(b)	$110,000	$135,437

Lamb Weston Holdings, Inc. 4.63%, 11/1/24(a)(b)	46,000	48,070

Lennar Corp. 4.50%, 4/30/24(a)	34,000	37,634

Lions Gate Capital Holdings LLC 5.88%, 11/1/24(a)(b)	112,000	114,088

Live Nation Entertainment, Inc. 4.88%, 11/1/24(b)	67,000	67,938

Macy’s Retail Holdings LLC 3.63%, 6/1/24	170,000	161,819

Macy’s, Inc. 8.38%, 6/15/25(a)(b)	200,000	222,388

Magellan Health, Inc. 4.90%, 9/22/24	38,000	40,134

MDC Partners, Inc. 6.50%, 5/1/24(a)(b)	100,000	101,526

MEDNAX, Inc. 5.25%, 12/1/23(a)(b)	77,000	77,986

Meritor, Inc. 6.25%, 2/15/24(a)	60,000	61,381

MGM Growth Properties Operating Partnership L.P. 5.63%, 5/1/24	149,000	162,116

MGM Resorts International 6.00%, 3/15/23	174,000	187,050

Molina Healthcare, Inc. 5.38%, 11/15/22(a)	47,000	49,849

Navient Corp. 5.88%, 10/25/24	146,000	155,490

NCL Corp. Ltd. 12.25%, 5/15/24(a)(b)	150,000	180,187

Newell Brands, Inc. 4.35%, 4/1/23	71,000	74,560

Newmark Group, Inc. 6.13%, 11/15/23	11,000	11,972

NextEra Energy Operating Partners L.P. 4.25%, 7/15/24(b)	114,000	122,122

Nielsen Finance LLC 5.00%, 4/15/22(b)	74,000	74,269

Occidental Petroleum Corp. 2.90%, 8/15/24	354,000	341,256

OneMain Finance Corp. 6.13%, 3/15/24(a)	141,000	154,219

PBF Logistics L.P. 6.88%, 5/15/23	52,000	49,920

Peabody Energy Corp. 6.00%, 3/31/22(b)	248,000	181,505

Performance Food Group, Inc. 5.50%, 6/1/24(b)	26,000	26,195

Plantronics, Inc. 5.50%, 5/31/23(a)(b)	93,000	93,522

Prestige Brands, Inc. 6.38%, 3/1/24(b)	90,000	92,138

Prime Security Services Borrower LLC 5.25%, 4/15/24(b)	117,000	125,044

Realogy Group LLC 4.88%, 6/1/23(b)	$71,000	$72,553

Sabre GLBL, Inc. 9.25%, 4/15/25(a)(b)	65,000	77,431

Scientific Games International, Inc. 8.63%, 7/1/25(b)	118,000	129,357

Sealed Air Corp. 4.88%, 12/1/22(b)	99,000	104,012

Service Properties Trust 7.50%, 9/15/25	115,000	132,618

Sirius XM Radio, Inc. 3.88%, 8/1/22(b)	108,000	109,755

Six Flags Entertainment Corp. 4.88%, 7/31/24(b)	64,000	64,160

Spirit AeroSystems, Inc. 7.50%, 4/15/25(b)	100,000	107,438

Sprint Corp. 7.88%, 9/15/23	250,000	289,762
7.13%, 6/15/24	150,000	175,689
7.63%, 2/15/25	130,000	155,702

Starwood Property Trust, Inc. 5.00%, 12/15/21	300,000	305,781

Stericycle, Inc. 5.38%, 7/15/24(b)	74,000	77,308

T-Mobile USA, Inc. 4.00%, 4/15/22(a)	31,000	32,065

Taylor Morrison Communities, Inc. 5.63%, 3/1/24(a)(b)	23,000	24,754

Tenet Healthcare Corp. 6.75%, 6/15/23	339,000	363,916
5.13%, 5/1/25	350,000	357,259

Terex Corp. 5.63%, 2/1/25(a)(b)	92,000	94,944

TransDigm, Inc. 6.50%, 7/15/24	107,000	109,097

TreeHouse Foods, Inc. 6.00%, 2/15/24(b)	100,000	102,135

TRI Pointe Group, Inc. 5.88%, 6/15/24	34,000	37,217

U.S. Concrete, Inc. 6.38%, 6/1/24	40,000	41,075

U.S. Foods, Inc. 5.88%, 6/15/24(b)	100,000	101,563

United Airlines Holdings, Inc. 4.25%, 10/1/22	121,000	121,756

Uniti Group L.P. 7.13%, 12/15/24(b)	150,000	151,781
7.88%, 2/15/25(b)	250,000	268,939

Vista Outdoor, Inc. 5.88%, 10/1/23	61,000	61,832

Xerox Corp. 4.38%, 3/15/23	44,000	46,283

XPO Logistics, Inc. 6.25%, 5/1/25(b)	125,000	134,752
TOTAL U.S. CORPORATE BONDS (Cost: $13,899,035)		14,186,084

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 21.7%

United States – 21.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c)
(Cost: $3,205,440)	3,205,440	$3,205,440

TOTAL INVESTMENTS IN SECURITIES – 117.7% (Cost: $17,104,475)		17,391,524

Other Assets less Liabilities – (17.7)%		(2,614,654)

NET ASSETS – 100.0%		$14,776,870

(a)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,266,331 and the total market value of the collateral held by the Fund was $3,369,709. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $164,269.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$14,186,084	$—	$14,186,084
Investment of Cash Collateral for Securities Loaned	—	3,205,440	—	3,205,440
Total Investments in Securities	$—	$17,391,524	$—	$17,391,524

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS – 90.5%

Argentina – 0.1%

Internet & Direct Marketing Retail – 0.1%

MercadoLibre, Inc.*	417	$698,567

China – 0.1%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	4,730	270,036

Israel – 0.1%

IT Services – 0.0%

Wix.com Ltd.*	473	118,231

Software – 0.1%

Check Point Software Technologies Ltd.*	1,486	197,504
Total Israel		315,735

Netherlands – 0.1%

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors N.V.	2,776	441,412

Russia – 0.1%

Interactive Media & Services – 0.1%

Yandex N.V. Class A*	3,429	238,590

United Kingdom – 0.4%

Chemicals – 0.4%

Linde PLC	6,224	1,640,086

United States – 89.6%

Aerospace & Defense – 1.4%

Boeing Co. (The)	6,392	1,368,272

General Dynamics Corp.	2,755	409,999

L3Harris Technologies, Inc.	2,285	431,911

Lockheed Martin Corp.	3,060	1,086,239

Northrop Grumman Corp.	1,703	518,938

Raytheon Technologies Corp.	17,597	1,258,361

Teledyne Technologies, Inc.*	309	121,122

TransDigm Group, Inc.*	506	313,138

Total Aerospace & Defense		5,507,980

Air Freight & Logistics – 0.6%

C.H. Robinson Worldwide, Inc.	1,270	119,215

Expeditors International of Washington, Inc.	1,673	159,119

FedEx Corp.	2,592	672,935

United Parcel Service, Inc. Class B	8,378	1,410,855

Total Air Freight & Logistics		2,362,124

Airlines – 0.2%

Delta Air Lines, Inc.	7,089	285,048

Southwest Airlines Co.	5,639	262,834

United Airlines Holdings, Inc.*	2,591	112,061

Total Airlines		659,943

Auto Components – 0.1%

Aptiv PLC	2,996	390,349

Automobiles – 1.7%

Ford Motor Co.	43,279	380,423

General Motors Co.	13,024	542,319

Tesla, Inc.*	8,254	5,824,600

Total Automobiles		6,747,342

Banks – 3.4%

Bank of America Corp.	89,965	2,726,839

Citigroup, Inc.	23,992	1,479,347

Citizens Financial Group, Inc.	4,876	174,366

Fifth Third Bancorp	7,025	193,679

First Republic Bank	2,165	318,103

JPMorgan Chase & Co.	35,509	4,512,129

KeyCorp	11,900	195,279

M&T Bank Corp.	1,246	158,616

PNC Financial Services Group, Inc. (The)	4,817	717,733

Regions Financial Corp.	10,801	174,112

SVB Financial Group*	509	197,405

Truist Financial Corp.	15,000	718,950

U.S. Bancorp	15,916	741,526

Wells Fargo & Co.	47,531	1,434,486

Total Banks		13,742,570

Beverages – 1.5%

Brown-Forman Corp. Class B	3,403	270,300

Coca-Cola Co. (The)	44,308	2,429,851

Constellation Brands, Inc. Class A	1,784	390,785

Keurig Dr. Pepper, Inc.	6,984	223,488

Monster Beverage Corp.*	4,279	395,722

PepsiCo, Inc.	16,175	2,398,753

Total Beverages		6,108,899

Biotechnology – 1.8%

AbbVie, Inc.	20,504	2,197,004

Alexion Pharmaceuticals, Inc.*	2,139	334,197

Alnylam Pharmaceuticals, Inc.*	794	103,196

Amgen, Inc.	6,168	1,418,147

Biogen, Inc.*	1,613	394,959

BioMarin Pharmaceutical, Inc.*	1,750	153,457

Exact Sciences Corp.*	1,606	212,779

Gilead Sciences, Inc.	11,703	681,817

Incyte Corp.*	2,230	193,965

Moderna, Inc.*	3,182	332,424

Regeneron Pharmaceuticals, Inc.*	889	429,485

Seagen, Inc.*	1,628	285,128

Vertex Pharmaceuticals, Inc.*	2,318	547,836

Total Biotechnology		7,284,394

Building Products – 0.4%

Carrier Global Corp.	8,382	316,169

Fortune Brands Home & Security, Inc.	1,249	107,064

Johnson Controls International PLC	9,123	425,041

Masco Corp.	3,212	176,435

Trane Technologies PLC	2,872	416,900

Total Building Products		1,441,609

Capital Markets – 2.5%

Ameriprise Financial, Inc.	1,445	280,807

Apollo Global Management, Inc.	2,328	114,025

Bank of New York Mellon Corp. (The)	10,031	425,716

BlackRock, Inc.	1,666	1,202,086

Blackstone Group, Inc. (The) Class A	7,547	489,121

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

Charles Schwab Corp. (The)	14,023	$743,780

CME Group, Inc.	3,788	689,605

FactSet Research Systems, Inc.	349	116,043

Goldman Sachs Group, Inc. (The)	4,113	1,084,639

Intercontinental Exchange, Inc.	6,734	776,363

KKR & Co., Inc. Class A	6,064	245,531

MarketAxess Holdings, Inc.	382	217,954

Moody’s Corp.	1,970	571,773

Morgan Stanley	13,277	909,873

MSCI, Inc.	977	436,260

Nasdaq, Inc.	1,097	145,616

Northern Trust Corp.	2,458	228,938

S&P Global, Inc.	2,788	916,499

State Street Corp.	4,412	321,105

T. Rowe Price Group, Inc.	2,602	393,917

Total Capital Markets		10,309,651

Chemicals – 1.1%

Air Products & Chemicals, Inc.	2,374	648,624

Celanese Corp.	1,445	187,763

Corteva, Inc.	8,332	322,615

Dow, Inc.	8,087	448,829

DuPont de Nemours, Inc.	8,285	589,146

Eastman Chemical Co.	1,127	113,016

Ecolab, Inc.	3,009	651,027

FMC Corp.	1,679	192,968

International Flavors & Fragrances, Inc.	892	97,085

LyondellBasell Industries N.V. Class A	2,435	223,192

PPG Industries, Inc.	2,762	398,336

Sherwin-Williams Co. (The)	944	693,755

Total Chemicals		4,566,356

Commercial Services & Supplies – 0.5%

Cintas Corp.	1,114	393,754

Copart, Inc.*	2,559	325,633

Republic Services, Inc.	2,419	232,950

Rollins, Inc.	2,700	105,489

Waste Connections, Inc.	2,641	270,887

Waste Management, Inc.	4,845	571,371

Total Commercial Services & Supplies		1,900,084

Communications Equipment – 0.7%

Arista Networks, Inc.*	616	178,991

Cisco Systems, Inc.	49,997	2,237,366

Motorola Solutions, Inc.	1,765	300,156

Total Communications Equipment		2,716,513

Construction & Engineering – 0.0%

Jacobs Engineering Group, Inc.	1,613	175,752

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	773	219,509

Vulcan Materials Co.	1,430	212,083

Total Construction Materials		431,592

Consumer Finance – 0.5%

Ally Financial, Inc.	3,721	132,691

American Express Co.	7,801	943,219

Capital One Financial Corp.	4,853	479,719

Discover Financial Services	3,370	305,086

Synchrony Financial	5,870	203,748

Total Consumer Finance		2,064,463

Containers & Packaging – 0.2%

Amcor PLC	15,931	187,508

Avery Dennison Corp.	714	110,748

Ball Corp.	3,228	300,785

Crown Holdings, Inc.*	1,263	126,553

International Paper Co.	4,376	217,575

Total Containers & Packaging		943,169

Distributors – 0.1%

Genuine Parts Co.	1,413	141,908

Pool Corp.	379	141,177

Total Distributors		283,085

Diversified Financial Services – 1.3%

Berkshire Hathaway, Inc. Class A*	5	1,739,075

Berkshire Hathaway, Inc. Class B*	14,744	3,418,691

Total Diversified Financial Services		5,157,766

Diversified Telecommunication Services – 1.3%

AT&T, Inc.	80,990	2,329,272

CenturyLink, Inc.	9,245	90,139

Verizon Communications, Inc.	47,093	2,766,714

Total Diversified Telecommunication Services		5,186,125

Electric Utilities – 1.5%

Alliant Energy Corp.	3,069	158,146

American Electric Power Co., Inc.	5,206	433,504

Duke Energy Corp.	8,366	765,991

Edison International	3,830	240,601

Entergy Corp.	2,368	236,421

Evergy, Inc.	2,384	132,336

Eversource Energy	3,297	285,223

Exelon Corp.	11,304	477,255

FirstEnergy Corp.	6,096	186,598

NextEra Energy, Inc.	21,163	1,632,725

PG&E Corp.*	14,213	177,094

PPL Corp.	9,066	255,661

Southern Co. (The)	12,051	740,293

Xcel Energy, Inc.	5,280	352,018

Total Electric Utilities		6,073,866

Electrical Equipment – 0.5%

AMETEK, Inc.	2,646	320,007

Eaton Corp. PLC	4,665	560,453

Emerson Electric Co.	7,190	577,860

Generac Holdings, Inc.*	494	112,341

Rockwell Automation, Inc.	1,338	335,584

Total Electrical Equipment		1,906,245

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp. Class A	3,053	399,241

CDW Corp.	1,452	191,359

Cognex Corp.	1,487	119,384

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

Corning, Inc.	9,084	$327,024

Keysight Technologies, Inc.*	1,807	238,687

TE Connectivity Ltd.	3,992	483,312

Trimble, Inc.*	2,059	137,479

Zebra Technologies Corp. Class A*	495	190,243

Total Electronic Equipment, Instruments & Components		2,086,729

Energy Equipment & Services – 0.1%

Halliburton Co.	8,792	166,169

Schlumberger N.V.	15,142	330,550

Total Energy Equipment & Services		496,719

Entertainment – 2.1%

Activision Blizzard, Inc.	8,063	748,649

Electronic Arts, Inc.	3,506	503,462

Netflix, Inc.*	4,718	2,551,164

Roku, Inc.*	1,032	342,645

Spotify Technology S.A.*	1,050	330,393

Take-Two Interactive Software, Inc.*	1,339	278,231

Walt Disney Co. (The)*	21,294	3,858,047

Total Entertainment		8,612,591

Equity Real Estate Investment Trusts (REITs) – 2.0%

Alexandria Real Estate Equities, Inc.	1,094	194,973

American Tower Corp.	5,003	1,122,973

AvalonBay Communities, Inc.	1,426	228,773

Boston Properties, Inc.	1,347	127,332

Crown Castle International Corp.	4,768	759,018

Digital Realty Trust, Inc.	2,584	360,494

Duke Realty Corp.	3,914	156,443

Equinix, Inc.	964	688,470

Equity LifeStyle Properties, Inc.	1,613	102,200

Equity Residential	3,669	217,498

Essex Property Trust, Inc.	631	149,812

Extra Space Storage, Inc.	1,547	179,235

Healthpeak Properties, Inc.	5,330	161,126

Invitation Homes, Inc.	6,322	187,763

Mid-America Apartment Communities, Inc.	1,107	140,246

Prologis, Inc.	8,256	822,793

Public Storage	1,626	375,492

Realty Income Corp.	4,064	252,659

SBA Communications Corp.	1,300	366,769

Simon Property Group, Inc.	3,082	262,833

Sun Communities, Inc.	1,195	181,580

Ventas, Inc.	3,678	180,369

VICI Properties, Inc.	6,951	177,251

W.P. Carey, Inc.	1,971	139,113

Welltower, Inc.	4,839	312,696

Weyerhaeuser Co.	8,096	271,459

Total Equity Real Estate Investment Trusts (REITs)		8,119,370

Food & Staples Retailing – 1.3%

Costco Wholesale Corp.	5,128	1,932,128

Kroger Co. (The)	8,193	260,210

Sysco Corp.	5,756	427,440

Walgreens Boots Alliance, Inc.	8,709	347,315

Walmart, Inc.	16,299	2,349,501

Total Food & Staples Retailing		5,316,594

Food Products – 0.8%

Archer-Daniels-Midland Co.	6,277	316,424

Beyond Meat, Inc.*	589	73,625

Campbell Soup Co.	2,448	118,361

Conagra Brands, Inc.	5,016	181,880

General Mills, Inc.	7,066	415,481

Hershey Co. (The)	1,453	221,335

Hormel Foods Corp.	3,626	169,008

J.M. Smucker Co. (The)	1,115	128,894

Kellogg Co.	3,270	203,492

Kraft Heinz Co. (The)	4,417	153,093

McCormick & Co., Inc. Non-Voting Shares	2,210	211,276

Mondelez International, Inc. Class A	16,274	951,541

Tyson Foods, Inc. Class A	2,855	183,976

Total Food Products		3,328,386

Gas Utilities – 0.0%

Atmos Energy Corp.	1,037	98,961

Health Care Equipment & Supplies – 3.2%

Abbott Laboratories	20,716	2,268,195

ABIOMED, Inc.*	368	119,306

Align Technology, Inc.*	760	406,129

Baxter International, Inc.	5,782	463,948

Becton, Dickinson and Co.	3,105	776,933

Boston Scientific Corp.*	16,181	581,707

Cooper Cos., Inc. (The)	486	176,573

Danaher Corp.	7,054	1,566,976

DexCom, Inc.*	922	340,882

Edwards Lifesciences Corp.*	7,054	643,536

Hologic, Inc.*	2,113	153,890

IDEXX Laboratories, Inc.*	894	446,884

Insulet Corp.*	445	113,755

Intuitive Surgical, Inc.*	1,099	899,092

Masimo Corp.*	413	110,841

Medtronic PLC	15,117	1,770,805

ResMed, Inc.	1,396	296,734

STERIS PLC	963	182,527

Stryker Corp.	3,749	918,655

Teleflex, Inc.	404	166,274

Varian Medical Systems, Inc.*	1,101	192,686

West Pharmaceutical Services, Inc.	691	195,767

Zimmer Biomet Holdings, Inc.	2,406	370,740

Total Health Care Equipment & Supplies		13,162,835

Health Care Providers & Services – 2.2%

AmerisourceBergen Corp.	1,809	176,848

Anthem, Inc.	2,632	845,109

Cardinal Health, Inc.	3,580	191,745

Centene Corp.*	5,045	302,851

Cigna Corp.	3,797	790,460

CVS Health Corp.	15,403	1,052,025

Guardant Health, Inc.*	849	109,419

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

HCA Healthcare, Inc.	2,756	$453,252

Humana, Inc.	1,337	548,531

Laboratory Corp. of America Holdings*	1,133	230,622

McKesson Corp.	1,865	324,361

Quest Diagnostics, Inc.	1,643	195,796

UnitedHealth Group, Inc.	10,512	3,686,348

Total Health Care Providers & Services		8,907,367

Health Care Technology – 0.2%

Cerner Corp.	3,629	284,804

Teladoc Health, Inc.*	1,660	331,934

Veeva Systems, Inc. Class A*	1,418	386,050

Total Health Care Technology		1,002,788

Hotels, Restaurants & Leisure – 1.4%

Chipotle Mexican Grill, Inc.*	315	436,814

Darden Restaurants, Inc.	1,197	142,587

Domino’s Pizza, Inc.	400	153,384

DraftKings, Inc. Class A*	3,059	142,427

Hilton Worldwide Holdings, Inc.	3,017	335,671

Las Vegas Sands Corp.	4,208	250,797

Marriott International, Inc. Class A	2,983	393,517

McDonald’s Corp.	8,438	1,810,626

Royal Caribbean Cruises Ltd.	1,656	123,687

Starbucks Corp.	13,878	1,484,668

Yum! Brands, Inc.	2,889	313,630

Total Hotels, Restaurants & Leisure		5,587,808

Household Durables – 0.2%

D.R. Horton, Inc.	3,965	273,268

Garmin Ltd.	1,458	174,464

Lennar Corp. Class A	2,999	228,614

NVR, Inc.*	35	142,795

PulteGroup, Inc.	3,305	142,512

Total Household Durables		961,653

Household Products – 1.4%

Church & Dwight Co., Inc.	2,676	233,427

Clorox Co. (The)	1,468	296,419

Colgate-Palmolive Co.	10,256	876,991

Kimberly-Clark Corp.	3,681	496,309

Procter & Gamble Co. (The)	28,299	3,937,523

Total Household Products		5,840,669

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp. (The)	5,922	139,167

Industrial Conglomerates – 1.1%

3M Co.	6,848	1,196,962

General Electric Co.	90,589	978,361

Honeywell International, Inc.	8,171	1,737,972

Roper Technologies, Inc.	1,036	446,609

Total Industrial Conglomerates		4,359,904

Insurance – 1.5%

Aflac, Inc.	8,003	355,893

Allstate Corp. (The)	3,655	401,794

American International Group, Inc.	8,555	323,892

Aon PLC Class A	2,656	561,133

Arch Capital Group Ltd.*	3,432	123,792

Arthur J. Gallagher & Co.	2,232	276,121

Brown & Brown, Inc.	2,180	103,354

Chubb Ltd.	5,113	786,993

Cincinnati Financial Corp.	1,439	125,726

Hartford Financial Services Group, Inc. (The)	3,818	187,006

Markel Corp.*	161	166,361

Marsh & McLennan Cos., Inc.	5,365	627,705

MetLife, Inc.	9,482	445,180

Principal Financial Group, Inc.	2,382	118,171

Progressive Corp. (The)	6,690	661,507

Prudential Financial, Inc.	4,086	318,994

Travelers Cos., Inc. (The)	2,972	417,180

Willis Towers Watson PLC	1,337	281,679

Total Insurance		6,282,481

Interactive Media & Services – 5.3%

Alphabet, Inc. Class A*	3,405	5,967,739

Alphabet, Inc. Class C*	3,684	6,453,926

Facebook, Inc. Class A*	26,622	7,272,065

Match Group, Inc.*	2,503	378,429

Pinterest, Inc. Class A*	5,042	332,268

Snap, Inc. Class A*	10,692	535,348

Twitter, Inc.*	9,617	520,761

Zillow Group, Inc. Class C*	1,070	138,886

Total Interactive Media & Services		21,599,422

Internet & Direct Marketing Retail – 4.4%

Amazon.com, Inc.*	4,991	16,255,338

Booking Holdings, Inc.*	437	973,317

eBay, Inc.	8,512	427,728

Etsy, Inc.*	1,157	205,842

Expedia Group, Inc.	1,091	144,448

Wayfair, Inc. Class A*	556	125,550

Total Internet & Direct Marketing Retail		18,132,223

IT Services – 5.4%

Accenture PLC Class A	7,150	1,867,651

Akamai Technologies, Inc.*	1,941	203,786

Automatic Data Processing, Inc.	4,818	848,932

Booz Allen Hamilton Holding Corp.	1,360	118,565

Broadridge Financial Solutions, Inc.	1,246	190,887

Cognizant Technology Solutions Corp. Class A	6,590	540,050

EPAM Systems, Inc.*	571	204,618

Fidelity National Information Services, Inc.	6,863	970,840

Fiserv, Inc.*	6,119	696,709

FleetCor Technologies, Inc.*	784	213,899

Gartner, Inc.*	928	148,656

Global Payments, Inc.	2,792	601,453

GoDaddy, Inc. Class A*	1,934	160,425

International Business Machines Corp.	10,113	1,273,024

Jack Henry & Associates, Inc.	670	108,533

Leidos Holdings, Inc.	1,399	147,063

MasterCard, Inc. Class A	10,391	3,708,964

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

MongoDB, Inc.*	473	$169,826

Okta, Inc.*	1,216	309,180

Paychex, Inc.	3,697	344,486

PayPal Holdings, Inc.*	13,830	3,238,986

Square, Inc. Class A*	4,447	967,845

Twilio, Inc. Class A*	1,551	525,014

VeriSign, Inc.*	1,115	241,286

Visa, Inc. Class A	19,535	4,272,891

Total IT Services		22,073,569

Leisure Products – 0.1%

Hasbro, Inc.	1,251	117,018

Peloton Interactive, Inc. Class A*	2,251	341,522

Total Leisure Products		458,540

Life Sciences Tools & Services – 1.0%

Agilent Technologies, Inc.	3,485	412,938

Bio-Rad Laboratories, Inc. Class A*	235	136,991

Charles River Laboratories International, Inc.*	462	115,435

Illumina, Inc.*	1,284	475,080

IQVIA Holdings, Inc.*	2,157	386,470

Mettler-Toledo International, Inc.*	222	253,009

PerkinElmer, Inc.	954	136,899

Thermo Fisher Scientific, Inc.	4,670	2,175,192

Waters Corp.*	721	178,390

Total Life Sciences Tools & Services		4,270,404

Machinery – 1.4%

Caterpillar, Inc.	6,455	1,174,939

Cummins, Inc.	1,705	387,205

Deere & Co.	3,377	908,582

Dover Corp.	1,742	219,928

Fortive Corp.	3,205	226,978

Graco, Inc.	1,526	110,406

IDEX Corp.	730	145,416

Illinois Tool Works, Inc.	3,235	659,552

Ingersoll Rand, Inc.*	3,097	141,099

Nordson Corp.	506	101,681

Otis Worldwide Corp.	4,803	324,443

PACCAR, Inc.	4,224	364,447

Parker-Hannifin Corp.	1,586	432,042

Stanley Black & Decker, Inc.	1,843	329,086

Westinghouse Air Brake Technologies Corp.	2,011	147,205

Xylem, Inc.	1,882	191,569

Total Machinery		5,864,578

Media – 1.2%

Altice USA, Inc. Class A*	5,815	220,214

Charter Communications, Inc. Class A*	1,635	1,081,634

Comcast Corp. Class A	53,015	2,777,986

Liberty Broadband Corp. Class C*	2,488	394,025

Omnicom Group, Inc.	2,314	144,324

ViacomCBS, Inc. Class B	5,601	208,693

Total Media		4,826,876

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	15,930	414,499

Newmont Corp.	8,923	534,398

Nucor Corp.	2,992	159,145

Total Metals & Mining		1,108,042

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Annaly Capital Management, Inc.	13,094	110,644

Multi-Utilities – 0.6%

Ameren Corp.	2,493	194,604

CenterPoint Energy, Inc.	5,136	111,143

Consolidated Edison, Inc.	3,855	278,601

Dominion Energy, Inc.	8,921	670,859

DTE Energy Co.	1,723	209,189

Public Service Enterprise Group, Inc.	5,294	308,640

Sempra Energy	2,777	353,817

WEC Energy Group, Inc.	3,421	314,835

Total Multi-Utilities		2,441,688

Multiline Retail – 0.4%

Dollar General Corp.	2,430	511,029

Dollar Tree, Inc.*	2,821	304,781

Target Corp.	5,798	1,023,521

Total Multiline Retail		1,839,331

Oil, Gas & Consumable Fuels – 1.7%

Cheniere Energy, Inc.*	3,164	189,935

Chevron Corp.	22,061	1,863,051

ConocoPhillips	12,807	512,152

EOG Resources, Inc.	4,677	233,242

Exxon Mobil Corp.	49,002	2,019,862

Hess Corp.	3,307	174,577

Kinder Morgan, Inc.	25,122	343,418

Marathon Petroleum Corp.	7,538	311,772

Occidental Petroleum Corp.	9,165	158,646

ONEOK, Inc.	4,175	160,237

Phillips 66	4,781	334,383

Pioneer Natural Resources Co.	1,724	196,346

Valero Energy Corp.	4,902	277,306

Williams Cos., Inc. (The)	14,388	288,479

Total Oil, Gas & Consumable Fuels		7,063,406

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The) Class A	2,385	634,863

Pharmaceuticals – 3.4%

Bristol-Myers Squibb Co.	25,870	1,604,716

Catalent, Inc.*	1,325	137,893

Eli Lilly & Co.	9,970	1,683,335

Horizon Therapeutics PLC*	2,266	165,758

Johnson & Johnson	30,094	4,736,193

Merck & Co., Inc.	27,363	2,238,293

Pfizer, Inc.	61,917	2,279,165

Zoetis, Inc.	5,666	937,723

Total Pharmaceuticals		13,783,076

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

Professional Services – 0.4%

CoStar Group, Inc.*	385	$355,848

Equifax, Inc.	1,045	201,518

IHS Markit Ltd.	4,318	387,886

TransUnion	1,677	166,392

Verisk Analytics, Inc.	1,894	393,175

Total Professional Services		1,504,819

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	3,488	218,767

Road & Rail – 1.1%

CSX Corp.	7,689	697,777

Kansas City Southern	1,141	232,912

Norfolk Southern Corp.	3,064	728,037

Old Dominion Freight Line, Inc.	1,077	210,209

Uber Technologies, Inc.*	17,617	898,467

Union Pacific Corp.	8,034	1,672,839

Total Road & Rail		4,440,241

Semiconductors & Semiconductor Equipment – 4.5%

Advanced Micro Devices, Inc.*	13,912	1,275,870

Analog Devices, Inc.	4,467	659,910

Applied Materials, Inc.	9,793	845,136

Broadcom, Inc.	3,551	1,554,805

Intel Corp.	47,284	2,355,689

KLA Corp.	1,460	378,009

Lam Research Corp.	1,536	725,407

Marvell Technology Group Ltd.	6,222	295,794

Maxim Integrated Products, Inc.	2,872	254,603

Microchip Technology, Inc.	2,765	381,874

Micron Technology, Inc.*	13,358	1,004,254

Monolithic Power Systems, Inc.	425	155,648

NVIDIA Corp.	6,751	3,525,372

Qorvo, Inc.*	1,026	170,593

QUALCOMM, Inc.	12,989	1,978,744

Skyworks Solutions, Inc.	1,731	264,635

SolarEdge Technologies, Inc.*	427	136,264

Teradyne, Inc.	1,564	187,508

Texas Instruments, Inc.	10,302	1,690,867

Xilinx, Inc.	2,629	372,713

Total Semiconductors & Semiconductor Equipment		18,213,695

Software – 8.7%

Adobe, Inc.*	4,977	2,489,097

ANSYS, Inc.*	892	324,510

Atlassian Corp. PLC Class A*	1,068	249,773

Autodesk, Inc.*	2,344	715,717

Avalara, Inc.*	762	125,646

Cadence Design Systems, Inc.*	3,222	439,578

Citrix Systems, Inc.	1,299	169,000

Coupa Software, Inc.*	651	220,630

Crowdstrike Holdings, Inc. Class A*	1,933	409,448

Datadog, Inc. Class A*	1,794	176,601

DocuSign, Inc.*	1,919	426,594

Fair Isaac Corp.*	269	137,470

Fortinet, Inc.*	1,497	222,349

HubSpot, Inc.*	384	152,233

Intuit, Inc.	2,665	1,012,300

Microsoft Corp.	87,063	19,364,553

NortonLifeLock, Inc.	6,480	134,654

Nuance Communications, Inc.*	3,799	167,498

Oracle Corp.	21,497	1,390,641

Palo Alto Networks, Inc.*	1,064	378,135

Paycom Software, Inc.*	505	228,386

RingCentral, Inc. Class A*	729	276,269

salesforce.com, Inc.*	9,764	2,172,783

ServiceNow, Inc.*	1,898	1,044,716

Slack Technologies, Inc. Class A*	4,492	189,742

Splunk, Inc.*	1,683	285,925

SS&C Technologies Holdings, Inc.	2,925	212,794

Synopsys, Inc.*	1,452	376,417

Trade Desk, Inc. (The) Class A*	425	340,425

Tyler Technologies, Inc.*	385	168,060

VMware, Inc. Class A*	851	119,361

Workday, Inc. Class A*	1,829	438,247

Zendesk, Inc.*	989	141,546

Zoom Video Communications, Inc. Class A*	2,245	757,283

Zscaler, Inc.*	771	153,976

Total Software		35,612,357

Specialty Retail – 1.9%

Advance Auto Parts, Inc.	870	137,034

AutoZone, Inc.*	242	286,877

Best Buy Co., Inc.	2,512	250,672

Burlington Stores, Inc.*	593	155,099

CarMax, Inc.*	1,652	156,048

Carvana Co.*	516	123,603

Home Depot, Inc. (The)	11,802	3,134,847

Lowe’s Cos., Inc.	8,947	1,436,083

O’Reilly Automotive, Inc.*	861	389,663

Ross Stores, Inc.	3,646	447,765

Tiffany & Co.	730	95,959

TJX Cos., Inc. (The)	13,629	930,724

Tractor Supply Co.	1,411	198,358

Ulta Beauty, Inc.*	553	158,799

Total Specialty Retail		7,901,531

Technology Hardware, Storage & Peripherals – 6.4%

Apple, Inc.	187,005	24,813,693

Dell Technologies, Inc. Class C*	3,106	227,639

Hewlett Packard Enterprise Co.	13,386	158,624

HP, Inc.	15,994	393,292

Seagate Technology PLC	3,162	196,550

Western Digital Corp.	4,002	221,671

Total Technology Hardware, Storage & Peripherals		26,011,469

Textiles, Apparel & Luxury Goods – 0.7%

lululemon athletica, Inc.*	1,114	387,705

NIKE, Inc. Class B	13,978	1,977,468

VF Corp.	3,554	303,547

Total Textiles, Apparel & Luxury Goods		2,668,720

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2020

Investments	Shares	Value

Tobacco – 0.5%

Altria Group, Inc.	20,029	$821,189

Philip Morris International, Inc.	16,915	1,400,393

Total Tobacco		2,221,582

Trading Companies & Distributors – 0.2%

Fastenal Co.	6,687	326,526

United Rentals, Inc.*	897	208,023

W.W. Grainger, Inc.	525	214,379

Total Trading Companies & Distributors		748,928

Water Utilities – 0.1%

American Water Works Co., Inc.	1,903	292,053

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.*	6,813	918,733
Total United States		365,223,456
TOTAL COMMON STOCKS (Cost: $288,480,699)		368,827,882

	Principal Amount

U.S. GOVERNMENT OBLIGATIONS – 0.6%

U.S. Treasury Bill – 0.6%
0.12%, 2/25/21(a)(b)
(Cost: $2,648,487)	$2,649,000	2,648,780

TOTAL INVESTMENTS IN SECURITIES – 91.1% (Cost: $291,129,186)		371,476,662

Other Assets less Liabilities – 8.9%		36,133,781

NET ASSETS – 100.0%		$407,610,443

*	Non-income producing security.

(a)	Interest rate shown reflects the yield to maturity at the time of purchase.

(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $2,648,780 as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	213	3/31/21	$47,068,008	$42,164
5 Year U.S. Treasury Note	374	3/31/21	47,185,360	88,220
10 Year U.S. Treasury Note	341	3/22/21	47,084,641	(9,179)
U.S. Treasury Long Bond	273	3/22/21	47,280,187	(580,918)
Ultra 10 Year U.S. Treasury Note	302	3/22/21	47,220,531	(272,316)
			$235,838,727	$(732,029)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$368,827,882	$—	$—	$368,827,882
U.S. Government Obligations	—	2,648,780	—	2,648,780
Total Investments in Securities	$368,827,882	$2,648,780	$—	$371,476,662
Financial Derivative Instruments
Futures Contracts[1]	$130,384	$—	$—	$130,384
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(862,413)	$—	$—	$(862,413)
Total – Net	$368,095,853	$2,648,780	$—	$370,744,633
[1] Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 1.6%

IT Services – 1.6%

Shopify, Inc. Class A*	17,708	$20,044,570

Israel – 1.2%

IT Services – 1.2%

Wix.com Ltd.*	62,706	15,673,992

United States – 97.1%

Health Care Technology – 1.5%

Veeva Systems, Inc. Class A*	67,663	18,421,252

IT Services – 8.8%

Fastly, Inc. Class A*(a)	209,935	18,342,021

Okta, Inc.*	85,747	21,802,032

PayPal Holdings, Inc.*	91,437	21,414,546

Square, Inc. Class A*	116,311	25,313,926

Twilio, Inc. Class A*	71,284	24,129,634

Total IT Services		111,002,159

Software – 86.8%

2U, Inc.*(a)	464,849	18,598,609

Adobe, Inc.*	37,935	18,972,052

Anaplan, Inc.*(a)	365,585	26,267,282

Appfolio, Inc. Class A*	108,230	19,485,729

Atlassian Corp. PLC Class A*	108,325	25,333,968

Avalara, Inc.*	146,805	24,206,676

Bill.com Holdings, Inc.*	186,740	25,490,010

Blackline, Inc.*(a)	238,562	31,819,400

Box, Inc. Class A*	1,007,968	18,193,822

Cloudflare, Inc. Class A*	460,613	35,001,982

Coupa Software, Inc.*	59,278	20,089,907

Crowdstrike Holdings, Inc. Class A*	161,077	34,119,330

Datadog, Inc. Class A*	207,987	20,474,240

DocuSign, Inc.*	84,972	18,889,276

Domo, Inc. Class B*(a)	477,283	30,436,337

Dropbox, Inc. Class A*	898,434	19,936,251

Elastic N.V.*	170,472	24,911,073

Everbridge, Inc.*(a)	129,998	19,378,802

Five9, Inc.*	143,995	25,112,728

HubSpot, Inc.*	63,466	25,160,461

Medallia, Inc.*(a)	558,140	18,541,411

Mimecast Ltd.*	384,474	21,853,502

New Relic, Inc.*	308,276	20,161,250

PagerDuty, Inc.*(a)	615,347	25,659,970

Paycom Software, Inc.*	62,800	28,401,300

Paylocity Holding Corp.*	133,041	27,394,472

Pluralsight, Inc. Class A*(a)	858,082	17,985,399

Proofpoint, Inc.*	162,013	22,100,193

Q2 Holdings, Inc.*(a)	185,004	23,408,556

Qualys, Inc.*	168,060	20,481,472

RealPage, Inc.*	297,946	25,992,809

RingCentral, Inc. Class A*	61,967	23,483,634

salesforce.com, Inc.*	86,994	19,358,775

ServiceNow, Inc.*	40,146	22,097,563

Slack Technologies, Inc. Class A*	618,972	26,145,377

Smartsheet, Inc. Class A*	372,095	25,782,463

Sprout Social, Inc. Class A*	526,512	23,908,910

SVMK, Inc.*	762,966	19,493,781

Tenable Holdings, Inc.*	516,680	27,001,697

Workday, Inc. Class A*	92,708	22,213,764

Workiva, Inc.*	326,241	29,890,200

Yext, Inc.*(a)	1,026,105	16,130,371

Zendesk, Inc.*	209,218	29,943,280

Zoom Video Communications, Inc. Class A*	61,768	20,835,582

Zscaler, Inc.*	132,868	26,535,068

Zuora, Inc. Class A*(a)	1,539,999	21,452,186

Total Software		1,088,130,920
Total United States		1,217,554,331
TOTAL COMMON STOCKS (Cost: $1,000,018,848)		1,253,272,893

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%

United States – 3.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b)
(Cost: $47,077,234)	47,077,234	47,077,234

TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $1,047,096,082)		1,300,350,127

Other Assets less Liabilities – (3.7)%		(46,334,190)

NET ASSETS – 100.0%		$1,254,015,937

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2020 (See Note 2). At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $81,010,708 and the total market value of the collateral held by the Fund was $84,243,113. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $37,165,879.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,253,272,893	$—	$—	$1,253,272,893
Investment of Cash Collateral for Securities Loaned	—	47,077,234	—	47,077,234
Total Investments in Securities	$1,253,272,893	$47,077,234	$—	$1,300,350,127

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2020

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree International ESG Fund	WisdomTree U.S. Corporate Bond Fund
ASSETS:

Investments, at cost	$137,040,780	$34,996,057	$26,434,338	$15,583,162	$57,545,713

Foreign currency, at cost	84,146	10,126	6,981	2,119	—
Investments in securities, at value[1,2] (Note 2)	150,384,986	38,622,878	36,378,256	19,986,845	59,474,157

Cash	81,409	36,090	3,950	7,090	465,431

Foreign currency, at value	84,352	10,206	6,983	2,150	—

Unrealized appreciation on foreign currency contracts	6,844	2,365	—	1	—

Receivables:
Investment securities sold[3]	—	126,371	70,982	—	—

Dividends	229,044	45,006	42,154	15,908	—

Securities lending income	1,728	2,104	597	—	436

Interest	—	—	—	—	509,133

Foreign tax reclaims	810,492	17,892	552	23,202	—
Total Assets	151,598,855	38,862,912	36,503,474	20,035,196	60,449,157
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,368,726	368,218	—	1	—

Payables:

Cash collateral received for securities loaned (Note 2)	2,902,282	1,163,807	342,073	—	4,472,593

Investment securities purchased	43,624	—	—	—	—

Advisory fees (Note 3)	49,649	14,998	9,509	5,024	8,546

Service fees (Note 2)	546	137	131	74	209

Foreign capital gains tax	—	—	77,408	—	—
Total Liabilities	4,364,827	1,547,160	429,121	5,099	4,481,348
NET ASSETS	$147,234,028	$37,315,752	$36,074,353	$20,030,097	$55,967,809
NET ASSETS:

Paid-in capital	$174,422,035	$40,698,458	$37,106,784	$19,345,368	$53,618,985

Total distributable earnings (loss)	(27,188,007)	(3,382,706)	(1,032,431)	684,729	2,348,824
NET ASSETS	$147,234,028	$37,315,752	$36,074,353	$20,030,097	$55,967,809
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,250,000	1,200,000	1,000,000	700,000	1,000,000
Net asset value per share	$28.04	$31.10	$36.07	$28.61	$55.97
[1] Includes market value of securities out on loan of:	$4,390,843	$3,274,492	$743,936	—	$4,368,377
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement of:	—	$850	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2020

	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree U.S. Short- Term High Yield Corporate Bond Fund	WisdomTree 90/60 U.S. Balanced Fund	WisdomTree Cloud Computing Fund
ASSETS:

Investments, at cost	$114,342,728	$31,594,463	$17,104,475	$291,129,186	$1,047,096,082
Investments in securities, at value[1,2] (Note 2)	118,596,822	32,335,356	17,391,524	371,476,662	1,300,350,127

Cash	4,434,374	1,083,930	391,635	35,550,548	1,175,107

Receivables:

Investment securities sold	12,561	—	—	—	—

Capital shares sold	—	—	—	1,827,858	—

Dividends	—	—	—	250,432	—

Securities lending income	1,692	198	564	—	11,257

Interest	1,634,623	242,555	204,825	—	—

Net variation margin on futures contracts	—	—	—	218,870	—
Total Assets	124,680,072	33,662,039	17,988,548	409,324,370	1,301,536,491
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	8,396,765	2,587,303	3,205,440	—	47,077,234

Investment securities purchased	1,217,960	—	—	1,645,038	—

Advisory fees (Note 3)	35,515	4,747	6,167	67,406	439,027

Service fees (Note 2)	411	116	71	1,483	4,293
Total Liabilities	9,650,651	2,592,166	3,211,678	1,713,927	47,520,554
NET ASSETS	$115,029,421	$31,069,873	$14,776,870	$407,610,443	$1,254,015,937
NET ASSETS:

Paid-in capital	$110,913,427	$30,303,959	$15,380,739	$328,132,475	$945,755,795

Total distributable earnings (loss)	4,115,994	765,914	(603,869)	79,477,968	308,260,142
NET ASSETS	$115,029,421	$31,069,873	$14,776,870	$407,610,443	$1,254,015,937
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,200,000	600,000	300,000	11,150,000	23,425,004
Net asset value per share	$52.29	$51.78	$49.26	$36.56	$53.53
[1] Includes market value of securities out on loan of:	$8,462,194	$2,520,453	$3,266,331	—	$81,010,708
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

92	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended December 31, 2020

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree International ESG Fund	WisdomTree U.S. Corporate Bond Fund
INVESTMENT INCOME:

Dividends[1]	$2,042,783	$412,227	$323,439	$167,204	$—

Dividends from affiliates (Note 3)	—	—	1,318	—	—

Interest	—	—	—	—	527,278

Non-cash dividends	219,583	1,129	5,171	15,788	—

Securities lending income (Note 2)	14,803	17,089	3,286	—	1,934
Total investment income	2,277,169	430,445	333,214	182,992	529,212
EXPENSES:

Advisory fees (Note 3)	321,641	89,921	55,677	28,599	53,535

Service fees (Note 2)	3,538	824	766	419	981
Total expenses	325,179	90,745	56,443	29,018	54,516
Expense waivers (Note 3)	(28,142)	(6,323)	(16)	—	(13,420)
Net expenses	297,037	84,422	56,427	29,018	41,096
Net investment income	1,980,132	346,023	276,787	153,974	488,116
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(12,142,470)	(1,075,623)	1,590,421	941,764	205,037

Investment transactions in affiliates (Note 3)	—	—	(3,116)	—	—

In-kind redemptions	5,684,706	623,858	685,837	214,501	392,808

Futures contracts	(40,380)	—	—	—	—

Foreign currency contracts	(6,093,119)	(1,164,933)	(13,553)	(2,829)	—

Foreign currency related transactions	16,196	(23,906)	7,459	5,517	—
Net realized gain (loss)	(12,575,067)	(1,640,604)	2,267,048	1,158,953	597,845
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	29,962,580	8,351,587	6,782,555	1,879,090	873,787

Foreign currency contracts	(69,094)	(67,121)	(4)	—	—

Translation of assets and liabilities denominated in foreign currencies	59,133	1,204	1,370	1,214	—
Net increase in unrealized appreciation/depreciation	29,952,619	8,285,670	6,783,921	1,880,304	873,787
Net realized and unrealized gain on investments	17,377,552	6,645,066	9,050,969	3,039,257	1,471,632
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,357,684	$6,991,089	$9,327,756	$3,193,231	$1,959,748
[1] Net of foreign withholding tax of:	$169,036	$39,516	$56,299	$19,301	—

See Notes to Financial Statements.

WisdomTree Trust	93

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended December 31, 2020

	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree U.S. Short- Term High Yield Corporate Bond Fund	WisdomTree 90/60 U.S. Balanced Fund	WisdomTree Cloud Computing Fund
INVESTMENT INCOME:

Dividends[1]	$—	$—	$—	$2,463,074	$—

Interest	2,347,773	250,938	546,615	1,351	—

Securities lending income (Note 2)	13,672	1,145	5,355	—	52,037
Total investment income	2,361,445	252,083	551,970	2,464,425	52,037
EXPENSES:

Advisory fees (Note 3)	197,439	33,836	52,608	339,562	1,847,024

Service fees (Note 2)	1,970	614	515	7,470	18,060
Total expenses	199,409	34,450	53,123	347,032	1,865,084
Expense waivers (Note 3)	(27,258)	(8,748)	(8,099)	—	—
Net expenses	172,151	25,702	45,024	347,032	1,865,084
Net investment income (loss)	2,189,294	226,381	506,946	2,117,393	(1,813,047)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(242,590)	125,996	(464,165)	(1,140,413)	(4,689,973)

In-kind redemptions	589,091	—	266,612	2,982,747	62,116,768

Futures contracts	—	—	—	(1,482,625)	—

Foreign currency contracts	—	—	—	(9)	—

Foreign currency related transactions	—	—	—	8	—
Net realized gain (loss)	346,501	125,996	(197,553)	359,708	57,426,795
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	5,994,810	51,112	1,358,081	56,780,048	202,301,176

Futures contracts	—	—	—	(952,459)	—
Net increase in unrealized appreciation/depreciation	5,994,810	51,112	1,358,081	55,827,589	202,301,176
Net realized and unrealized gain on investments	6,341,311	177,108	1,160,528	56,187,297	259,727,971
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,530,605	$403,489	$1,667,474	$58,304,690	$257,914,924
[1] Net of foreign withholding tax of:	—	—	—	$462	—

See Notes to Financial Statements.

94	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Emerging Markets ESG Fund

	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,980,132	$6,759,349	$346,023	$1,276,215	$276,787	$1,539,298

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(12,575,067)	(14,991,596)	(1,640,604)	(2,338,743)	2,267,048	(11,034,078)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	29,952,619	(17,695,284)	8,285,670	(4,266,000)	6,783,921	1,168,339
Net increase (decrease) in net assets resulting from operations	19,357,684	(25,927,531)	6,991,089	(5,328,528)	9,327,756	(8,326,441)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,545,918)	(6,668,730)	(783,306)	(1,234,753)	(443,540)	(1,732,870)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	26,090,935	—	23,212,365	—	15,996,072

Cost of shares redeemed	(66,722,258)	(47,711,888)	(6,907,300)	(12,674,510)	(6,292,148)	(22,807,795)
Net increase (decrease) in net assets resulting from capital share transactions	(66,722,258)	(21,620,953)	(6,907,300)	10,537,855	(6,292,148)	(6,811,723)
Net Increase (Decrease) in Net Assets	(50,910,492)	(54,217,214)	(699,517)	3,974,574	2,592,068	(16,871,034)
NET ASSETS:

Beginning of period	$198,144,520	$252,361,734	$38,015,269	$34,040,695	$33,482,285	$50,353,319

End of period	$147,234,028	$198,144,520	$37,315,752	$38,015,269	$36,074,353	$33,482,285
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,800,000	8,750,000	1,450,000	1,150,000	1,200,000	1,600,000

Shares created	—	950,000	—	800,000	—	500,000

Shares redeemed	(2,550,000)	(1,900,000)	(250,000)	(500,000)	(200,000)	(900,000)
Shares outstanding, end of period	5,250,000	7,800,000	1,200,000	1,450,000	1,000,000	1,200,000

See Notes to Financial Statements.

WisdomTree Trust	95

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International ESG Fund		WisdomTree U.S. Corporate Bond Fund		WisdomTree U.S. High Yield Corporate Bond Fund

	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$153,974	$517,773	$488,116	$458,905	$2,189,294	$1,787,854

Net realized gain (loss) on investments and foreign currency related transactions	1,158,953	(4,120,336)	597,845	(288,995)	346,501	(481,889)

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,880,304	3,487,248	873,787	880,520	5,994,810	(2,142,432)
Net increase (decrease) in net assets resulting from operations	3,193,231	(115,315)	1,959,748	1,050,430	8,530,605	(836,467)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(215,460)	(696,978)	(678,130)	(463,600)	(2,184,500)	(1,789,692)

Tax return of capital	—	—	—	—	—	(2,358)
Total distributions to shareholders	(215,460)	(696,978)	(678,130)	(463,600)	(2,184,500)	(1,792,050)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	1,309,671	22,168,591	42,399,291	55,945,954	50,258,393

Cost of shares redeemed	(1,310,321)	(10,883,686)	(5,559,645)	(10,018,086)	(10,345,962)	—
Net increase (decrease) in net assets resulting from capital share transactions	(1,310,321)	(9,574,015)	16,608,946	32,381,205	45,599,992	50,258,393
Net Increase (Decrease) in Net Assets	1,667,450	(10,386,308)	17,890,564	32,968,035	51,946,097	47,629,876
NET ASSETS:

Beginning of period	$18,362,647	$28,748,955	$38,077,245	$5,109,210	$63,083,324	$15,453,448

End of period	$20,030,097	$18,362,647	$55,967,809	$38,077,245	$115,029,421	$63,083,324
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	750,000	1,200,000	700,000	100,000	1,300,000	300,000

Shares created	—	50,000	400,000	800,000	1,100,000	1,000,000

Shares redeemed	(50,000)	(500,000)	(100,000)	(200,000)	(200,000)	—
Shares outstanding, end of period	700,000	750,000	1,000,000	700,000	2,200,000	1,300,000

See Notes to Financial Statements.

96	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Short-Term Corporate Bond Fund		WisdomTree U.S. Short-Term High Yield Corporate Bond Fund		WisdomTree 90/60 U.S. Balanced Fund

	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$226,381	$269,073	$506,946	$1,102,141	$2,117,393	$1,082,237

Net realized gain (loss) on investments and futures contracts	125,996	17,782	(197,553)	(593,987)	359,708	1,679,641

Net increase (decrease) in unrealized appreciation/depreciation on investments and futures contracts	51,112	627,761	1,358,081	(1,225,627)	55,827,589	23,349,438
Net increase (decrease) in net assets resulting from operations	403,489	914,616	1,667,474	(717,473)	58,304,690	26,111,316
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(323,988)	(270,700)	(523,500)	(1,094,900)	(2,430,767)	(1,126,753)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,358,506	14,944,762	—	5,048,702	123,329,897	242,226,200

Cost of shares redeemed	—	—	(9,784,719)	—	(10,272,510)	(33,960,014)
Net increase (decrease) in net assets resulting from capital share transactions	10,358,506	14,944,762	(9,784,719)	5,048,702	113,057,387	208,266,186
Net Increase (Decrease) in Net Assets	10,438,007	15,588,678	(8,640,745)	3,236,329	168,931,310	233,250,749
NET ASSETS:

Beginning of period	$20,631,866	$5,043,188	$23,417,615	$20,181,286	$238,679,133	$5,428,384

End of period	$31,069,873	$20,631,866	$14,776,870	$23,417,615	$407,610,443	$238,679,133
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	100,000	500,000	400,000	7,800,000	200,000

Shares created	200,000	300,000	—	100,000	3,650,000	8,800,000

Shares redeemed	—	—	(200,000)	—	(300,000)	(1,200,000)
Shares outstanding, end of period	600,000	400,000	300,000	500,000	11,150,000	7,800,000

See Notes to Financial Statements.

WisdomTree Trust	97

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Cloud Computing Fund

	For the Six Months Ended December 31, 2020 (unaudited)	For the Period September 6, 2019* through June 30, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(1,813,047)	$(188,491)

Net realized gain on investments	57,426,795	6,087,744

Net increase in unrealized appreciation/depreciation on investments	202,301,176	50,952,869
Net increase in net assets resulting from operations	257,914,924	56,852,122
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	880,109,762	392,277,785

Cost of shares redeemed	(304,780,127)	(28,358,629)
Net increase in net assets resulting from capital share transactions	575,329,635	363,919,156
Net Increase in Net Assets	833,244,559	420,771,278
NET ASSETS:

Beginning of period	$420,771,378	$100

End of period	$1,254,015,937	$420,771,378
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,800,004	4

Shares created	19,900,000	11,725,000

Shares redeemed	(7,275,000)	(925,000)
Shares outstanding, end of period	23,425,004	10,800,004
*	Commencement of operations.

See Notes to Financial Statements.

98	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$25.40	$28.84	$28.96	$28.27	$24.26	$24.18
Investment operations:

Net investment income[1]	0.33	0.80	1.04	1.00	0.98	0.79

Net realized and unrealized gain (loss)	2.95	(3.44)	(0.17)	0.70	4.32	(0.35)
Total from investment operations	3.28	(2.64)	0.87	1.70	5.30	0.44
Dividends and distributions to shareholders:

Net investment income	(0.64)	(0.80)	(0.99)	(1.01)	(0.83)	(0.36)

Capital gains	—	—	—	—	(0.46)	—
Total dividends and distributions to shareholders	(0.64)	(0.80)	(0.99)	(1.01)	(1.29)	(0.36)
Net asset value, end of period	$28.04	$25.40	$28.84	$28.96	$28.27	$24.26

TOTAL RETURN[2]	13.08%	(9.34)%[3]	3.11%	6.04%	22.25%	1.82%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$147,234	$198,145	$252,362	$262,129	$450,964	$243,806

Ratios to average net assets of:

Expenses, net of expense waivers	0.37%[4]	0.35%	0.35%	0.35%	0.35%	0.35%[4]

Expenses, prior to expense waivers	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.40%[4]

Net investment income	2.46%[4]	2.87%	3.68%	3.33%	3.67%	6.79%[4]
Portfolio turnover rate[5]	32%	17%	26%	15%	27%	28%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$26.22	$29.60	$31.50	$30.12	$23.87	$24.24
Investment operations:

Net investment income[1]	0.26	0.88	1.12	1.11	0.86	0.52

Net realized and unrealized gain (loss)	5.24	(3.39)	(2.29)	0.92	6.18	(0.41)
Total from investment operations	5.50	(2.51)	(1.17)	2.03	7.04	0.11
Dividends to shareholders:

Net investment income	(0.62)	(0.87)	(0.73)	(0.65)	(0.79)	(0.48)
Net asset value, end of period	$31.10	$26.22	$29.60	$31.50	$30.12	$23.87

TOTAL RETURN[2]	21.14%	(8.70)%[6]	(3.70)%	6.73%	29.80%	0.36%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$37,316	$38,015	$34,041	$17,327	$3,012	$2,388

Ratios to average net assets of:

Expenses, net of expense waivers	0.45%[4]	0.43%	0.43%	0.43%	0.43%	0.43%[4]

Expenses, prior to expense waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%[4]

Net investment income	1.85%[4]	3.08%	3.77%	3.41%	3.16%	4.42%[4]
Portfolio turnover rate[5]	57%	25%	55%	95%	75%	50%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.11% lower.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.14% lower.

See Notes to Financial Statements.

WisdomTree Trust	99

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets ESG Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020[1]	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$27.90	$31.47	$30.95	$29.71	$25.63	$24.53
Investment operations:

Net investment income[2]	0.26	0.93	1.21	0.96	0.96	0.36

Net realized and unrealized gain (loss)	8.33	(3.44)	0.38	1.14	3.96	0.87
Total from investment operations	8.59	(2.51)	1.59	2.10	4.92	1.23
Dividends to shareholders:

Net investment income	(0.42)	(1.06)	(1.07)	(0.86)	(0.84)	(0.13)
Net asset value, end of period	$36.07	$27.90	$31.47	$30.95	$29.71	$25.63

TOTAL RETURN[3]	30.97%	(8.19)%	5.25%	7.05%[4]	19.46%	5.01%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$36,074	$33,482	$50,353	$34,042	$11,885	$2,563

Ratios to average net assets of:

Expenses	0.32%[5]	0.32%	0.32%	0.32%	0.32%	0.32%[5]

Net investment income	1.59%[5]	3.13%	3.97%	2.91%	3.38%	6.14%[5]
Portfolio turnover rate[6]	34%	130%[1]	26%	22%	15%	4%

WisdomTree International ESG Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020[7]	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$24.48	$23.96	$24.67	$23.31	$19.63
Investment operations:

Net investment income[2]	0.21	0.46	0.49	0.71	0.32

Net realized and unrealized gain	4.23	0.73[8]	0.02	1.03	3.52
Total from investment operations	4.44	1.19	0.51	1.74	3.84
Dividends and distributions to shareholders:

Net investment income	(0.31)	(0.50)	(0.29)	(0.21)	(0.15)

Capital gains	—	(0.17)	(0.93)	(0.17)	—

Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.31)	(0.67)	(1.22)	(0.38)	(0.16)
Net asset value, end of period	$28.61	$24.48	$23.96	$24.67	$23.31

TOTAL RETURN[3]	18.23%	4.88%	2.56%	7.44%	19.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$20,030	$18,363	$28,749	$19,736	$2,331

Ratios to average net assets of:

Expenses, net of expense waivers	0.30%[5]	0.15%[9]	0.10%[9]	0.10%[9]	0.10%[5,9]

Expenses, prior to expense waivers	0.30%[5]	0.52%[9]	0.58%[9]	0.58%[9]	0.58%[5,9]

Net investment income	1.62%[5]	1.89%[9]	2.10%[9]	2.87%[9]	2.23%[5,9]
Portfolio turnover rate[6]	36%	112%[7]	6%	4%	4%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree Emerging Markets Dividend Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree Emerging Markets ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The information reflects the investment objective and strategy of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree International ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[8]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal period.

[9]	The ratio to average net assets do not include net investment income (loss) of investment companies in which the Fund invests.

See Notes to Financial Statements.

100	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$54.40	$51.09	$47.79	$49.88	$50.69	$49.96
Investment operations:

Net investment income[1]	0.61	1.42	1.59	1.49	1.36	0.22

Net realized and unrealized gain (loss)	1.75	3.37	3.28	(2.02)	(0.63)	0.72
Total from investment operations	2.36	4.79	4.87	(0.53)	0.73	0.94
Dividends and distributions to shareholders:

Net investment income	(0.60)	(1.48)	(1.57)	(1.56)	(1.30)	(0.21)

Capital gains	(0.19)	—	—	—	(0.24)	—
Total dividends and distributions to shareholders	(0.79)	(1.48)	(1.57)	(1.56)	(1.54)	(0.21)
Net asset value, end of period	$55.97	$54.40	$51.09	$47.79	$49.88	$50.69

TOTAL RETURN[2]	4.35%	9.54%	10.44%	(1.11)%	1.52%	1.89%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$55,968	$38,077	$5,109	$4,779	$4,988	$5,069

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%[3]

Expenses, prior to expense waivers	0.24%[3]	0.28%	0.28%	0.28%	0.28%	0.28%[3]

Net investment income	2.19%[3]	2.71%	3.29%	3.02%	2.74%	2.50%[3]
Portfolio turnover rate[4]	26%	25%	22%	21%	45%	3%

WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$48.53	$51.51	$49.77	$52.29	$50.41	$50.19
Investment operations:

Net investment income[1]	1.25	2.64	2.84	2.91	2.80	0.47

Net realized and unrealized gain (loss)	3.75	(3.00)	1.69	(2.14)	2.24	0.20
Total from investment operations	5.00	(0.36)	4.53	0.77	5.04	0.67
Dividends and distributions to shareholders:

Net investment income	(1.24)	(2.62)	(2.75)	(2.89)	(2.79)	(0.45)

Capital gains	—	—	(0.04)	(0.40)	(0.37)	—

Tax return of capital	—	(0.00)[5]	—	—	—	—
Total dividends and distributions to shareholders	(1.24)	(2.62)	(2.79)	(3.29)	(3.16)	(0.45)
Net asset value, end of period	$52.29	$48.53	$51.51	$49.77	$52.29	$50.41

TOTAL RETURN[2]	10.42%	(0.72)%	9.43%	1.49%	10.23%	1.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$115,029	$63,083	$15,453	$4,977	$5,229	$5,041

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.45%[3]	0.48%	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	4.89%[3]	5.32%	5.68%	5.67%	5.38%	5.31%[3]
Portfolio turnover rate[4]	9%	22%	14%	35%	51%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust	101

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$51.58	$50.43	$49.03	$49.94	$50.20	$49.98
Investment operations:

Net investment income[1]	0.42	1.23	1.24	0.98	0.79	0.12

Net realized and unrealized gain (loss)	0.36	1.13 [2]	1.39	(0.88)	(0.28)	0.21
Total from investment operations	0.78	2.36	2.63	0.10	0.51	0.33
Dividends and distributions to shareholders:

Net investment income	(0.42)	(1.21)	(1.23)	(1.01)	(0.77)	(0.11)

Capital gains	(0.16)	—	—	—	—	—
Total dividends and distributions to shareholders	(0.58)	(1.21)	(1.23)	(1.01)	(0.77)	(0.11)
Net asset value, end of period	$51.78	$51.58	$50.43	$49.03	$49.94	$50.20

TOTAL RETURN[3]	1.53%	4.75%	5.44%	0.19%	1.02%	0.66%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$31,070	$20,632	$5,043	$4,903	$4,994	$5,020

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%[4]

Expenses, prior to expense waivers	0.25%[4]	0.28%	0.28%	0.28%	0.28%	0.28%[4]

Net investment income	1.62%[4]	2.43%	2.50%	1.98%	1.58%	1.35%[4]
Portfolio turnover rate[5]	19%	43%	28%	41%	38%	14%

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$46.84	$50.45	$49.91	$51.39	$50.32	$49.95
Investment operations:

Net investment income[1]	1.06	2.46	2.66	2.39	2.43	0.51

Net realized and unrealized gain (loss)	2.51	(3.61)	0.51	(0.77)	1.60	0.35
Total from investment operations	3.57	(1.15)	3.17	1.62	4.03	0.86
Dividends and distributions to shareholders:

Net investment income	(1.15)	(2.46)	(2.63)	(2.38)	(2.42)	(0.49)

Capital gains	—	—	—	(0.72)	(0.54)	—
Total dividends and distributions to shareholders	(1.15)	(2.46)	(2.63)	(3.10)	(2.96)	(0.49)
Net asset value, end of period	$49.26	$46.84	$50.45	$49.91	$51.39	$50.32

TOTAL RETURN[3]	7.69%	(2.34)%	6.54%	3.28%	8.19%	1.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,777	$23,418	$20,181	$4,991	$5,139	$5,032

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%[4]

Expenses, prior to expense waivers	0.45%[4]	0.48%	0.48%	0.48%	0.48%	0.48%[4]

Net investment income	4.33%[4]	5.06%	5.34%	4.73%	4.72%	5.66%[4]
Portfolio turnover rate[5]	33%	44%	18%	66%	69%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal period.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

102	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 90/60 U.S. Balanced Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020	For the Period August 2, 2018* through June 30, 2019
Net asset value, beginning of period	$30.60	$27.14	$25.08
Investment operations:

Net investment income[1]	0.21	0.45	0.38

Net realized and unrealized gain	5.97	3.39	2.01
Total from investment operations	6.18	3.84	2.39
Dividends and distributions to shareholders:

Net investment income	(0.20)	(0.27)	(0.33)

Capital gains	(0.02)	(0.11)	—
Total dividends and distributions to shareholders	(0.22)	(0.38)	(0.33)
Net asset value, end of period	$36.56	$30.60	$27.14

TOTAL RETURN[2]	20.25%	14.25%	9.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$407,610	$238,679	$5,428

Ratios to average net assets of:

Expenses	0.20%[3]	0.20%	0.20%[3]

Net investment income	1.25%[3]	1.57%	1.68%[3]
Portfolio turnover rate[4]	8%	13%	11%

WisdomTree Cloud Computing Fund	For the Six Months Ended December 31, 2020 (unaudited)	For the Period September 6, 2019* through June 30, 2020
Net asset value, beginning of period	$38.96	$25.06
Investment operations:

Net investment loss[1]	(0.10)	(0.11)

Net realized and unrealized gain	14.67	14.01
Total from investment operations	14.57	13.90
Net asset value, end of period	$53.53	$38.96

TOTAL RETURN[2]	37.40%	55.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,254,016	$420,771

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%[3]

Net investment loss	(0.44)%[3]	(0.43)%[3]
Portfolio turnover rate[4]	15%	8%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	103

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets ESG Fund (“Emerging Markets ESG Fund’’)	April 7, 2016
WisdomTree International ESG Fund (“International ESG Fund’’)	November 3, 2016
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund’’)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund’’)	April 27, 2016
WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (“U.S. Short-Term High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree 90/60 U.S. Balanced Fund (“90/60 U.S. Balanced Fund’’)	August 2, 2018
WisdomTree Cloud Computing Fund (“Cloud Computing Fund’’)	September 6, 2019

Each Fund, except the 90/60 U.S. Balanced Fund, Emerging Markets ESG Fund and International ESG Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) or an Index developed by a third party. The 90/60 U.S. Balanced Fund, Emerging Markets ESG Fund and International ESG Fund are actively managed using a model-based approach. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent

WisdomTree Trust	105

Notes to Financial Statements (unaudited) (continued)

pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended December 31, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the period ended December 31, 2020 and open positions in such derivatives as of December 31, 2020 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2020 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2—Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2020, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of December 31, 2020, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$6,844	Unrealized depreciation on foreign currency contracts	$1,368,726
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2,365	Unrealized depreciation on foreign currency contracts	368,218
International ESG Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	1
90/60 U.S. Balanced Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	130,384	Unrealized depreciation on futures contracts*	862,413
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 109 for additional information regarding balance sheet location of balances associated with futures contracts.

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months ended December 31, 2020, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	$(6,093,119)	$(69,094)
Equity contracts	(40,380)	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	(1,164,933)	(67,121)
Emerging Markets ESG Fund
Foreign exchange contracts	(13,553)	(4)
International ESG Fund
Foreign exchange contracts	(2,829)	—
90/60 U.S. Balanced Fund
Foreign exchange contracts	(9)	—
Interest rate contracts	(1,482,625)	(952,459)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Interest rate contracts	Net realized gain (loss) from futures contracts
Equity rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the six months ended December 31, 2020, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Equity contracts[1]	$—	$—	$137,096
Foreign exchange contracts	76,346,498	146,814,706	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	17,658,223	34,036,133	—
Emerging Markets ESG Fund
Foreign exchange contracts	2,812	9,584	—
International ESG Fund
Foreign exchange contracts	—	3,980	—
90/60 U.S. Balanced Fund
Interest rate contracts	—	—	201,390,540
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

WisdomTree Trust	107

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (‘‘Independent Trustees’’); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds utilized forward foreign currency contracts (“Forward Contracts”) primarily to dynamically offset exposures to foreign currencies consistent with each Fund’s investment objective. The Emerging Markets ESG Fund and the International ESG Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

108	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Futures Contracts — The 90/60 U.S. Balanced Fund utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with its investment strategy. The Dynamic Currency Hedged International Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s quarterly portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net

WisdomTree Trust	109

Notes to Financial Statements (unaudited) (continued)

payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table herein.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2020, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged International Equity Fund
Securities Lending	$4,390,843	$—	$(4,390,843)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	6,844	(6,844)	—	—	1,368,726	(6,844)	—	1,361,882
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	3,274,492	—	(3,274,492)[1]	—	—	—	—	—
Foreign Currency Contracts	2,365	(2,365)	—	—	368,218	(2,365)	—	365,853
Emerging Markets ESG Fund
Securities Lending	743,936	—	(743,936)[1]	—	—	—	—	—
International ESG Fund
Foreign Currency Contracts	1	—	—	1	1	—	—	1
U.S. Corporate Bond Fund
Securities Lending	4,368,377	—	(4,368,377)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	8,462,194	—	(8,462,194)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	2,520,453	—	(2,520,453)[1]	—	—	—	—	—
U.S. Short-Term High Yield Corporate Bond Fund
Securities Lending	3,266,331	—	(3,266,331)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	81,010,708	—	(81,010,708)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

110	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets and Frontier Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

The economies of “frontier markets” (e.g., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, Saudi Arabia, and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a smaller number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of a Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund, U.S. Short-Term Corporate Bond Fund and U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

WisdomTree Trust	111

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged International Equity Fund	0.40%[1]
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%[2]
Emerging Markets ESG Fund	0.32%
International ESG Fund	0.30%
U.S. Corporate Bond Fund	0.18%[3]
U.S. High Yield Corporate Bond Fund	0.38%[4]
U.S. Short-Term Corporate Bond Fund	0.18%[3]
U.S. Short-Term High Yield Corporate Bond Fund	0.38%[4]
90/60 U.S. Balanced Fund	0.20%
Cloud Computing Fund	0.45%
[1]

Prior to the close of business October 31, 2020, WTAM received an annual advisory fee of 0.40% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.35% through October 31, 2020 (the advisory fee waiver expiration date). Effective the close of business October 31, 2020, the contractual advisory fee waiver expired.

[2]

Prior to the close of business October 31, 2020, WTAM received an annual advisory fee of 0.48% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.43% through October 31, 2020 (the advisory fee waiver expiration date). Effective the close of business October 31, 2020, the contractual advisory fee waiver expired.

[3]

Prior to the close of business October 31, 2020, WTAM received an annual advisory fee of 0.28% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020 (the advisory fee waiver expiration date). Effective the close of business October 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.18%.

[4]

Prior to the close of business October 31, 2020, WTAM received an annual advisory fee of 0.48% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020 (the advisory fee waiver expiration date). Effective the close of business October 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.38%.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended December 31, 2020, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal period ended December 31, 2020, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal period ended December 31, 2020, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain
Dynamic Currency Hedged International Equity Fund	$8,550,077	$7,192,410	$103,509
Dynamic Currency Hedged International SmallCap Equity Fund	2,109,797	2,560,541	82,804

112	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended December 31, 2020, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic Currency Hedged International Equity Fund	789	$21,974	$500
International ESG Fund	—	—	25
U.S. Corporate Bond Fund	18,000	1,006,834	10,677
U.S. High Yield Corporate Bond Fund	340	17,850	418
U.S. Short-Term Corporate Bond Fund	58,243	3,018,979	24,136
U.S. Short-Term High Yield Corporate Bond Fund	67	3,305	75
90/60 U.S. Balanced Fund	148	5,417	33
Cloud Computing Fund	163	8,734	—

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended December 31, 2020 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$49,510,527	$61,432,371	$—	$61,655,476
Dynamic Currency Hedged International SmallCap Equity Fund	20,995,124	23,076,765	—	6,507,265
Emerging Markets ESG Fund	11,582,403	14,948,109	—	3,053,857
International ESG Fund	6,801,678	6,901,769	—	1,245,968
U.S. Corporate Bond Fund	12,474,898	11,246,156	21,630,202	5,121,898
U.S. High Yield Corporate Bond Fund	7,396,401	10,239,302	54,195,957	9,019,287
U.S. Short-Term Corporate Bond Fund	5,858,264	5,086,664	9,755,910	—
U.S. Short-Term High Yield Corporate Bond Fund	7,200,158	7,316,524	—	9,412,180
90/60 U.S. Balanced Fund	22,800,721	29,989,426	111,329,111	9,203,354
Cloud Computing Fund	120,663,590	122,307,129	811,282,039	236,128,386

WisdomTree Trust	113

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At December 31, 2020, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Total Net Unrealized Appreciation
Dynamic Currency Hedged International Equity Fund	$138,793,890	$21,810,550	$(10,219,454)	$11,591,096	$226	$(37,522)	$(37,296)	$11,553,800
Dynamic Currency Hedged International SmallCap Equity Fund	35,186,140	4,775,885	(1,339,147)	3,436,738	90	(13,754)	(13,664)	3,423,074
Emerging Markets ESG Fund	27,050,057	10,220,271	(892,072)	9,328,199	—	—	—	9,328,199
International ESG Fund	15,589,319	4,478,868	(81,342)	4,397,526	—	—	—	4,397,526
U.S. Corporate Bond Fund	57,545,713	1,944,535	(16,091)	1,928,444	—	—	—	1,928,444
U.S. High Yield Corporate Bond Fund	114,348,144	4,774,172	(525,494)	4,248,678	—	—	—	4,248,678
U.S. Short-Term Corporate Bond Fund	31,594,463	744,758	(3,865)	740,893	—	—	—	740,893
U.S. Short-Term High Yield Corporate Bond Fund	17,104,475	368,759	(81,710)	287,049	—	—	—	287,049
90/60 U.S. Balanced Fund	291,460,783	81,656,325	(1,640,446)	80,015,879	—	—	—	80,015,879
Cloud Computing Fund	1,047,157,683	255,673,370	(2,480,926)	253,192,444	—	—	—	253,192,444
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”) Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. WTAM has evaluated ASU 2020-04 and determined that there is no significant impact on the Trust’s financial statements and related disclosures.

8. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

114	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, and the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees, including the Independent Trustees, also considered the approval of the amendment of the Advisory Agreements pursuant to which WTAM provides WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund and WisdomTree U.S. Short-Term High Yield Corporate Bond Fund with investment advisory services. WTAM representatives discussed with the Board its proposal, effective November 1, 2020, to lower the advisory fee paid to WTAM by each Fund pursuant to each Advisory Agreement as follows:

•	WisdomTree U.S. Corporate Bond Fund: from 0.28% to 0.18% of the value of the Fund’s average net assets;

•	WisdomTree U.S. Short-Term Corporate Bond Fund: from 0.28% to 0.18% of the value of the Fund’s average net assets;

•	WisdomTree U.S. High Yield Corporate Bond Fund: from 0.48% to 0.38% of the value of the Fund’s average net assets; and

•	WisdomTree U.S. Short-Term High Yield Corporate Bond Fund: from 0.48% to 0.38% of the value of the Fund’s average net assets.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on September 22, 2020, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers

WisdomTree Trust	115

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2020, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of

116	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval and to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	117

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

118	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4480

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 5, 2021

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 5, 2021